File Nos. 2-98772
811-04347
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON APRIL 16, 2009

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 134	☑
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 168	☑
GMO TRUST
(Exact Name of Registrant as Specified in Charter)
40 Rowes Wharf, Boston, Massachusetts 02110
(Address of principal executive offices)
617-330-7500
(Registrant’s telephone number, including area code)
with a copy to:

J.B. Kittredge, Esq.	Thomas R. Hiller, Esq.
GMO Trust	Ropes & Gray LLP
40 Rowes Wharf	One International Place
Boston, Massachusetts 02110	Boston, Massachusetts 02110
(Name and address of agents for service)
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b), or

☐	60 days after filing pursuant to paragraph (a)(1), or

☐	On April 16, 2009 pursuant to paragraph (b), or

☑	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to GMO Asset Allocation International Bond Fund and GMO World Opportunity Overlay Share Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	April 16, 2009
          GMO Trust
Prospectus
[•], 2009
          ■ GMO Asset Allocation International Bond Fund

■ Information about other funds offered by GMO Trust is contained in separate prospectuses.

■ Shares of the Fund described in this Prospectus may not be available for purchase in all states. This Prospectus does not offer shares in any state where they may not lawfully be offered.
          Grantham, Mayo, Van Otterloo & Co. LLC
            40 Rowes Wharf • Boston, Massachusetts 02110
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GMO ASSET ALLOCATION
INTERNATIONAL BOND FUND

Fund Codes
	Ticker	Symbol	CUSIP
Class III	—	—	362013 35 1
Class VI	—	—	362013 34 4
          This summary is not all-inclusive, and the GMO Asset Allocation International Bond Fund (the “Fund”) may make investments, employ strategies, and be exposed to risks that are not described in this summary. More information about the Fund’s investments and strategies is contained in the Fund’s Statement of Additional Information (“SAI”). Except for policies identified in this Prospectus or the SAI as “fundamental,” the Board of Trustees (the “Trustees”) of GMO Trust (the “Trust”) may change the Fund’s investment objective or policies without shareholder approval. The Fund’s investment manager is Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) (see “Management of the Fund” for a description of the Manager). The Fund, by itself, is not intended to provide a complete investment program, and an investment in the Fund should only be considered as part of a diversified portfolio that includes other investments.
Investment objective
          Total return in excess of that of its benchmark.
Principal investment strategies
          The Fund may invest in bonds of any kind. (For purposes of this Prospectus, the term “bond” refers to any fixed income security, including instruments with variable interest payments.) Under normal circumstances, the Fund invests at least 80% of its assets in bonds (the “Name Policy”) (see “Name Policy” below for more information). The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds that the Fund may invest in include, but are not limited to:
•	investment grade bonds denominated in various currencies, including securities issued by foreign governments and the U.S. government, and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities;
•	below investment grade bonds (also known as “junk bonds”);
•	inflation indexed bonds issued by foreign governments and the U.S. government, and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations;
•	futures contracts, currency options, currency forwards, swap contracts, interest rate options, swaps on interest rates, and other types of derivatives;
•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as “junk bonds”); and
•	asset-backed securities, including mortgage related and mortgage-backed securities.
          The Fund may gain exposure to the investments described above directly or indirectly through investments in shares of other funds managed by GMO (the “GMO Funds”), including GMO U.S. Treasury Fund (see Appendix A hereto for a description of GMO U.S. Treasury Fund).

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          The Fund may invest up to 100% of its assets in below investment grade bonds (also known as “junk bonds”). Junk bonds are also called “high yield bonds.” Please see “High Yield Risk” below for a description of the speculative risks pertaining to junk bonds.
          The Manager employs fundamental investment techniques and quantitative models to determine the relative values of different sectors of the bond market, such as foreign, corporate, U.S. government, and asset-backed bond sectors and to identify investments the Manager believes are undervalued, less overvalued and/or may provide downside protection. The Fund may take substantial positions in particular sectors of the bond market, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to various sectors of the bond market.
          The Manager does not seek to maintain a specified portfolio duration for the Fund, and the Fund’s portfolio duration will change depending on the Fund’s investments and the Manager’s current outlook on different sectors of the bond market.
          When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly or make indirect investments by investing in another GMO Fund or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. For purposes of this Prospectus, the term “fixed income securities” includes (i) obligations of an issuer to make payments of principal and/or interest on future dates, including instruments with variable interest payments and (ii) synthetic debt instruments created by the Manager by combining a futures contract, swap contract, currency forward or option on a non-synthetic fixed income security with cash, a cash equivalent, or a non-synthetic fixed income security.
          For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/BBB- or better given by Moody’s Investors Service, Inc. (“Moody’s”) and/or Standard & Poor’s (“S&P”) to a particular fixed income security, and the term “below investment grade” refers to any rating below Baa3/BBB- given by Moody’s and/or S&P to a particular fixed income security. Fixed income securities rated below investment grade are also known as “junk bonds.” Securities referred to in this Prospectus as investment grade or below investment grade include not only securities rated by Moody’s and S&P, but also securities unrated by Moody’s or S&P that the Manager determines to have credit qualities comparable to securities rated by Moody’s and/or S&P as investment grade or below investment grade, as applicable. The Fund may hold securities that are downgraded to below investment grade status after the time of purchase by the Fund.
          The Fund may invest in unaffiliated money market funds. The Fund intends to invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, investments by the Fund in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act.
          Unless otherwise specified in this Prospectus or the SAI, the Manager is not obligated to, and generally will not, consider tax consequences when seeking to achieve the Fund’s investment objective (e.g., the Fund may engage in transactions that are not tax efficient for shareholders subject to U.S. federal income tax). Portfolio turnover is not a principal consideration when the Manager makes investment decisions for the Fund. High turnover rates may adversely affect the Fund’s performance by generating additional expenses and may result in additional taxable income for its shareholders.

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Benchmark
          The Fund’s benchmark is the JPMorgan Non-U.S. Government Bond Index.
Principal risks of investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Currency Risk – Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
•	Market Risk—Fixed Income Securities – Typically, the value of the Fund’s fixed income securities will decline during periods of rising interest rates and/or widening of credit spreads. Credit spreads may increase because of market perception of credit risk.
•	Foreign Investment Risk – The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets may be less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment, capital, or exchange control regulations may adversely affect the value of the Fund’s foreign investments. These risks are greater for the Fund’s investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
•	Credit and Counterparty Risk – This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, or a borrower of the Fund’s securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. To the extent that the Fund uses OTC derivatives, including swap contracts with longer-term maturities, and as a result has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund.
•	Derivatives Risk – The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.
•	Management Risk – This is the risk that the Manager may not achieve the Fund’s investment objective. Management risk is particularly pronounced for the Fund because the Fund may concentrate its investments in one or more sectors of the bond market.
•	Large Shareholder Risk – This is the risk that the shareholders of the Fund, such as institutional investors or other GMO Funds, will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.
•	High Yield Risk – Below investment grade bonds (also known as “junk bonds”) may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to an issuer’s weakened capacity to make principal and interest payments than is the case with investment grade bonds.

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          Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments), Leveraging Risk (increased risks from use of derivatives), Focused Investment Risk (increased risk from the Fund’s focusing investments in industries with high positive correlations to one another), Market Disruption and Geopolitical Risk (the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally), and Fund of Funds Risk (risk that the GMO Funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified.

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Performance
          Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Fees and expenses
          The table below shows, for each class of shares, the expected cost of investing in the Fund.

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average
daily net assets)	Class III		Class VI
Management fee	[0.25]	%	[0.25]	%
Shareholder service fee	[0.15]	%[1]	[0.055]	%[1]
Other expenses	[0.19]	%[2,3]	[0.19]	%[2,3]
Total annual operating expenses	[0.59]	%[2]	[0.50]	%[2]
Expense reimbursement/waiver	([0.19]	%)[1,2,4]	([0.19]	%)[1,2,4]
Net annual expenses	[0.40]	%[2]	[0.31]	%[2]

[1]	[The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceed the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.]

[2]	[The amounts indicated above represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.]

[3]	[“Other expenses” reflect the aggregate of estimated direct expenses associated with an investment in the Fund and the estimated indirect net expenses associated with the Fund’s investment in certain other pooled investment vehicles (the “underlying funds”). Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Net fees and expenses of underlying funds are estimated to be less than 0.01%.]

[4]	[The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least [June 30, 2010] to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, investment-related costs, and other expenses described on page [13] of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed [0.25]% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least [ June 30, 2010] to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding GMO U.S. Treasury Fund’s Excluded Fund Fees and Expenses) exceeds[0.25]% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to [0.25]% of the Fund’s average daily net assets.]
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	1 Year*	3 Years
Class III	$[41]	$[170]
Class VI	$[32]	$[141]

*	After reimbursement

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DESCRIPTION OF PRINCIPAL RISKS
          Investing in mutual funds involves risk, including the risk that the Manager’s strategies and techniques will fail to produce the desired results (see “Management of the Fund” for a description of the Manager and “Management Risk” below for a more detailed discussion of this risk). The Fund is subject to risks based on the types of investments in its portfolio and the investment strategies it employs. Factors that may affect the Fund’s portfolio as a whole are called “principal risks” and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund may change over time. The SAI includes more information about the Fund and its investments. You should keep in mind that an investment in the Fund is not a bank deposit and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. By itself, the Fund does not constitute a complete investment program.
           • MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable changes in the value of the securities owned by the Fund. General market risks associated with investments in fixed income securities include the following:
          Fixed Income Securities. The value of the Fund’s fixed income investments (including bonds, notes, synthetic debt instruments, and asset-backed securities) typically changes as interest rates fluctuate. This kind of market risk, also called “interest rate risk,” is generally greater for fixed income securities and portfolios with longer durations. Fixed income securities are also subject to credit risk (see “Credit and Counterparty Risk” below) and, for foreign-currency denominated instruments, currency risk (see “Currency Risk” below).
          Interest rate risk relates to changes in a security’s value as a result of changes in interest rates. The value of fixed-rate securities generally falls when interest rates rise, since prospective interest payments exceed current payments; the opposite is true when interest rates fall, since current investments have locked in a higher interest rate. The extent to which a security’s value moves with interest rates is referred to as interest-rate duration, which can be measured mathematically or empirically. Longer-maturity investments generally have longer durations, as the investment’s fixed rate is locked in for longer. Floating-rate or adjustable-rate securities, however, generally have short interest rate durations, since their interest rates are not fixed but rather float up and down with the level of prevailing interest rates.
          In addition, the value of inflation indexed bonds is expected to change in response to changes in real interest rates. Their value typically will decline during periods of rising real interest rates, and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the value of inflation indexed bonds may decline more than the values of non-inflation indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance that the value of the Fund’s inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest payable on these investments (calculated with respect to a smaller principal amount) will be reduced. The interest payments on these investments cannot be known with certainty. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds. For bonds that do not provide a similar guarantee, however, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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          An additional type of market risk exists for the Fund to the extent it invests in asset-backed securities. Those securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations”). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (i.e., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the credit support. The underlying obligations, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, particularly during periods of falling interest rates.
          The value of an asset-backed security may depend on the servicing of its underlying asset and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The risks associated with asset-backed securities are particularly pronounced for the Fund because it may hold a substantial portion of its assets in asset-backed securities. The Fund also may be subject to risks related to holding asset-backed securities backed by different types of consumer debt (e.g., credit-card receivables, automobile loans, educational loans, and home equity loans). Additionally, government intervention (such as guarantees) in certain sectors of the credit markets may have adverse valuation and liquidity effects on various sectors of the credit markets, including those represented in the Fund’s holdings. See “Focused Investment Risk” below for a discussion of these risks.
           The Fund also may invest in fixed income securities paying no interest, such as zero coupon, principal-only and interest-only securities, and, to the extent it makes such investments, the Fund will be exposed to additional market risk.
            • CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise to honor its obligations. This risk may be particularly acute in an environment where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.
          Credit risk for fixed income securities is the risk that the issuer will be unable to make scheduled contractual payments of principal and interest. The value of the Fund’s investments can decline as a result of an issuer’s defaulting on its payment obligations or the market’s expectation of a default. The Fund is subject to varying degrees of risk that the issuers of the fixed income securities in which it invests will have their credit ratings downgraded. Nearly all fixed income securities are subject to some credit risk. The risk varies depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities and whether the particular note or other instrument held by the Fund has a priority in payment of principal and interest. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or

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corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit-card receivables, automobile loans, and sub-prime mortgages, are subject to further risks, including the risk that the obligors of the underlying assets default on their obligations. See “Market Risk – Fixed Income Securities” above for a discussion of these risks. The obligations of issuers also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors.
          Credit risk is particularly pronounced for below investment grade securities (also known as “junk bonds”), which are fixed income securities rated lower than Baa3 by Moody’s, BBB- by S&P, or securities unrated by Moody’s or S&P that are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, is below investment grade. Please see “High Yield Risk” below for more information on the risks of investing in below investment grade bonds.
          The Fund is exposed to counterparty risk to the extent it uses OTC derivatives (such as forward foreign currency contracts and/or swap contracts, as described in “Derivatives Risk” below) or lends its portfolio securities. The Fund also is exposed to counterparty risk to the extent it uses repurchase agreements. There can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce its contractual rights. The Fund may be subject, in particular, to the creditworthiness of the contracts’ counterparties because certain types of swap contracts have durations longer than six months (and, in some cases, a number of years). Counterparty risk also may be more pronounced if a counterparty’s obligations are not secured by collateral, the Fund’s interest in collateral is not perfected, or the instrument is not regularly marked-to-market. In addition, the Fund may have significant exposure to a single counterparty as a result of its use of swaps and other OTC derivatives.
            • HIGH YIELD RISK. Because the Fund may invest up to 100% of its assets in below investment grade bonds, otherwise known as “junk bonds,” the Fund is subject to high yield risk. Junk bonds may be issued by companies which are highly leveraged, less creditworthy or financially distressed. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Although offering the potential for higher investment returns, junk bonds often are less liquid than higher quality securities, their issuers’ ability to make principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.
           • DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and related indices. The Fund may use derivatives for many purposes, including hedging and as a substitute for direct investment in securities or other assets. The Fund also may use derivatives as a way to adjust its exposure to various securities, markets, and currencies without actually having to sell

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existing investments and make new investments. This generally is done when the adjustment is expected to be relatively temporary or in anticipation of selling Fund assets and making new investments over time. The SAI contains a description of the various derivatives the Fund may utilize.
          The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivatives exposes the Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will meet its contractual obligations or that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, the Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, the Fund may invest in derivatives as to which the counterparty’s obligations are not secured by collateral (e.g., foreign currency forwards; see “Currency Risk” below), that require collateral but in which the Fund’s security interest is not perfected, or in which the derivative is not regularly marked-to-market (e.g., certain OTC derivatives). When the counterparties’ obligations are not secured by collateral, the Fund will be exposed to the risk of having limited recourse if a counterparty defaults. Due to the nature of the Fund’s investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk may be particularly acute in an environment where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.
          Derivatives also are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk, currency risk, and credit and counterparty risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, the derivatives may be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.
          Suitable derivative transactions may not be available in all circumstances. For example, if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce risk exposure.
          In implementing the Fund’s investment program, the Manager may use a variety of exchange-traded and OTC derivatives to create synthetic exposure to fixed income securities (instead of directly investing in those securities), hedge the Fund’s foreign currency exposure into the U.S. dollar, and/or achieve additional returns by investing in global interest rate, currency, and/or emerging country debt markets. In particular, the Fund typically directly or indirectly enters into various types of swap contracts, including credit default swaps, total return swaps on fixed income securities or indices, and interest rate swaps. Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and credit and counterparty risk (see “Credit and Counterparty Risk” below), and are subject to documentation risks. Swap contracts and other OTC derivatives also involve the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund’s third-

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party valuation services and/or the Manager will produce valuations that are reflective of levels at which such swaps and OTC derivatives may actually be closed out or sold. This valuation risk will be more pronounced in cases where the Fund enters into swaps and OTC derivatives with specialized terms because the value of those derivatives may in some cases be determined in part by reference to similar derivatives with more standardized terms. Credit default swaps involve one party paying another party for the right to receive a specified return in the event of a default by a third party (e.g., a corporate (including asset-backed security) or sovereign issuer) on a particular obligation. In addition, when as an alternative to purchasing bonds directly, the Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the notional value of the swap contract in the event of a default. There can be no assurance that the Fund’s use of derivatives will be effective or will have the desired results.
          • CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund’s investments. Currency risk is particularly pronounced for the Fund, which, for investment purposes, regularly acquires derivatives on foreign currencies and takes active long and short currency positions through exchange-traded and OTC foreign currency derivatives. Currency risk includes both the risk that currencies in which the Fund’s investments are traded and/or in which the Fund receives income, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S. dollar. In the case of hedging positions, currency risk includes the risk that the U.S. dollar will decline in value relative to the foreign currency being hedged. Foreign currency exchange rates may fluctuate significantly for many reasons, including changes in supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political developments in the U.S. or abroad.
          The Fund may use derivatives to acquire a position in currencies whose value is expected to correlate with the value of currencies the Fund owns, wants to own, or is exposed to through its investments. This presents the risk that the exchange rates of the currencies involved may not move in relation to one another as expected. In that case, the Fund could lose money on its holding of a particular currency and also lose money on the derivative. The Fund may also take active currency positions and hedge the currency exposure of the securities in which its has invested. As a result, its currency exposure may differ (in some cases significantly) from the currency exposure of those securities.
          The Fund may be adversely affected by changes in the exchange rates of foreign currencies. Foreign currency derivatives (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, consistent with industry practice, the obligations of counterparties in currency derivatives may not be secured by collateral, which increases counterparty risk (see “Credit and Counterparty Risk” below).
          • FOREIGN INVESTMENT RISK. Because the Fund may invest in fixed income securities traded principally in securities markets outside the United States, it is subject to additional and more varied risks because the market prices of those securities may fluctuate more rapidly and to a greater degree than those of U.S. securities. The securities markets of many foreign countries are relatively small, involving securities of a limited number of companies in a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs, and holders of foreign securities may be subject to foreign taxes on dividends and interest payable on those securities. Also, for investments in lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment, capital, or exchange control regulations (which may include suspension of the ability to transfer currency from a

10

country), political changes, or diplomatic developments could adversely affect the Fund. In the event of a nationalization, expropriation, or other confiscation, the Fund could lose its entire investment in a foreign security.
          Certain markets require foreign investors to obtain a license in order to invest directly in such markets. A license to invest in such markets may be subject to certain limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly in such markets is subject to the risk that the license will be terminated or suspended. If the license were terminated or suspended, the Fund could be required to seek exposure to the market through the purchase of American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”), shares of other funds which are licensed to invest directly, or derivative instruments.
          In addition, because the Fund from time to time may invest a significant portion of its assets in fixed income securities of issuers based in emerging countries, it is subject to greater foreign investment risk than Funds investing primarily in more developed foreign countries. These risks include: greater fluctuations in currency exchange rates; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment, capital controls, and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques; companies that are smaller and more recently organized; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.
          • LIQUIDITY RISK. The Fund is exposed to liquidity risk when low trading volume, lack of a market maker, a large position, or legal restrictions limit the Fund’s ability to sell particular securities or close out derivative positions at an advantageous price. Because the Fund’s principal investment strategy involves the use of derivatives and investments in foreign securities and securities with substantial market and/or credit risk, it has a greater exposure to liquidity risk than if it did not make these types of investments. These types of investments, including derivatives, are more likely to be fair valued (see “Determination of Net Asset Value”). The Fund also may be exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short position).
          Liquidity risk is particularly pronounced for the Fund, which may from time to time invest a substantial portion of its assets in sovereign debt of emerging countries that typically is less liquid than the debt securities in its benchmark.
          • LEVERAGING RISK. The Fund’s use of reverse repurchase agreements and other derivatives may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments declines. The Fund’s portfolio may be leveraged temporarily if it borrows money to meet redemption requests and/or to settle investment transactions.
          The Fund is not limited in the extent to which it may use derivatives. As a result, its net long exposure may exceed 100% of its assets.
          • LARGE SHAREHOLDER RISK. To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors or asset allocation funds), the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts and/or on a frequent basis.

11

These transactions will affect the Fund, since it may have to sell portfolio securities in order to satisfy redemption requests or purchase portfolio securities to invest cash. This risk will be particularly pronounced if one shareholder owns a substantial portion of the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments or invest cash at times when it would not otherwise do so. These transactions also may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carry forwards to offset future net realized gains and may limit or prevent the Fund’s ability to use tax equalization.
          • FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, bond sectors, or companies or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. Therefore, those funds should only be considered as part of a diversified portfolio that includes other investments.
          A fund that focuses investments in securities of issuers in a particular sector or industry may be especially vulnerable to events affecting issuers in that sector or industry because those issuers may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments.
          • MANAGEMENT RISK. The Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Management risk is pronounced for the Fund because the Fund may concentrate its investments in a particular bond sector, and the Manager’s outlook on that sector may not match performance of the overall bond market. The Manager uses proprietary investment techniques and risk analyses in making investment decisions for the Fund, but there can be no assurance that the Manager will achieve the desired results. The Manager, for example, may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. The Fund generally does not attempt to time the market and instead generally stays fully invested in the asset classes in which it is permitted to invest. The Fund may buy securities not included in its benchmark, hold securities in very different proportions than its benchmark, and/or engage in other strategies that cause the Fund’s performance to differ from that of its benchmark. In those cases, the Fund’s performance will depend on the ability of the Manager to choose securities that perform better than securities that are included in the benchmark and/or to utilize those other strategies in a way that adds value relative to the benchmark.
          • MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally. The wars in Iraq and Afghanistan have had a substantial effect on economies and securities markets in the U.S. and worldwide. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks of September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar future events are possible. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. At such times, the Fund’s exposure to the risks described elsewhere in this section, including market risk, liquidity risk, and credit and counterparty risk, can increase.

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          The value of the Fund’s investments may be adversely affected by acts of terrorism and other changes in foreign and domestic economic and political conditions. In addition, market disruptions might prevent the Fund from implementing its investment program for a period of time.
          • FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. A Fund that invests in shares of other GMO Funds is exposed to the risk that the underlying GMO Funds will not perform as expected. The Fund is also indirectly exposed to all of the risks applicable to an investment in the underlying GMO Funds. Because the Manager receives fees from the underlying GMO Funds, the Manager has a financial incentive to invest the assets of the GMO Funds that do not themselves charge a management fee in underlying GMO Funds with higher fees. The Manager is legally obligated to disregard that incentive when making investment decisions. In addition, Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (i.e., other GMO Funds).
          • NON-DIVERSIFIED FUND. The Fund is not a “diversified” investment company within the meaning of the 1940 Act. This means that the Fund is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies. As a result, credit, market, and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than if the Fund were “diversified.”
MANAGEMENT OF THE FUND
          GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the Fund and the GMO Funds. GMO is a private company, founded in 1977. As of [  ], 2009, GMO managed on a worldwide basis more than $[  ] billion for the GMO Funds and institutional investors such as pension plans, endowments, and foundations.
          Subject to the approval of the Trustees, the Manager establishes and modifies when necessary the investment strategies of the Fund. In addition to its management and shareholder services to the Fund, the Manager administers the Fund’s business affairs.
          Each class of shares of the Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.
          The Manager receives a management fee from the Fund as compensation for services rendered to the Fund. The Fund will commence operations on or following the date of this Prospectus, and, therefore, the Fund has not yet paid the Manager a management fee. However, once the Fund commences operations, it will pay to the Manager a management fee at the annual rate of [0.25%] of the Fund’s average daily net assets.
          A discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract will be included in the Fund’s initial shareholder report.
          GMO’s Asset Allocation Division is responsible for overall investment management and strategic direction of the Fund. GMO’s Fixed Income Division is responsible for day-to-day management of the Fund. Each Division’s investment professionals work collaboratively to manage the Fund’s portfolio, and no one person is primarily responsible for day-to-day management of the Fund.

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          Ben Inker is the senior member and director of the Asset Allocation Division. Mr. Inker has been a senior member of the Division since 1996. As senior member and director of the Division, Mr. Inker allocates responsibility for portions of the Fund’s portfolio to members of the Division, oversees the implementation of trades, reviews the overall composition of the portfolio, including compliance with its stated investment objective and strategies, and monitors cash.
          William Nemerever and Thomas Cooper are the senior members and co-directors of the Fixed Income Division. Each has been a senior member of the Division since 1993. As senior members and co-directors, Mr. Nemerever and Mr. Cooper jointly allocate responsibility for portions of the Fund’s portfolio to members of the Division, oversee the implementation of trades, review the overall composition of the portfolio, including compliance with its stated investment objective and strategies, and monitor cash.
          Mr. Nemerever and Mr. Cooper have been jointly responsible for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993. In general, Mr. Nemerever focuses on investment strategy, while Mr. Cooper focuses on instrument selection.
          The SAI contains other information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of the Fund.
Custodian, Transfer Agent, and Fund Accounting Agent
          State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as the Fund’s custodian, transfer agent, and fund accounting agent.
Expense Reimbursement
          [As more fully described in the Fund’s “Annual Fund operating expenses” table under the caption “Fees and expenses”, the Manager has contractually agreed to reimburse the Fund for a portion of its expenses through at least [June 30, 2010]. As used in this Prospectus, “Excluded Fund Fees and Expenses” means shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).]
DETERMINATION OF NET ASSET VALUE
          The net asset value or “NAV” of each class of shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. The Fund’s NAV per share for a class of shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of Fund shares outstanding for that class. The Fund will not determine its NAV on any day when the NYSE is closed for business. The Fund will not be valued (and accordingly transactions in shares of the Fund will not be processed) on days when the U.S. bond markets are closed. The Fund also may elect not determine the NAV of its classes on days during which no share is tendered for redemption and no order to purchase or sell a share is received by the Fund.

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          The value of the Fund’s investments is generally determined as follows:
Exchange listed securities
•	Last sale price or

•	Official closing price or

•	Most recent bid price (if no reported sale or official closing price) or

•	Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and their intended disposition
          (Also, see discussion in “Fair Value Pricing” below regarding foreign equity securities.)
Unlisted securities (if market quotations are readily available)
•	Most recent quoted bid price
          Note: There can be no assurance that brokers will continue to provide bid prices as the credit markets continue to experience uncertainty. If quotes are not used, the Fund would value the relevant assets at “fair value” as described below.
Certain debt obligations (if less than sixty days remain until maturity)
•	Amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired)
          All other fixed income securities and options on those securities (except for options written by the Fund) (includes bonds, loans, structured notes)
•	Most recent bid supplied by a primary pricing source chosen by the Manager
Options written by the Fund
•	Most recent ask price
Shares of other open-end registered investment companies
•	NAV at the time of valuation of shares of the investing Fund
“Fair Value” Pricing
          For all other assets and securities, including derivatives, and in cases where market prices are not readily available or circumstances render an existing methodology or procedure unreliable, the Fund’s investments will be valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.
          With respect to the Fund’s use of “fair value” pricing, you should note the following:

15

▶	In certain cases, a significant percentage of the Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining “fair value” are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time that the Fund’s net asset value is calculated, and other news events. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, the value determined for a particular security may be materially different than the value realized upon its sale.

▶	Many foreign equity securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in those markets or on those exchanges do not reflect events that occur after they close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures that, among other things, generally require that the Fund’s foreign equity securities be valued by third-party vendors using fair value prices based on modeling tools.
          The values of foreign securities quoted in foreign currencies are translated into U.S. dollars generally at 4:00 p.m. Eastern time at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.
          The Manager evaluates primary pricing sources from time to time, and may change any pricing source at any time. However, the Manager does not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (e.g., by taking a price supplied from another) when the Manager believes that the price supplied is not reliable. Certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold, and the differences could be material to the Fund. In addition, because the Fund may hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of the Fund’s shares may change significantly on days when shares cannot be redeemed.
NAME POLICY
          The Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with the Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes.
DISCLOSURE OF PORTFOLIO HOLDINGS
          The GMO Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of certain GMO Funds are posted monthly on GMO’s website and are available to shareholders without a confidentiality agreement. Additional information regarding the GMO Funds’ portfolio holdings as of each month’s end is made available to shareholders of the Trust, qualified potential shareholders as determined by GMO (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website approximately

16

five days after month end. Periodically, in response to heightened market interest in specific issuers, a GMO Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.
          To access this information on GMO’s website (http://www.gmo.com/america/strategies), shareholders, potential shareholders, and their consultants and agents must contact GMO to obtain a password and user name (to the extent they do not already have them) and enter into a confidentiality agreement with GMO and the Trust that permits the information to be used only for purposes determined by senior management of GMO to be in the best interest of the shareholders of the GMO Fund to which the information relates. Beneficial owners of shares of the GMO Funds who have invested in a GMO Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding such Fund’s portfolio holdings.
          The GMO Funds or GMO may suspend the posting of the portfolio holdings, and the GMO Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.
HOW TO PURCHASE SHARES
          Under ordinary circumstances, you may purchase the Fund’s shares directly from the Trust when the NYSE is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Fund’s behalf. These brokers and agents may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase request unless a completed GMO Trust Application and an IRS Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for foreign shareholders) with a correct taxpayer identification number (if required) is on file with GMO and such W-9 or W-8 is deemed to be in good order as determined by the Fund’s withholding agent. Please consult your tax advisor to ensure all tax forms provided to the Trust are completed properly and in good order.
          Purchase Policies. You must submit a purchase request in good order to avoid having it rejected by the Trust or its agent. In general, a purchase request is in good order if it includes:
•	The name and/or CUSIP number of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application; and

17

•	Payment in full (by check, wire, or, when approved, securities) received by an agent of the Trust by 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier.
▶If payment is not received prior to the close of regular trading on the intended purchase date, the request may be rejected unless prior arrangements have been approved by GMO for later payment.
          All investments are made at the net asset value per share next determined after a purchase request in good order is received by the Fund. In other words, if the purchase request is received in good order by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day. If the good order purchase request is received after the close of regular trading on the NYSE, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE and the U.S. bond markets are open. Good order purchase requests that are received on days when the U.S. bond markets are closed will be processed at the price determined as of the close of the following business day.
          To help the government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by you in your GMO Trust Application. Additional identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.
          The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, the Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and, in some circumstances, existing shareholders.
          Minimum investment amounts (by class) are set forth in the table on page [22] of this Prospectus. No minimum additional investment is required to purchase additional shares of a class of the Fund. The Trust may waive initial minimums for some investors.
          Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of the Fund after the close of regular trading on the NYSE (the “Cut-off Time”) and receive the current day’s price if the following conditions are met: (i) the Top Fund received a purchase request prior to the Cut-off Time on that day; and (ii) the purchases by the Top Funds of shares of the Fund are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.
          Submitting Your Purchase Order Form. Completed purchase order forms can be submitted by mail or by facsimile or other form of communication pre-approved by Shareholder Services to the Trust at:
GMO Trust
c/o Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
Facsimile: 1-617-439-4192
Attention: Shareholder Services
          Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm good order receipt and acceptance of your purchase order form. Do not send cash, checks, or securities directly to

18

the Trust. Purchase requests submitted by mail are “received” by the Trust when actually delivered to the Trust or its agent. Purchase requests delivered by facsimile are “received” by the Trust when such facsimile is actually received by the Trust or its agent.
          Funding Your Investment. You may purchase shares:
•	with cash (via wire transfer or check)
▶	By wire. Instruct your bank to wire the amount of your investment to:
State Street Bank and Trust Company, Boston, Massachusetts
ABA#: 011000028
Attn: Transfer Agent
Credit: GMO Deposit Account 00330902
Further credit: GMO Asset Allocation International Bond Fund/Account name and number
▶	By check. All checks must be made payable to the Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Transfer Agency/GMO	Attn: Transfer Agency/GMO
P.O. Box 642	200 Clarendon Street
Mail Code JHT2920	29th Floor-Mail Code JHT2920
Boston, MA 02117-0642	Boston, MA 02116
•	in exchange for securities acceptable to the Manager
▶	securities must be approved by the Manager prior to transfer to the Fund

▶	securities will be valued as set forth under “Determination of Net Asset Value”
•	by a combination of cash and securities
          Frequent Trading Activity. As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that could be harmful to the Fund and its shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies may be disruptive to the efficient management of the Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to the Fund and its shareholders.
          The Trustees have adopted procedures designed to detect and prevent frequent trading activity that is harmful to the GMO Funds and their shareholders (the “Procedures”). The Procedures include the fair valuation of foreign securities, periodic surveillance of trading in shareholder accounts, inquiry as to the nature of trading activity, and, if GMO determines that frequent trading is occurring in an account that has the potential to be harmful to the Fund or its shareholders, prevention measures, including suspension of a shareholder’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Fund will not automatically redeem shares that are the subject of a rejected

19

exchange request. The Fund reserve the right to reject any order or terminate the sale of Fund shares through a particular intermediary at any time.
          Each of the Procedures does not apply to all GMO Funds or all Fund trading activity. The application of the Procedures is dependent upon: (1) whether the Fund imposes purchase premiums and/or redemption fees, (2) the nature of the Fund’s investment program, including its typical cash positions and/or whether it invests in foreign securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. Although GMO may not take affirmative steps to detect frequent trading for the Fund, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to the Fund and its shareholders.
          In addition, shares of the Fund may be distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their participants. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts may be limited. A financial intermediary may agree to monitor for and restrict frequent trading in accordance with the Procedures. In addition, the Fund may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO would consider harmful to the Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult the disclosure provided by that shareholder’s intermediary for information regarding its frequent trading policies that may apply to that shareholder’s account.
HOW TO REDEEM SHARES
          Under ordinary circumstances, you may redeem the Fund’s shares when the NYSE is open for business. Redemption requests should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be initiated through that broker or agent. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust may take up to seven days to remit proceeds.
          Redemption Policies. You must submit a redemption request in good order to avoid having it rejected by the Trust or its agent. In general, a redemption request is in good order if it includes:
•	The name and/or CUSIP number of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed;

•	The date on which the redemption is to be made (subject to receipt prior to the close of regular trading on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

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•	Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.
          If the redemption request is received in good order by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day. If the good order redemption request is received after the close of regular trading on the NYSE, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the U.S. bond markets are open unless an authorized person on the account has instructed GMO Shareholder Services in writing to defer the redemption to another day. Redemption requests that are received on days when the U.S. bond markets are closed will be processed at the price determined as of the close of the following business day. If you have instructed GMO Shareholder Services to defer the redemption to another day, an authorized person on the account may revoke your redemption request in writing at any time prior to 4:00 p.m. Eastern time on the redemption date. In the event of a disaster affecting Boston, Massachusetts, please contact GMO to confirm good order receipt of your redemption request.
          Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request, delay in remittance of redemption proceeds, or a rejection of the redemption request.
          If the Manager determines, in its sole discretion, that a redemption payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders, the Fund may pay the redemption proceeds in whole or in part with securities held by the Fund instead of cash.
          If a redemption is paid in cash:
•	payment generally will be made by means of federal funds transfer to the bank account designated in a recordable format by an authorized signatory in the GMO Trust Application to purchase the Fund shares being redeemed
▶	designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in writing by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form
•	upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).
          If a redemption is paid with securities, it is important for you to note:
•	securities used to redeem Fund shares will be valued as set forth under “Determination of Net Asset Value”

•	securities distributed by the Fund will be selected by the Manager in light of the Fund’s objective and may not represent a pro rata distribution of each security held in the Fund’s portfolio

21

•	you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

•	in-kind redemptions generally are treated by shareholders for tax purposes the same as redemptions paid in cash

•	in-kind redemptions will be transferred and delivered by the Trust as directed in writing by an authorized person.
          The Fund may suspend the right of redemption and may postpone payment for more than seven days:
•	if the NYSE or the U.S. bond markets are closed on days other than weekends or holidays

•	during periods when trading on the NYSE is restricted

•	during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the net asset value of the Fund

•	during any other period permitted by the Securities and Exchange Commission for your protection.
          Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the right to redeem Fund shares held by a shareholder unilaterally at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or a class held by the shareholder exceed a percentage of the outstanding shares of the Fund or a class determined from time to time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares held by certain shareholders to prevent the shareholder from becoming an affiliated person of the Fund.
          Top Funds may redeem shares of the Fund after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption request prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the Fund is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.
          Submitting Your Redemption Request. Redemption requests can be submitted by mail or by facsimile to the Trust at the address/facsimile number set forth under “How to Purchase Shares - Submitting Your Purchase Order Form.” Redemption requests submitted by mail are “received” by the Trust when actually delivered to the Trust or its agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm good order receipt and acceptance of redemption requests.

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MULTIPLE CLASSES
          The Fund offers multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is the shareholder service fee they bear for client and shareholder service, reporting and other support. Differences in the fee reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the shareholder service fee generally is lower for classes requiring greater minimum total investment under GMO’s management.
Minimum Investment Criteria for Class III Eligibility

Shareholder Service Fee
	Minimum Total Fund	Minimum Total	(as a % of average daily net
	Investment	Investment[1]	assets)
Class III Shares	NA	$[10] million	[0.15]	%[2]
Minimum Investment Criteria for Class VI Eligibility

Minimum Total
		Investment including	Shareholder Service Fee
	Minimum Total Fund	Minimum Fund	(as a % of average daily net
	Investment	Investment[1]	assets)
Class VI Shares	$[300] million	$[750] million (including	[0.055]%[2]
$[35] million in Fund)

1	The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors investing through financial intermediaries and for certain clients with continuous client relationships with GMO since May 31, 1996. See discussion immediately following these tables for more information about these exceptions and special rules.

2	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the relevant table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the relevant table above.
          Eligibility to purchase different classes of the Fund shares depends on the client’s meeting either (i) the minimum “Total Fund Investment” set forth in the above table, which includes only a client’s total investment in the Fund, or (ii) the minimum “Total Investment” set forth in the above table, calculated as described below; provided that clients who qualify for Class VI Shares of the Fund as a result of satisfying the minimum Total Investment requirement for the class also may be required to make a minimum investment in the Fund as set forth in the above table.
          A client’s Total Investment equals the market value of all the client’s assets managed by GMO and its affiliates (1) at the time of initial investment, (2) at close of business on the last business day of each calendar quarter, or (3) at other times as determined by the Manager (each, a “Determination Date”).
          Upon request GMO may permit a client to undertake in writing to meet the applicable Total Fund Investment or Total Investment over a specified period. If the client’s goal is not met by the time specified in the letter (the “Commitment Date”), the client will be converted on the next Determination Date to the class of shares for which the client satisfied all minimum investment requirements as of the Commitment Date.
          You should note:

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•	No minimum additional investment is required to purchase additional shares of the Fund for any class of shares.

•	The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility. See the SAI for a discussion of factors the Manager considers relevant when making aggregation determinations.

•	Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

•	The Trust may waive eligibility requirements for certain accounts or special situations (e.g., funds that invest in GMO Funds may invest in the least expensive class of those GMO Funds in operation at the time of investment).

•	Investments by defined contribution plans through an intermediary generally are invested in Class III Shares.
Conversions between Classes
          Each client’s Total Fund Investment and Total Investment are determined by GMO on each Determination Date. Based on this determination, and subject to the following, each client’s shares of the Fund identified for conversion will be converted to the class of shares of the Fund with the lowest shareholder service fee for which the client satisfies all minimum investment requirements (or, to the extent the client already holds shares of that class, the client will remain in that class). With respect to the Fund:
•	To the extent a client satisfies all minimum investment requirements for a class of shares then being offered that bears a lower shareholder service fee than the class held by the client on the Determination Date, the client’s shares identified for conversion will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.

•	To the extent a client no longer satisfies all minimum investment requirements for the class of shares held by the client on the last Determination Date of a calendar year, the Trust will convert the client’s shares to the class that is then being offered bearing the lowest shareholder service fee for which the client satisfies all minimum investment requirements (and which class will typically bear a higher shareholder service fee than the class then held by the client). To the extent the client no longer satisfies all minimum investment requirements for any class of the Fund as of the last Determination Date of a calendar year or to the extent there is an abusive pattern of investments and/or redemptions, the Trust will convert the client’s shares to the class of the Fund then being offered bearing the highest shareholder service fee unless the value has increased prior to the expiration of the notice period so as to satisfy all minimum investment requirements for the client’s current class of shares. Notwithstanding the foregoing, a client’s shares will not be converted to a class of shares bearing a higher shareholder service fee without at least 15 calendar days’ prior notice by the Trust. To the extent the client makes an additional investment and/or the value of the client’s shares otherwise increases prior to the expiration of the notice period so as to satisfy all minimum investment requirements for the client’s current class of shares, the client will remain in the class of shares then held by the client. Solely for the purpose of determining whether a client has satisfied the additional investment requirement referenced in the preceding sentence, the value of the client’s shares shall be the greater of (A) the value of the

24

client’s shares on the relevant Determination Date or (B) the value of the client’s shares on the date that notice is sent to the client hereunder. If the client is not able to make an additional investment in the Fund solely because the Fund is closed to new investment or is capacity constrained, the client will remain in the class of shares then held by the client unless the Manager approves reopening the Fund to facilitate an additional investment. Any conversion of a client’s shares to a class of shares bearing a higher shareholder service fee will occur within 60 calendar days following the last Determination Date of a calendar year or, in the case of conversion due to an abusive pattern of investments and/or redemptions, on any other date pursuant to the Manager’s discretion.
          The Trust has been advised by counsel that, for tax purposes, the conversion of a client’s investment from one class of shares to another class of shares in the Fund should not result in the recognition of gain or loss in the shares that are converted. The client’s tax basis in the new class of shares immediately after the conversion should equal the client’s basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.
DISTRIBUTIONS AND TAXES
          The Fund’s policy is to declare and pay distributions of its net income, if any, semi-annually. The Fund also intends to distribute net gains, whether from the sale of securities held by the Fund for not more than one year (i.e., net short-term capital gains) or from the sale of securities held by the Fund for more than one year (i.e., net long-term capital gains), if any, at least annually. In addition, the Fund may, from time to time and at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by the Fund. The Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Shareholders should read the description below for information regarding the tax character of distributions from the Fund to shareholders.
          All dividends and/or distributions are reinvested in additional shares of the Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent.
          The following is a general summary of the principal U.S. federal income tax consequences to shareholders investing in the Fund. The Fund’s shareholders may include certain other GMO Funds. The summary below does not address tax consequences to shareholders of those other GMO Funds. Shareholders of those other GMO Funds should refer to the prospectuses or private placement memoranda (as applicable) and statements of additional information for those GMO Funds for a summary of the tax consequences applicable to them.
It is important for you to note:
•	For U.S. federal income tax purposes, distributions of investment income generally are taxable as ordinary income.

•	For U.S. federal income tax purposes, taxes on distributions of capital gains generally are determined by how long the Fund has owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net capital gains

25

from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less generally are taxable to shareholders as ordinary income.
•	If the Fund realizes capital losses in excess of capital gains for any taxable year, these excess losses will carry over and can be used to offset capital gains realized in succeeding taxable years until either (a) the end of the eighth succeeding taxable year or (b) such losses have been fully utilized to offset realized capital gains, whichever comes first. The Fund’s ability to utilize these losses to reduce distributable capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund.

•	For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Fund does not expect a significant portion of its distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to most individuals have been reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2011.

•	Distributions by the Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the NAV price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•	Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•	Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term or long-term capital gain, depending on how long the Fund shares were held by the shareholder.

•	The Fund’s investment in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains. Those taxes will reduce the Fund’s yield on these securities. The foreign withholding tax rates applicable to the Fund’s investments in certain foreign jurisdictions may be higher if the Fund has a significant number of non-U.S. shareholders than if it has fewer non-U.S. shareholders. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for foreign taxes paid by the Fund. In addition, the Fund’s investment in foreign securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, character, and/or amount of the Fund’s distributions. See “Taxes” in the SAI for more information.

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•	Certain of the Fund’s investment practices, including derivative transactions and hedging activities generally, as well as the Fund’s investments in certain types of securities, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, and, potentially, so-called “indexed securities” (such as inflation indexed bonds), will be subject to special and complex U.S. federal income tax provisions that could, among other things: (i) disallow, suspend, or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gains or “qualified dividend income” into higher-taxed short-term capital gains or ordinary income, (iii) accelerate income, (iv) convert short-term losses into long-term losses, (v) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vii) cause adjustments in the holding periods of the Fund’s securities, or (viii) adversely alter the characterization of certain complex financial transactions. These types of investment practices and investments, therefore, may affect the timing, character, and/or amount of the Fund’s distributions and may cause the Fund to liquidate investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific investment practices and investments.

•	To the extent the Fund participates in repurchase agreements or invests in other Funds of the Trust or other investment companies treated as partnerships or regulated investment companies for U.S. federal income tax purposes, the Fund’s distributions could vary in terms of their timing, character, and/or amount from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the underlying investment companies. See “Taxes” in the SAI for more information.
          The above is a general summary of the principal U.S. federal income tax consequences of investing in the Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable taxes (including the federal alternative minimum tax). See “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in the Fund for non-U.S. shareholders.

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APPENDIX A – INVESTMENT IN GMO U.S. TREASURY FUND
          GMO U.S. Treasury Fund (“U.S. Treasury Fund”), a series of the Trust, is offered through a separate prospectus. Shares of U.S. Treasury Fund are offered publicly. U.S. Treasury Fund is managed by GMO.
          U.S. Treasury Fund pays an investment management fee to the Manager at the annual rate of 0.08% of U.S. Treasury Fund’s average daily net assets. The Manager has agreed to reimburse U.S. Treasury Fund for certain Fund expenses through at least June 30, 2010 to the extent U.S. Treasury Fund’s total annual operating expenses (without giving effect to any voluntary management fee waiver) (excluding investment-related costs and other Excluded Expenses) exceed 0.08% of U.S. Treasury Fund’s average daily net assets. For these purposes, “Excluded Expenses” are fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
          U.S. Treasury Fund’s investment objective is liquidity and safety of principal with current income as a secondary objective. U.S. Treasury Fund is a non-diversified investment company within the meaning of the 1940 Act.
          U.S. Treasury Fund seeks to achieve its investment objective by investing primarily in U.S. Treasury securities. Under normal circumstances, U.S. Treasury Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, such as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities, that are backed by the full faith and credit of the U.S. government as well as repurchase agreements relating to the foregoing.
          As a principal investment strategy U.S. Treasury Fund may enter into repurchase agreements, under which U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from U.S. Treasury Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent upon U.S. Treasury Fund having an interest in the security that can be realized in the event of the insolvency of the counterparty.
          In addition to Direct U.S. Treasury Obligations, U.S. Treasury Fund may also invest in other fixed-income securities that are also backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). U.S. Treasury Fund may also invest in unaffiliated money market funds.
          U.S. Treasury Fund normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of

A-1

one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if there is a default by the counterparty to the repurchase agreement U.S. Treasury Fund may own a security with a stated or remaining maturity of greater than one year.
          Although U.S. Treasury Fund primarily invests in short-term obligations, it will not operate as a money market fund and is not required to comply with the duration, quality, diversification and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain a duration of one year or less for U.S. Treasury Fund’s portfolio. The Manager determines U.S. Treasury Fund’s dollar-weighted average portfolio duration by aggregating the durations of U.S. Treasury Fund’s individual holdings and weighting each holding based on its market value.
          In selecting U.S. Treasury securities for U.S. Treasury Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.
          U.S. Treasury Fund’s benchmark is the Citigroup 3 Month Treasury Bill Index, which is an unmanaged index of three-month U.S. Treasury bills.
          To the extent GMO Asset Allocation International Bond Fund invests in U.S. Treasury Fund the shareholders of GMO Asset Allocation International Bond Fund will be indirectly exposed to the risks associated with an investment in U.S. Treasury Fund. The principal risks of an investment in U.S. Treasury Fund include Market Risk – Fixed Income Securities, Liquidity Risk, Credit and Counterparty Risk, Management Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk.

A-2

GMO TRUST
ADDITIONAL INFORMATION
          The Fund’s annual and semi-annual reports to shareholders (when available) will contain additional information about the Fund’s investments. The Fund’s annual report (when available) will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its initial fiscal year. The Fund’s annual and semi-annual reports (when available) will be, and the Fund’s SAI is, available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about the Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.
          You can review and copy the Prospectus, SAI, and reports (when available) at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.
          Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110.
SHAREHOLDER INQUIRIES
Shareholders may request additional
information from and direct inquiries to:
Shareholder Services at
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110
1-617-346-7646 (call collect)
1-617-439-4192 (fax)
SHS@GMO.com
website: http://www.gmo.com
DISTRIBUTOR
Funds Distributor, LLC
10 High Street
Suite 302
Boston, Massachusetts 02110
Investment Company Act File No. 811-04347

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION	SUBJECT TO COMPLETION	April 16, 2009
GMO TRUST
GMO Asset Allocation International Bond Fund
STATEMENT OF ADDITIONAL INFORMATION
[•], 2009
This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus of GMO Asset Allocation International Bond Fund (the “Fund”) dated [•], 2009, as amended and revised from time to time thereafter (the “Prospectus”), and should be read in conjunction therewith. Information from the Prospectus is and (when available) information from the annual report to shareholders of the Fund will be incorporated by reference into this Statement of Additional Information. The Prospectus and the annual report to shareholders of the Fund (when available) may be obtained free of charge from GMO Trust (the “Trust”), 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

-i-

The GMO Asset Allocation International Bond Fund is a series of GMO Trust. The Trust is a “series investment company” that consists of separate series of investment portfolios (the “Series”), each of which is represented by a separate series of shares of beneficial interest. Each Series’ manager is Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). Shares of the other Series of the Trust are offered pursuant to separate prospectuses or private placement memoranda and statements of additional information.
INVESTMENT OBJECTIVES AND POLICIES
The investment objective and principal strategies of, and risks of investing in, the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.
FUND INVESTMENTS
The charts on the following pages indicate the types of investments that the Fund is generally permitted (but not required) to make. The Fund may, however, make other types of investments provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from so doing.
Investors should note that, when used in this Statement of Additional Information, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For instance, the Fund may invest indirectly or make indirect investments by investing in another Fund of the Trust or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. Accordingly, the following list indicates the types of investments that the Fund is directly or indirectly permitted to make.
•	U.S. Equity Securities
•	Foreign Investments—Foreign Issuers[1]
•	Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[1]
•	Foreign Investments—Emerging Countries[1]
•	Securities Lending
•	Depository Receipts
•	Convertible Securities
•	Preferred Stocks
•	Warrants and Rights
•	Options and Futures
•	Swap Contracts and Other Two-Party Contracts
•	Foreign Currency Transactions
•	Repurchase Agreements
•	Debt and Other Fixed Income Securities
•	Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds[2]
•	Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds[2]
•	Debt and Other Fixed Income Securities—Municipal Securities[3]
•	Cash and Other High Quality Investments
•	U.S. Government Securities and Foreign Government Securities
•	Asset-Backed and Related Securities
•	Adjustable Rate Securities
•	Below Investment Grade Securities
•	Brady Bonds
•	Euro Bonds
•	Zero Coupon Securities

•	Indexed Securities
•	Structured Notes
•	Firm Commitments and When-Issued Securities
•	Loans, Loan Participations, and Assignments
•	Reverse Repurchase Agreements and Dollar Roll Agreements
•	Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities
•	Investments in Other Investment Companies or Other Pooled Investments
•	Investments in Other Investment Companies – Shares of Other GMO Trust Funds
Footnotes to Fund Investments List

1	For more information, see, among other sections, “Description of Principal Risks—Foreign Investment Risk” in the Prospectus and “Descriptions and Risks of Fund Investments— Risks of Foreign Investments” herein.

2	For more information, see, among other sections, “Descriptions and Risks of Fund Investments—U.S. Government Securities and Foreign Government Securities” herein.

3	For more information, see, among other sections, “Descriptions and Risks of Fund Investments—Municipal Securities” herein.
(Note: Some of the footnotes to the above list refer investors to various risks described in the “Description of Principal Risks” section of the Prospectus for more information relating to a particular type of investment in the list. The presence of such a risk cross reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of the Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summaries” and “Description of Principal Risks” sections of the Prospectus for a list of the Fund’s principal risks.)
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS
The following is a description of investment practices in which the Fund may engage and the risks associated with their use. The Fund is indirectly exposed to the investment practices of the other Funds of the Trust in which it invests (the “underlying Funds”), and is therefore subject to all risks associated with the practices of the underlying Funds. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH THE FUND INDIRECTLY MAY BE EXPOSED THROUGH ITS INVESTMENT IN THE UNDERLYING FUNDS. ANY REFERENCES TO INVESTMENTS MADE BY THE FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND INDIRECTLY BY THE FUND (E.G., THROUGH ITS INVESTMENTS IN THE UNDERLYING FUNDS OR THROUGH ITS INVESTMENTS IN DERIVATIVES OR SYNTHETIC INSTRUMENTS). Please refer to “Fund Summary” and “Description of Principal Risks” in the Prospectus and “Fund Investments” in this Statement of Additional Information for additional information regarding the practices in which the Fund may engage either directly or indirectly.
Portfolio Turnover
Based on the Manager’s assessment of market conditions, the Manager may trade the Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may involve realization of capital gains or other types of income that are taxable when distributed to shareholders of the Fund unless those shareholders are themselves exempt. If portfolio turnover results in the recognition of short-term capital gains, those gains typically are taxed to shareholders at ordinary income tax rates. High turnover rates may adversely affect the Fund’s performance by generating additional expenses and may result in additional taxable income for its shareholders. See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information for more information.
Diversified and Non-Diversified Portfolios
As set forth in “Investment Restrictions” below, the Fund is a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and, as such, is not required to satisfy the requirements for diversified funds under the 1940 Act, which require that at least 75% of the value of a fund’s total assets be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer.
As a non-diversified fund, the Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to the Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund. The Fund must, however, meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).
Risks of Foreign Investments
General. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in foreign securities also may be affected by different settlement practices or delayed settlements in some markets. The laws of some foreign countries may limit the Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations also apply to investments in securities of foreign issuers and securities principally traded outside the United States.
Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Fund makes reasonable efforts to stay informed of foreign reporting requirements relating to the Fund’s foreign portfolio securities (e.g., through the Fund’s brokerage contacts, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Fund’s custodial network, and, to the extent deemed appropriate by the Fund under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Fund will satisfy applicable foreign reporting requirements at all times.
Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.
Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on their economies and securities markets.
Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.
Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce the Fund’s income from investments in securities or debt instruments of emerging country issuers.
Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging countries.

Securities Lending
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets. For these purposes, total assets include the proceeds of such loans. Securities loans are made to broker-dealers that the Manager believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline.
Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if holders of a loaned security are asked to take action on a material matter. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Manager has retained lending agents on behalf of the Fund that are compensated based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.
The Fund’s securities loans may or may not be structured to preserve qualified dividend income treatment or the corporate dividends-received deduction on dividends paid on the loaned securities. The Fund may receive substitute payments under its loans (instead of dividends on the loaned securities) that are not eligible for treatment as qualified dividend income and the long-term capital gain tax rates applicable thereto or as dividends eligible for the corporate dividends-received deduction. See “Taxes” below for further discussion of qualified dividend income and the corporate dividends-received deduction.
Depository Receipts
The Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, “Depository Receipts”). Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world.
Convertible Securities
A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. The Manager regards convertible securities as a form of equity security.
Preferred Stocks
Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this Statement of Additional Information regarding equity or fixed income securities.
Warrants and Rights
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
Options and Futures
The Fund may use options and futures for various purposes, including for hedging and investment purposes. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies the Fund may employ using options and futures.) The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while the Fund may benefit from the use of options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect the Fund’s performance.
Options on Securities and Indices. The Fund may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchange-traded contracts. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.
Purchasing Options on Securities and Indices. Among other reasons, the Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by the Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.
Among other reasons, the Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by the Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.
In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.
Writing Options on Securities and Indices. Because the Fund receives a premium for writing a put or call option, the Fund may seek to increase its return by writing call or put options on securities or indices. The premium the Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium the Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.
The Fund may write a call option on a security or other instrument held by the Fund. In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, the Fund may write a call option on securities in which it may invest but that are not currently held by the Fund. During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase the Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge.

When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.
The Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.
OTC Options. The Fund may also invest in over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.
In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, the Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. The Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, the Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. The Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If the Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when the Fund desires to do so.
An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.
No guarantee exists that the Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time.
Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The value of options written by the Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.
The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.
An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, the Fund might not be able to effect an offsetting closing transaction for a particular option as described above. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by the Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.
The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other clients of the Manager constitute such a group. These limits restrict the Fund’s ability to purchase or sell options on a particular security.
An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See “Swap Contracts and Other Two-Party Contracts — Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below for a discussion of counterparty risk and other risks associated with investing in OTC options.
The Fund’s ability to engage in options transactions may be limited by tax considerations.
Currency Options. The Fund may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. (See “Foreign Currency Transactions” below for more information on the Fund’s use of currency options.)
Futures. To the extent consistent with applicable law, the Fund may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies and inflation indices. Futures contracts on securities indices are referred to herein as “Index Futures.”
Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.
The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For futures contracts which are cash settled, the Fund may designate or segregate liquid assets in an amount equal to the Fund’s daily marked-to-market value of such contract. Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.
Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities or other underlying instrument, in most cases, futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.
In the United States, futures contracts are traded only on commodity exchanges or boards of trade – known as “contract markets” – approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. The Fund may also purchase futures contracts on foreign exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. (See “Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges” below.)
Index Futures. The Fund’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC. The Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.
Interest Rate Futures. The Fund may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. government securities and other fixed income securities.
Consumer Price Index Futures. The Fund may engage in transactions involving Consumer Price Index (“CPI”) futures, which are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. CPI futures may be used by the Fund to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds) thereby creating “synthetic” inflation indexed bonds. The Fund also may combine CPI futures with U.S. Treasury futures contracts to create “synthetic” inflation indexed bonds issued by the U.S. Treasury. See “Indexed Securities—Inflation Indexed Bonds” below for a discussion of inflation indexed bonds.

Currency Futures. The Fund may buy and sell futures contracts on currencies. (See “Foreign Currency Transactions” below for a description of the Fund’s use of currency futures.)
Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date (in the case of European style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.
The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. (See “Foreign Currency Transactions” below for a description of the Fund’s use of options on currency futures.)
The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.
Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract and/or on the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract.
In the case of Index Futures and commodity futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting margin calls, investors may close futures contracts through offsetting transactions which could distort normal correlations. Second, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, resulting in more speculators who may cause temporary price distortions. Third, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.
The Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.
The Fund’s ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. In addition, there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or option on a futures contract position, and the Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short positions in Index Futures or commodity futures on commodities indices may be closed out only by purchasing a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.
The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of movements in exchange rates, interest rates, and securities or commodity prices within a given time frame. For example, to the extent the Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period a futures contract or related option on those securities is held by the Fund, the Fund would realize a loss on the futures contract that is not offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return would be less than if it had not used the futures.
As discussed above, the Fund, when purchasing or selling a futures contract, is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. If the Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.
The Fund’s ability to engage in futures and options on futures transactions may be limited by tax considerations.
Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, the Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, the Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Risks of Foreign Investments” above).
Swap Contracts and Other Two-Party Contracts
The Fund may use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies the Fund may employ using swap contracts and other two-party contracts.)
Swap Contracts. As described in “Uses of Derivatives” below, the Fund may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, interest rate swaps, currency swaps, credit default swaps, commodity swaps, inflation swaps, and other types of available swap agreements, depending on the Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.
Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease the Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if the Manager determines it is consistent with the Fund’s investment objective and policies.
For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). The Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.
In addition, the Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. The Fund may also enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, the Fund may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.
The Fund may use inflation swaps, which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with

U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury. See “Indexed Securities – Inflation Indexed Bonds” below.
In addition, the Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by corporate (including asset-backed security) or sovereign issuers. In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, the Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. The Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk – the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.
The Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and would have no payment obligations.
Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. The Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.
Interest Rate Caps, Floors, and Collars. The Fund may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options and Futures – Risk Factors in Options Transactions” and “– Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.
Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.
Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. The most significant factor in the performance of swaps, contracts for differences, caps, floors, and collars is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the Manager is incorrect in its forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap or other two-party contract calls for payments by the Fund, the Fund must be prepared to make such payments when due.
In addition, the Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.
Typically, the Fund will enter into these transactions only with counterparties or their guarantors that, at the time they enter into a transaction, have long-term debt ratings of A or higher by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) (or have comparable credit ratings as determined by the Manager). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by S&P and/or a comparable rating by Moody’s. The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.

The Fund’s ability to enter into these transactions may be affected by tax considerations.
Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments. The Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Foreign Currency Transactions
Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.
Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. The Fund may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active long or short currency positions relative to both the securities portfolio of the Fund and the Fund’s performance benchmark. The Fund also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.
Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce the Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by the Fund if the value of the hedged currency increases.
The Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, the Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. (See “Options and Futures—Futures” above for more information on futures contracts and options on futures contracts).
The Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using options. (See “Options and Futures—Currency Options” above for more information on currency options).
Repurchase Agreements
The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund does run the risk of a seller’s defaulting on its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.
Debt and Other Fixed Income Securities Generally
Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this Statement of Additional Information as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Adjustable Rate Securities” and “Indexed Securities” below.
Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.
Because interest rates vary, the future income of a fund that invests in fixed income securities cannot be predicted with certainty. The future income of a fund that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).
Cash and Other High Quality Investments
The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the United States Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit.
U.S. Government Securities and Foreign Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.
Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.
As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities. During certain market conditions where interest rates on short term U.S. Treasury obligations equal or approach zero, the yield on those securities purchased by the Fund could be zero or even negative, resulting in negative returns on those securities.
In addition to investing directly in U.S. government securities and foreign government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.
Municipal Securities
Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. The two principal classifications of municipal obligations are “notes” and “bonds.”
Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. They are generally payable from specific revenues expected to be received at a future date or are issued in anticipation of long-term financing to be obtained in the market to provide for the repayment of the note.
Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds, the proceeds of which are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes, include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.
Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt reserve fund.

Securities purchased for the Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations that have a specified maturity date but also are payable before maturity after notice by the holder. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds).
See “Taxes” below for a discussion of the tax treatment of municipal obligations at the Fund and shareholder level.
Asset-Backed and Related Securities
An asset-backed security is a fixed income security that predominantly derives its creditworthiness from cash flows relating to a pool of assets. There are a number of different types of asset-backed and related securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, credit- card receivables, and home equity loans), collateralized mortgage obligations, and collateralized debt obligations, each of which is described in more detail below.
Mortgage-Backed Securities. Mortgage-backed securities are asset-backed securities backed by pools of residential and commercial mortgages, which may include sub-prime mortgages. Mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. Interest and principal payments (including prepayments) on the mortgage loans underlying mortgage-backed securities pass through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage loan prepays the remaining principal before the loan’s scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans may result in early payment of the applicable mortgage-backed securities held by the Fund. The Fund may be unable to invest prepayments in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than traditional fixed income securities. Many factors affect the rate of mortgage loan prepayments, including changes in interest rates, general economic conditions, the location of the property underlying the mortgage, the age of the mortgage loan, and social and demographic conditions. During periods of falling interest rates, the rate of mortgage loan prepayments usually increases, which tends to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage loan prepayments usually decreases, which tends to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
Mortgage-backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Although there is generally a liquid market for these investments, those securities issued by private organizations may not be readily marketable, and since 2007 certain mortgage-backed and other asset-backed securities have experienced limited liquidity. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations, and to certain other risks described in “Other Asset-Backed Securities” below. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime mortgages.
Mortgage-backed securities may include Adjustable Rate Securities as such term is defined in “Adjustable Rate Securities” below.
Other Asset-Backed Securities. Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans, and credit-card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-backed securities described immediately above.
Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (i.e., determinations as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the amounts defaulted exceed the securities’ credit support.
The value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. The value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in a decline in the value of the underlying assets as well as costs and delays.
Certain types of asset-backed securities present additional risks that are not presented by mortgage-backed securities. In particular, certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit-card receivables are unsecured. In addition, the Fund may invest in securities backed by unsecured commercial or industrial loans or unsecured corporate or sovereign debt (see “Collateralized Debt Obligations” (“CDOs”) below). Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities. For instance, automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities.
In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit-card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on their credit-cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit-card.
Collateralized Mortgage Obligations (“CMOs”); Strips and Residuals. A CMO is a debt obligation backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer of a CMO generally pays interest and prepaid principal on a monthly basis. These payments are secured by the underlying portfolio, which typically includes mortgage pass-through securities guaranteed by Freddie Mac, Fannie Mae, or the Government National Mortgage Association (“Ginnie Mae”) and their income streams, and which also may include whole mortgage loans and private mortgage bonds.
CMOs are issued in multiple classes, often referred to as “tranches.” Each class has a different maturity and is entitled to a different schedule for payments of principal and interest, including pre-payments.
In a typical CMO transaction, the issuer of the CMO bonds uses proceeds from the CMO offering to buy mortgages or mortgage pass-through certificates (the “Collateral”). The issuer then pledges the Collateral to a third party trustee as security for the CMOs. The issuer uses principal and interest payments from the Collateral to pay principal on the CMOs, paying the tranche with the earliest maturity first. Thus, the issuer pays no principal on a tranche until all other tranches with earlier maturities are paid in full. The early retirement of a particular class or series has the same effect as the prepayment of mortgage loans underlying a mortgage-backed pass-through security.
CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or other asset-backed securities.

The Fund also may invest in CMO residuals, which are issued by agencies or instrumentalities of the U.S. government or by private lenders of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, and investment banks. A CMO residual represents excess cash flow generated by the Collateral after the issuer of the CMO makes all required principal and interest payments and after the issuer’s management fees and administrative expenses have been paid. Thus, CMO residuals have value only to the extent income from the Collateral exceeds the amount necessary to satisfy the issuer’s debt obligations on all other outstanding CMOs. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characterization of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses, and the pre-payment experience on the mortgage assets.
CMOs also include certificates representing undivided interests in payments of interest-only or principal-only (“IO/PO Strips”) on the underlying mortgages.
IO/PO Strips and CMO residuals tend to be more volatile than other types of securities. If the underlying securities are prepaid, holders of IO/PO Strips and CMO residuals may lose a substantial portion or the entire value of their investment. In addition, if a CMO pays interest at an adjustable rate, the cash flows on the related CMO residual will be extremely sensitive to rate adjustments.
Collateralized Debt Obligations (“CDOs”). The Fund may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is a trust or other special purpose vehicle backed by a pool of fixed income securities. A CLO is an obligation of a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured and unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade, or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protects the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.
The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, the Fund may characterize its investments in CDOs as illiquid, unless an active dealer market for a particular CDO allows the CDO to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this Statement of Additional Information and the relevant Prospectus (e.g., interest rate risk and default risk). Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that the Fund may invest in a subordinate tranche of a CDO. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.
Adjustable Rate Securities
Adjustable rate securities are securities with interest rates that reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Adjustable rate securities include U.S. government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, changes in market interest rates or changes in the issuer’s creditworthiness may still affect their value. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.
Below Investment Grade Securities
The Fund may invest some or all of its assets in securities rated below investment grade (that is, rated lower than Baa3 by Moody’s or BBB- by S&P, or securities unrated by Moody’s or S&P that are determined by the Manager to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). In addition, the Fund may hold securities that are downgraded to below-investment-grade status after the time of purchase by the Fund. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. The Fund’s investments in Below Investment Grade Securities are more dependent on the Manager’s own credit analysis than its investments in higher quality bonds. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value, particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried by the Fund. Some Below Investment Grade Securities in which the Fund invests may be in poor standing or in default.
Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix A—Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.
Brady Bonds
Brady Bonds are securities created through the restructuring of commercial bank loans to public and private entities under a debt restructuring plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other emerging countries.
Brady Bonds may be collateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in OTC secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.
The valuation of a Brady Bond typically depends on an evaluation of: (i) any collateralized repayments of principal at final maturity; (ii) any collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayments of principal at maturity (the uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and the history of prior defaults by the issuers of Brady Bonds, investments in Brady Bonds may be viewed as speculative.
Euro Bonds
Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms in numerous countries. While Euro bonds often pay principal and interest in Eurodollars (i.e., U.S. dollars held in banks outside of the United States), some Euro bonds may pay principal and interest in other currencies. Euro bonds are subject to the same risks as other fixed income securities. See “Debt and Other Fixed Income Securities Generally” above.
Zero Coupon Securities
The Fund, when investing in “zero coupon” fixed income securities, accrues interest income at a fixed rate based on initial purchase price and length to maturity, but the securities do not pay interest in cash on a current basis. The Fund is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips.

Indexed Securities
Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.
The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the U.S. and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.
The Fund’s investments in certain indexed securities, including inflation indexed bonds, may generate taxable income in excess of the interest they pay to the Fund. See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information.
Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.
Inverse Floating Obligations. Indexed securities in which the Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.
Inflation Indexed Bonds. The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
Inflation indexed securities issued by the U.S. Treasury (or “TIPS”) have maturities of approximately five, ten or twenty years (thirty year TIPS are no longer offered), although it is possible that securities with other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value.
Although inflation indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).
The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.
Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond constitutes taxable ordinary income to investors in the Fund, even though principal is not paid until maturity.

Structured Notes
Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.
Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.
Firm Commitments and When-Issued Securities
The Fund may enter into firm commitments and similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, the Fund that invests in fixed-income securities may enter into a firm commitment agreement if the Manager anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. When the Fund purchases securities on a when-issued or delayed-delivery basis, it is required to maintain cash, U.S. government securities, or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund’s when-issued or delayed-delivery commitments. The Fund generally does not earn income on the securities it has committed to purchase until after delivery. The Fund may take delivery of the securities or, if deemed advisable as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).
Loans, Loan Participations, and Assignments
The Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans, promissory notes, and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Investments in direct debt instruments are subject to the Fund’s policies regarding the quality of debt investments generally.
Purchasers of loans and other forms of direct indebtedness, including promissory notes, depend primarily on the borrower for payment of principal and interest, and adverse changes in the creditworthiness of the borrower may affect its ability to pay principal and interest. Direct debt instruments may not be rated by a nationally recognized rating agency. In the event of non-payment of interest or principal, loans that are secured offer the Fund more protection than comparable unsecured loans. However, no assurance can be given that the collateral for a secured loan can be liquidated or that the proceeds will satisfy the borrower’s obligation. Investment in the indebtedness of borrowers with low creditworthiness involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Investments in sovereign debt similarly involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due.
When investing in a loan participation, the Fund typically purchases a portion of a lender’s or participant’s interest in a loan but has no direct contractual relationship with the borrower. The Fund must rely on the seller of the participation interest not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of principal, interest, or other payments due under the loan. This may subject the Fund to greater delays, expenses, and risks than if the Fund could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the Fund may be treated as a creditor of the seller of the participation interest (rather than of the borrower), thus exposing the Fund to the credit risk of the seller in addition to the credit risk of the borrower. A participation agreement also may limit the rights of the Fund to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.
Investments in loans through direct assignment of a lender’s interests may involve additional risks to the Fund. For example, if a secured loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, the Fund potentially might be held liable as a co-lender.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness the Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower.
Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. The Fund is required to maintain liquid assets to cover the Fund’s potential obligations under standby financing commitments.
Reverse Repurchase Agreements and Dollar Roll Agreements
The Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.
Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.
The Fund, when entering into reverse repurchase agreements and dollar roll agreements, maintains cash, U.S. government securities, or other liquid assets equal in value to its obligations under those agreements. If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation the Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). Reverse repurchase agreements and dollar rolls are not considered borrowings by the Fund for purposes of the Fund’s fundamental investment restriction on borrowings.
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities
The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.
The Manager also may deem certain securities to be illiquid as a result of the Manager’s receipt from time to time of material, non-public information about an issuer, which may limit the Manager’s ability to trade such securities for the account of any of its clients, including the Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, the Fund could have difficulty selling them when the Manager believes it advisable to do so or may be able to sell them only at prices that are lower than if they were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.
While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the Securities Act of 1933, as amended (the “1933 Act”), unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. The Fund, when selling its securities in a registered offering, may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.
At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing the Fund’s net asset value. The judgment of the Manager normally plays a greater role in valuing these securities than in valuing publicly traded securities.
IPOs and Other Limited Opportunities. The Fund may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.
Investments in Other Investment Companies or Other Pooled Investments
Subject to applicable regulatory requirements, the Fund may invest in shares of both open- and closed-end investment companies (including money market funds and exchange-traded funds (“ETFs”)). Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. The Fund also may invest in private investment funds, vehicles, or structures.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”) and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). The market price for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.
Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict the Fund’s investment in the shares of an ETF to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF) and limit aggregate investments in all ETFs to 10% of the Fund’s assets.
The Fund may invest without limitation in other Funds of the Trust (the “underlying Funds”). These investments are not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the 1940 Act, but instead are made in reliance on a Securities and Exchange Commission (“SEC”) exemptive order obtained by the Manager and the Trust permitting Funds of the Trust to operate as funds of funds. As described in the Prospectus, shareholders of the investing Funds do not bear directly any of the operating fees and expenses of the underlying Funds, but bear indirectly a proportionate share of their operating fees and expenses.
Short Sales
The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities identical to those sold short. If the Fund makes a short sale against the box, the Fund will not immediately deliver the securities sold and will not immediately receive the proceeds from the sale. However, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities sold short, it will receive the proceeds of the sale. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.
In addition, the Fund may make short sales that are not against the box, which are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales that are not against the box.
The Fund will incur a loss as a result of a short sale if the price of the security or index increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay in connection with a short sale. Whenever the Fund engages in short sales, it identifies liquid and unencumbered assets in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. Short sales that are not against the box involve a form of investment leverage, and the amount of the Fund’s loss on such a short sale is theoretically unlimited. Under adverse market conditions, the Fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when it would be unfavorable to do so. In addition, the Fund may have difficulty purchasing securities to meet its delivery obligations in the case of less liquid securities sold short by the Fund such as certain emerging market securities or securities of companies with smaller market capitalizations.
USES OF DERIVATIVES
Introduction and Overview
This overview outlines various ways in which the Fund may use different types of exchange-traded and OTC derivatives in implementing its investment program. It is intended to supplement the information included in the Prospectus and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections of this Statement of Additional Information. This overview, however, is not intended to be exhaustive and the Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this Statement of Additional Information or the Prospectus.
In addition, the Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that the Fund will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.
Note: Unless otherwise noted below in this section, the uses of derivatives discussed herein only refer to the Fund’s direct use of such derivatives. As indicated in the relevant Prospectus and in the “Fund Investments” section of this Statement of Additional Information, the Fund may invest in other Funds of the Trust, which in turn, may use types of derivatives and/or employ derivatives strategies that differ from those described in this Statement of Additional Information or the relevant Prospectus.

Function of Derivatives in the Fund. The types of derivatives used and derivatives strategies employed by the Fund and the extent the Fund uses derivatives varies from other Funds of the Trust due to the Fund’s specific investment objective and strategies. In addition, specific market conditions may influence the Manager’s choice of derivatives and derivatives strategies for the Fund.
Counterparty Creditworthiness. Typically, the Fund will enter into these transactions only with counterparties or their guarantors that, at the time they enter into a transaction, have long-term debt ratings of A or higher by Moody’s or S&P (or have comparable credit ratings as determined by the Manager). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by S&P and/or a comparable rating by Moody’s. See “Appendix A—Commercial Paper and Corporate Debt Ratings” for an explanation of short-term debt ratings.
Use of Derivatives
Note: The Fund may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through its investment in other Funds of the Trust.
Types of Derivatives (other than Foreign Currency Derivative Transactions) That May Be Used by the Fund
Futures contracts and related options on bonds as well as baskets or indices of securities
Options on bonds and other securities
Swap contracts, including interest rate swaps, swaps on an index, a single fixed income security, or a basket of fixed income securities, credit default swaps, inflation swaps, and contracts for differences
Swaptions
Structured notes
Uses of Derivatives (other than Foreign Currency Derivative Transactions) by the Fund
Hedging
Traditional Hedging: The Fund may use bond futures, related options, bond options, swap contracts, and swaptions to hedge against a market or credit risk already generally present in the Fund. For instance, the Fund may use credit default swaps to take an active long or short position with respect to the likelihood of default by corporate (including asset-backed security) or sovereign issuers.
Anticipatory Hedging: In anticipation of significant purchases of a security or securities, the Fund may hedge market risk (the risk of not being invested in the securities) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until the purchase is completed. Conversely, in anticipation of significant cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment
The Fund may use derivatives (including futures contracts, related options, swap contracts, and swaptions) instead of investing directly in securities. In particular, the Fund may use swaps on an index, a single fixed income security, or a basket of fixed income securities to gain investment exposure to fixed income securities in situations where direct ownership is not permitted or is economically unattractive. In addition, if a foreign derivative position is non-U.S. dollar denominated, a foreign currency forward may be used in conjunction with a long derivative position to achieve the effect of investing directly.
The Fund also may use credit default swaps for investment purposes, in which case the Fund will receive the premium from its counterparty but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon issuer default to the counterparty.
The Fund may take active overweighted and underweighted positions in particular interest rate markets and currencies relative to its benchmark. It may achieve these positions using long and short derivative positions and combinations of those positions to create synthetic instruments.
Risk Management
The Fund may use options, futures, and related options as well as swap contracts to achieve what the Manager believes to be the optimal exposure to particular interest rate markets or individual countries or issuers. From time to time, derivatives may be used prior to actual sales and purchases.
The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets. The Manager seeks to manage the exposure of the Fund relative to the Fund’s benchmark.
Other Uses
The Fund may employ additional derivatives strategies to help implement its investment strategies. For instance, the Manager may decide to alter the interest rate exposure of debt instruments by employing interest rate swaps. This strategy enables the Fund to maintain its investment in the credit of an issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.
In addition, the Fund may employ the foreign currency derivative transactions described below.

Use of Foreign Currency Derivative Transactions by the Fund
Note: As noted above, the Fund may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through its investment in other Funds of the Trust.
Foreign Currency Derivative Transactions That May Be Employed by the Fund
Buying and selling spot currencies
Forward foreign currency contracts
Currency futures contracts and related options (both cash and physically settled)
Options on currencies
Currency swap contracts
Uses of Foreign Currency Derivative Transactions by the Fund
Hedging
Traditional Hedging: The Fund may use derivatives – generally short forward or futures contracts – to hedge back into the U.S. dollar the foreign currency risk inherent in its portfolio. The Fund is not required to hedge any of its currency risk.
Anticipatory Hedging: When the Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may “lock in” the U.S. dollar price of the security by buying the foreign currency or using currency forwards or futures.
Cross Hedging: The Fund may hedge exposure to a foreign currency by using derivatives that hedge that risk to a third currency, not necessarily the U.S. dollar. For example, if the Fund holds Japanese stocks or bonds, but the Manager believes the Yen is likely to decline against the Euro (but not necessarily the U.S. dollar), the Manager may implement a cross hedge to take a short position in the Yen and take a long position in the Euro. This may be implemented with a traditional hedge of the Yen to U.S. dollars in addition to a purchase of Euros using those U.S. dollars.
Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.
Investment
The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index to create synthetic foreign currency denominated securities.
Risk Management
Subject to certain limitations, the Fund may use foreign currency derivatives for risk management. Thus, the Fund may have foreign currency exposure that is different (in some cases, significantly different) than the currency exposure represented by its portfolio investments. That exposure may include long and short exposure to particular currencies beyond the exposure represented by the Fund’s investment in securities denominated in that currency.
INVESTMENT RESTRICTIONS
Fundamental Restrictions:
The following are Fundamental Investment Restrictions of the Fund, which may not be changed without shareholder approval:
(1) The Fund may not borrow money except under the following circumstances: (i) The Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) The Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) The Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.
Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.
(2) The Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.
(3) The Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.
(4) The Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of the Fund’s total assets.
(5) The Fund may not concentrate more than 25% of the value of its total assets in any one industry.
(6) The Fund may not purchase commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

(7) The Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.
The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or permitted encumbrance of assets; any borrowing permitted by Fundamental Restriction (1) above; any permitted collateral arrangements with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.
Non-Fundamental Restrictions:
The following are Non-Fundamental Investment Restrictions of the Fund, which may be changed by the Trustees without shareholder approval:
(1) The Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.
(2) The Fund may not make investments for the purpose of gaining control of a company’s management.
(3) The Fund may not invest more than 15% of its net assets in illiquid securities.
(4) Because the Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a “Name Policy”), the Fund may not change its Name Policy as set forth under the Fund’s “Principal investment strategies” in the Prospectus without providing the Fund’s shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.
For purposes of each Name Policy, the Fund considers the term “invest” to include both direct investing and indirect investing and the term “investments” to include both direct investments and indirect investments (for instance, the Fund may invest indirectly or make indirect investments by investing in another Fund or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset), and the Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investing or indirect investing and/or direct investments or indirect investments.
Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
The phrase “shareholder approval,” as used in the Prospectus and in this Statement of Additional Information, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies and restrictions of the Fund may be changed by the Trust’s Trustees without the approval of shareholders of the Fund. Policies and restrictions of the Fund that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information cannot be changed without the approval of shareholders of the Fund.
When used in connection with the Fund’s Name Policy, the Manager uses the terms “invest,” “investments,” “assets,” and “tied economically” as defined in the Prospectus.
The Fund typically will have exposure to a number of countries throughout the world, including exposure to the interest rate and currency markets of those countries through the use of futures contracts, swap contracts, currency forwards, and other types of derivatives.
DETERMINATION OF NET ASSET VALUE
The net asset value (“NAV”) of each class of shares of the Fund will be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. The Fund will not determine its NAV on any day when the NYSE is closed for business. The Fund will not be valued (and, accordingly, transactions in shares of the Fund will not be processed) on days when the U.S. bond markets are closed. The Fund also may elect not to determine its NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by the Fund. Please refer to “Determination of Net Asset Value” in the Prospectus for additional information.
DISTRIBUTIONS
The Prospectus describes the distribution policies of the Fund under the heading “Distributions and Taxes.” The Fund generally maintains a policy to pay its shareholders, as dividends, substantially all net investment income, if any, and to distribute annually all net realized capital gains, if any, after offsetting any available capital loss carryovers. The Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of investment company taxable income and capital gain net income. The Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed appropriate by the Fund.

TAXES
Tax Status and Taxation of the Fund
The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (previously defined above as the “Code”). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:
(a)	derive at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);
(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) in the case of the Fund’s investment in loan participations, the Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.
If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).
As described above, the Fund intends generally to distribute at least annually to its shareholders substantially all of its net investment income and all of its net capital gain. Any net investment income retained by the Fund will be subject to tax at regular corporate rates. Although the Fund intends generally to distribute all of its net capital gain each year, the Fund reserves the right to retain for investment all or a portion of its net capital gain. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.
If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of excise tax amount deemed by the Fund to be de minimis). Where the Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that the Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, an excise tax distribution could constitute a return of capital (see discussion below).
Capital losses in excess of capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. The Fund may carry Net Capital Losses forward for eight years. However, the Fund will not be able to utilize any Net Capital Losses remaining at the conclusion of the eighth taxable year succeeding the taxable year in which such Net Capital Loss arose. All Net Capital Losses carried forward are treated as short term and will offset short-term capital gain before offsetting long-term capital gain in the year in which they are utilized. While the issuance or redemption of shares in the Fund will generally not affect the Fund’s ability to use Net Capital Losses in succeeding taxable years, the Fund’s ability to utilize Net Capital Losses may be limited as a result of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund.
Taxation of Fund Distributions and Transactions in Fund Shares
The Fund’s shareholders may include other Funds of the Trust. The following summary does not discuss the tax consequences to the shareholders of those other Funds of the Trust of distributions by the Fund or of the sale of shares of the Fund. Shareholders of such Funds of the Trust should consult the prospectuses and statements of additional information of those other Funds of the Trust for a discussion of the tax consequences to them.
The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year and as short-term capital gain if the shares have been held for not more than one year. However, depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable under the rules applicable to dividends and distributions described below, rather than capital gain income received in exchange for Fund shares.
Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received or deemed received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.
For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions attributable to net long-term capital gains and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions attributable to net short-term capital gains will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company (as defined below).
In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. The Fund does not expect that a significant portion of its distributions will be derived from qualified dividend income.
If the Fund receives dividends from an underlying fund that is taxed as a regulated investment company (“Underlying RIC”), and the Underlying RIC designates such dividends as “qualified dividend income,” then the Fund is permitted, in turn, to designate a portion of its distributions as “qualified dividend income,” provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC.
Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2011.
If the Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.
Dividends and distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to holding period and other requirements imposed by the Code) to the Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations. The Fund generally does not expect that a significant portion of its distributions will be eligible for the corporate dividends-received deduction. If the Fund receives dividends from an Underlying RIC that qualifies as a regulated investment company, and the Underlying RIC designates such dividends as eligible for the dividends-received deduction, then the Fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC.
Under a notice issued by the Internal Revenue Service (“IRS”) in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a real estate investment trust (as defined in Code section 856) qualifying for the special tax treatment under Subchapter M of the Code (a “U. S. REIT”) or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund investing in any such interests may not be suitable investments for charitable remainder trusts, as noted below.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Under current law, income of the Fund that would be treated as UBTI if earned directly by a tax-exempt entity, generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if the Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (“CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then that fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election would be made in the event it recognizes excess inclusion income in a taxable year. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans.
A distribution paid to shareholders by the Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.
The Fund generally intends to mail required information returns to shareholders prior to January 31 of each year. However, the Fund may apply with the IRS for an extension of the time in which the Fund is permitted to provide shareholders with information returns. As a result, a shareholder may receive an information return from the Fund after January 31.
Backup Withholding
The Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s federal income tax return.
Withholding on Distributions to Foreign Investors
Dividend distributions other than Capital Gain Dividends are in general subject to a U.S. withholding tax of 30% when paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”). Persons who are resident in a country, such as the United Kingdom, that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty.
However, effective for taxable years of the Fund beginning before January 1, 2010, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) (as described below)) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, the Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.
In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs (as described below) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below. However, these amounts may be subject to backup withholding, unless the foreign shareholder certifies its non-U.S. status. Also, foreign shareholders with respect to whom income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the U.S. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.
Special rules apply to distributions to certain foreign persons from a regulated investment company that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITS and regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in U.S. REITS and regulated investment companies. Additionally, special rules apply to the sale of shares in a regulated investment company that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs — USRPIs are defined generally as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. The Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of these exceptions, and thus does not expect these special tax rules to apply.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisors in this regard.
Foreign shareholders may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.
Foreign Taxes
The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on dividends, interest, or capital gains which will decrease the Fund’s yield. Such foreign withholding taxes and other taxes may be reduced or eliminated under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of foreign shareholders in the Fund, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.
If, at the end of the Fund’s taxable year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or securities of foreign corporations, the Fund may make an election that allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amount of foreign income and certain other taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Only foreign taxes that meet certain qualifications are eligible for this treatment. Even if the Fund is eligible to make this election, it may determine not to do so in its sole discretion, in which case any such qualified foreign taxes paid by the Fund cannot be given this special “pass through” treatment by the Fund or its shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the Fund, and may be disadvantaged as a result of the Fund making the election described in this paragraph.
Under current law, the Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by Underlying RICs. In general, the Fund may only elect to pass through to its shareholders foreign income taxes it pays provided that it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an Underlying RIC do not contribute to this 50% threshold.
Tax Implications of Certain Investments
Certain of the Fund’s investments, including investments in certain types of foreign securities, foreign currencies, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, debt obligations issued or purchased at a discount, entities treated as partnerships for U.S. federal income tax purposes, and, potentially, so-called “indexed securities” (including inflation-indexed bonds), may increase or accelerate the Fund’s recognition of income, including the recognition of taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.
The Fund’s transactions in options, futures contracts, forward contracts, swaps, swaptions and other derivative financial instruments, as well as its hedging transactions, straddles and short sales, are subject to one or more special tax rules (including, for instance, notional principal contract, mark-to-market, constructive sale, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses, and cause adjustments in the holding periods of the Fund’s securities. The rules could therefore affect the amount, timing and/or character of distributions to shareholders. In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, in particular in respect of credit default swaps and certain other swaps with contingent payment obligations, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of the Fund’s hedging activities (including transactions in foreign currencies or foreign currency-denominated instruments) are likely to and certain foreign currency transactions associated with the redemption of Fund shares (in cases where the Fund permits redemptions of Fund shares in foreign currencies) may produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and any net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income (if any)), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and any net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
The Fund’s participation in repurchase agreements and loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a repurchase agreement or securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income or qualify as dividends eligible for the corporate dividends-received deduction and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” above.
Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.
A portion of the interest paid or accrued on certain high yield discount obligations in which the Fund may invest may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.
If the Fund invests in shares of Underlying RICs, its distributable income and gains will normally consist, in part, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset income or capital gain generated from other Fund investments, including from distributions of net income or capital gains from other Underlying RICs) until it disposes of shares of the Underlying RIC. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).
In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the Fund’s sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by the Fund at a loss and the Fund acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended periods of time. In addition to the wash-sale rules, certain related-party transaction rules may cause any losses generated by the Fund on the sale of an Underlying RIC’s shares to be deferred (or, in some cases, permanently disallowed) if the Fund and the Underlying RIC are part of the same “controlled group” (as defined in Section 267(f) of the Code) at the time the loss is recognized. For instance, for these purposes, the Fund and an Underlying RIC will be part of the same controlled group if the Fund owns more than 50% of the total outstanding voting securities of the Underlying RIC.
As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying RICs.
Depending on the Fund’s percentage ownership in an Underlying RIC both before and after a redemption of Underlying RIC shares, the Fund’s redemption of shares of such Underlying RIC may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying RIC. This generally would be the case where the Fund holds a significant interest in an Underlying RIC and redeems only a small portion of such interest. It is possible that any such dividend would qualify as “qualified dividend income” taxable at long-term capital gain rates; otherwise, it would be taxable as ordinary income.
Special tax considerations apply if the Fund invests in investment companies treated as partnerships for U.S. federal income tax purposes. The Fund will be required to include its distributive share, whether or not actually distributed by an investment company treated as a partnership, of such an investment company’s income, gains, losses, and certain other items for any investment company taxable year ending within or with the Fund’s taxable year. In general, the Fund will not recognize its distributive share of these tax items until the close of the investment company’s taxable year. However, absent the availability of an exception, the Fund will recognize its distributive share of these tax items as they are recognized by the investment company for purposes of determining the Fund’s liability for the 4% excise tax (described above). Therefore, if the Fund and an investment company have different taxable years, the Fund may be obligated to make distributions in excess of the net income and gains recognized from that investment company and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year to make a dividend. In some cases, however, the Fund can take advantage of certain safe harbors which would allow it to include its distributive share of an investment company’s income, gains, losses and certain other items at the close of the investment company’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the problems arising from different taxable years. The Fund’s receipt of a non-liquidating cash distribution from an investment company treated as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. To the extent the Fund receives a liquidating cash distribution from an investment company treated as a partnership, it will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund generally will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) and substantially appreciated inventory, if any, exceeds the Fund’s share of the basis in those unrealized receivables and substantially appreciated inventory.
The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
Any investment by the Fund in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may make certain elections to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternately, the Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If the Fund indirectly invests in PFICs by virtue of the Fund’s investment in other investment companies, it may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections.

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
A U.S. person, including the Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. From time to time, the Fund may be a U.S. Shareholder in a CFC. As a U.S. Shareholder, the Fund is required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in the taxable year. Subpart F income generally includes interest, original issue discount (“OID”), dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income, and net losses incurred by the CFC during a tax year will not be available to the Fund for the purpose of offsetting such gain. To the extent the Fund invests in a CFC and recognizes subpart F income in excess of actual distributions from the CFC, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.
From time to time, the Fund may invest in municipal obligations. The interest on municipal obligations is generally exempt from federal income tax. However, the interest on municipal obligations may be subject to the federal alternative minimum tax both for individuals and corporations (e.g., in the case of interest earned on certain “private activity bonds”) and may be subject to state and local taxes. The Fund does not expect to invest 50% or more of its assets in municipal obligations, the interest on which is exempt from the federal income tax. As a result, the Fund does not expect to be eligible to pay “exempt-interest dividends” to its shareholders under the applicable tax rules. As a result, interest on municipal obligations is taxable to shareholders of the Fund, when received as a distribution from the Fund. In addition, gains realized by the Fund on the sale or exchange of municipal obligations is taxable to shareholders of the Fund.

Loss of Regulated Investment Company Status
The Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, or in the case of high redemption levels, and/or during the first year of its operations. If the Fund were to not qualify for taxation as a regulated investment company for any taxable year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income (if any), generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as “qualified dividend income” in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.
Tax Shelter Reporting Regulations
Under Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
State, Local and Other Tax Matters
The foregoing discussion relates only to U.S. federal income tax consequences of investing in the Fund for shareholders who are U.S. citizens, residents or domestic corporations. The consequences under other tax laws may differ. This discussion has not addressed all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Shareholders should consult their tax advisors about the precise tax consequences of an investment in the Fund in light of their particular tax situation, including possible foreign, state, local or other applicable tax laws.

MANAGEMENT OF THE TRUST
The following tables present information regarding each Trustee and officer of the Trust as of the date of this Statement of Additional Information. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust is not an “interested person” of the Trust, as such term is used in the 1940 Act. Because the Fund does not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

			Number
			of
			Portfolios
Name, Date of Birth,		Principal	in Fund
and Position(s) Held	Length of	Occupation(s)	Complex	Other
with the Trust	Time Served	During Past 5 Years	Overseen	Directorships Held
Donald W. Glazer, Esq. Chairman of the Board of Trustees DOB: 07/26/1944	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004-March 2005); Trustee since December 2000.	Consultant—Law and Business[1]; Author of Legal Treatises.	60	None.

W. Nicholas Thorndike Trustee DOB: 03/28/1933	Since March 2005.	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989-present); Putnam Funds (December 1992-June 2004); and Providence Journal (a newspaper publisher) (December 1986-December 2003).	60	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare System, Inc.[2]

Peter Tufano Trustee DOB: 04/22/1957	Since December 2008.	Sylvan C. Coleman Professor of Financial Management, Harvard Business School (since 1989).	60	Trustee of State Street Navigator Securities Lending Trust (3 Portfolios).

[1]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2007 and December 31, 2008, these entities paid $789,416 and $183,775, respectively, in legal fees and disbursements to Goodwin. In correspondence with the Staff of the SEC beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.
[2] Partners HealthCare System, Inc. is a client of the Manager.
Officers

	Position(s) Held	Length	Principal Occupation(s)
Name and Date of Birth	with the Trust	of Time Served	During Past 5 Years[1]
J.B. Kittredge DOB: 08/22/1954	President and Chief Executive Officer	Since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray LLP.

Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Chief Financial Officer since March 2007; Treasurer since November 2006; Assistant Treasurer, September 2004 – November 2006.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004-present); Vice President, Director of Tax, Columbia Management Group (2002-2004).

Brent C. Arvidson DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present); Tax Analyst, Bain & Company, Inc. (June 2003-September 2004).

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present); Vice President and Senior Tax Manager, Massachusetts Financial Services Company (January 2000-April 2007).

Michael E. Gillespie DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004-February 2005) and Director of Domestic Compliance (March 2002-June 2004), Fidelity Investments.

	Position(s) Held	Length	Principal Occupation(s)
Name and Date of Birth	with the Trust	of Time Served	During Past 5 Years[1]
Jason B. Harrison DOB: 01/29/1977	Vice President and Clerk	Vice President since November 2006; Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (since February 2006) and Attorney, Ropes & Gray LLP (September 2002-February 2006).

David L. Bohan DOB: 06/21/1964	Vice President and Assistant Clerk	Vice President since March 2005; Assistant Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since September 2007.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007-present); Attorney, Goodwin Procter LLP (September 2003-January 2007).

Cheryl Wakeham DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC.

[1]	Each of Messrs. Burnett, Arvidson, Bohan, and Pottle serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.
Trustees’ Responsibilities. Under the provisions of the GMO Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.

The Board of Trustees has three standing committees: the Audit Committee, the Pricing Committee and the Governance Committee. For the period from March 1, 2008 to February 28, 2009, the Audit Committee held five meetings; the Pricing Committee held 16 meetings; and the Governance Committee held seven meetings.
The Committees assist the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The Audit Committee provides oversight with respect to the Trust’s accounting, its financial reporting policies and practices, the quality and objectivity of the Trust’s financial statements and the independent audit of those statements. In addition, the Audit Committee appoints, determines the independence and compensation of, and oversees the work of the Fund’s independent auditors and acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Mr. Tufano and Mr. Thorndike are members of the Audit Committee. Mr. Tufano is the Chairman of the Audit Committee. The Pricing Committee oversees the valuation of the Funds’ securities and other assets. The Pricing Committee also reviews and makes recommendations regarding the Trust’s Pricing Policies and, to the extent required by the Pricing Policies, determines the fair value of the Fund’s securities or other assets, as well as performs such other duties as may be delegated to it by the Board. Mr. Glazer and Mr. Tufano are members of the Pricing Committee. Mr. Glazer is the Chairman of the Pricing Committee. The Governance Committee oversees general Fund governance-related matters, including making recommendations to the Board of Trustees relating to Trust governance, performing functions mandated by the 1940 Act, as delegated to it by the Board of Trustees, considering the skills, qualifications, and independence of the Trustees, proposing candidates to serve as Trustees, and overseeing the determination that any person serving as legal counsel for the Independent Trustees meets the 1940 Act requirements for being “independent legal counsel.” Mr. Glazer and Mr. Thorndike are members of the Governance Committee. Mr. Thorndike is the Chairman of the Governance Committee.
Shareholders may recommend nominees to the Board of Trustees by writing the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A recommendation must (i) be in writing and signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.
Trustee Fund Ownership
The following table sets forth ranges of the current Trustees’ direct beneficial share ownership in the Fund and the aggregate dollar ranges of their direct beneficial share ownership in all Funds of the Trust (including Funds not offered in the Prospectus) as of December 31, 2008.

Aggregate Dollar Range of Shares
Directly Owned in all
	Dollar Range of	Funds of the Trust (whether
	Shares Directly	or not offered in the Prospectus)
Name	Owned in the Fund*	Overseen by Trustee
Donald W. Glazer	None	Over $100,000

W. Nicholas Thorndike	None	None

Peter Tufano	None	None

*	The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet offered any shares for sale.
The following table sets forth ranges of Mr. Glazer’s indirect beneficial share ownership in the Fund and the aggregate dollar range of his indirect beneficial share ownership in all Funds of the Trust (including Funds not offered in the Prospectus), as of December 31, 2008, by virtue of his direct ownership of shares of certain Funds (as disclosed in the table immediately above) that invest in other Funds of the Trust and of other private investment companies managed by the Manager that invest in Funds of the Trust.

Aggregate Dollar Range of Shares
Indirectly Owned in all
	Dollar Range of	Funds of the Trust (whether
	Shares Indirectly Owned	or not offered in the Prospectus)
Name	in the Fund*	Overseen by Trustee
Donald W. Glazer	None	Over $100,000

*	The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet offered any shares for sale.
Trustee Ownership of Securities Issued by the Manager or Principal Underwriter
None.
Trustee Ownership of Related Companies
The following table sets forth information about securities owned by the Trustees and their family members, as of December 31, 2008, in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, LLC, the Funds’ principal underwriter.

Name of
Name of Non-	Owner(s) and
Interested	Relationship		Title of	Value of
Trustee	to Trustee	Company	Class	Securities[2]	% of Class
Donald W. Glazer	Self	GMO Multi-Strategy Fund (Offshore), a private investment company managed by the Manager.[1]	Limited partnership interest- Class A	$1,179,264	0.04%

W. Nicholas Thorndike	N/A	None	N/A	N/A	N/A

Peter Tufano	N/A	None	N/A	N/A	N/A

[1]	The Manager may be deemed to “control” this fund by virtue of its serving as investment manager of the fund.

[2]	Securities valued as of December 31, 2008.
Remuneration. The Trust has adopted a compensation policy for its Trustees. Each Trustee receives an annual retainer from the Trust for his services. In addition, each Chairman of the Trust’s standing committees and the Chairman of the Board of Trustees receive an annual fee. Each Trustee also is paid a fee for participating in in-person and telephone meetings of the Board of Trustees and its committees, and a fee for consideration of actions proposed to be taken by written consent. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. All current Trustees of the Trust are non-interested Trustees.
Other than as set forth in the table below, no Trustee of the Trust received any direct compensation from the Trust or the Fund during the Trust’s fiscal year ended February 28, 2009, and no officer of the Trust received aggregate compensation exceeding $60,000 from the Fund:

Name of Person, Position
	Donald W.			W. Nicholas
	Glazer, Esq.,	Jay O. Light,		Thorndike,	Peter Tufano,
	Trustee	Trustee[1]		Trustee	Trustee[2]
Compensation from the Fund:	$ [600] [3]	$0	[3]	$ [425] [3]	$	[275]	[3]

Pension or Retirement Benefits Accrued as Part of Fund Expenses:	N/A	N/A		N/A		N/A

Estimated Annual Benefits Upon Retirement:	N/A	N/A		N/A		N/A

Total Compensation from the Trust:	$399,390 [4]	$261,068	[4]	$311,653 [4]		$20,933	[4]

[1]	Mr. Light resigned as a Trustee effective December 2008 and no longer serves as a Trustee of the Trust.

[2]	Mr. Tufano was elected as a Trustee effective December 2008.

[3]	Reflects an estimate of the direct compensation to be paid to each Trustee for the Fund’s initial fiscal year ending February 28,

2010. Actual direct compensation paid to the Trustees will vary depending on the net assets of the Fund throughout its initial fiscal year.

[4]	Reflects actual direct compensation received during the fiscal year ended February 28, 2009 from Funds of the Trust that had commenced operations on or before February 28, 2009, including Funds that are not offered through the Prospectus.
Mr. Kittredge does not receive any compensation from the Trust, but as a member of the Manager will benefit from the management fees paid by the Fund and various other Funds of the Trust not offered through the Prospectus. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.
The Fund will commence operations on or following the date of this Statement of Additional Information. Therefore, as of the date hereof, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of the Fund.
Code of Ethics. The Trust and the Manager have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Fund are permitted, subject to compliance with the Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.
The non-interested Trustees of the Trust are subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the Fund, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities transactions or to identify his or her brokerage accounts to the Fund or its representatives, subject to certain limited exceptions specified in the Code of Ethics.
INVESTMENT ADVISORY AND OTHER SERVICES
Management Contract
As disclosed in the Prospectus under the heading “Management of the Fund,” under the Management Contract (the “Management Contract”) between the Trust, on behalf of the Fund, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager furnishes continuously an investment or asset allocation program, as applicable, for the Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under “Portfolio Transactions – Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

[As disclosed in the Prospectus, the Manager has contractually agreed to reimburse the Fund for specified Fund expenses through at least June 30, 2010.]
The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.
The Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of the Manager) and by the Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by the Manager to the Trust.
The Fund’s Management Fee is calculated based on a fixed percentage of the Fund’s average daily net assets. The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet paid the Manager any Management Fees as of the date hereof. However, once the Fund commences operations, it will pay to the Manager a Management Fee at an annual rate of [0.25]% of the Fund’s average daily net assets. In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name “GMO” may be withdrawn.
Portfolio Management
GMO’s Asset Allocation Division is responsible for overall investment management and strategic direction of the Fund. GMO’s Fixed Income Division is responsible for day-to-day management of the Fund. Each division is comprised of investment professionals associated with the Manager. Each division’s members work collaboratively to manage the Fund’s portfolio, and no one person is primarily responsible for day-to-day management of the Fund.
The following table sets forth information about accounts overseen or managed by the senior members of GMO’s Asset Allocation Division and GMO’s Fixed Income Division as of February 28, 2009.

	Registered investment companies
	managed (including non-GMO mutual		Other pooled investment vehicles		Separate accounts managed
Senior Member	fund subadvisory relationships)		managed (world-wide)		(world-wide)
	Number of accounts[1]	Total assets[1,2]	Number of accounts	Total assets	Number of accounts	Total assets
Thomas Cooper	14	$7,072,485,308	13	$3,041,725,721	12	$2,168,719,377
William Nemerever	14	$7,072,485,308	13	$3,041,725,721	12	$2,168,719,377
Ben Inker	12	$12,385,005,520	6	$3,382,738,438	186	$11,978,188,155

	Registered investment companies
	managed for which GMO receives a
	performance-based fee (including non-		Other pooled investment vehicles		Separate accounts managed
	GMO mutual fund subadvisory		managed (world-wide) for which GMO		(world-wide) for which GMO receives a
	relationships)		receives a performance-based fee		performance-based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Thomas Cooper	0	$0	3	$1,401,899,548	3	$1,039,790,211
William Nemerever	0	$0	3	$1,401,899,548	3	$1,039,790,211
Ben Inker	0	$0	0	$0	92	$6,874,210,964

[1]	Includes Funds of the Trust (including Funds not offered through the Prospectus) that had commenced operations on or before February 28, 2009. Does not include the Fund because the Fund had not commenced operations as of February 28, 2009.

[2]	For some senior members, “Total assets” includes assets invested by other Funds of the Trust.

Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between the Fund and the other accounts.
Senior members of each division are generally members (partners) of GMO. As of February 28, 2009, the compensation of each senior member consisted of a fixed annual base salary, a partnership interest in the firm’s profits and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. A discretionary bonus may also be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. A GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.
Senior Member Fund Ownership. The Fund will commence operations on or following the date of this Statement of Additional Information and has not yet offered any shares for sale. Therefore, as of the date hereof, none of Mr. Cooper, Mr. Inker or Mr. Nemerever had any direct or indirect beneficial ownership in the Fund.
Custodial Arrangements and Fund Accounting Agent. State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111 serves as the Trust’s custodian and fund accounting agent on behalf of the Fund. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.
Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with the Funds of the Trust, GMO provides direct client service, maintenance, and reporting to shareholders of the Fund. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not “interested persons” of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days’ written notice to the other party. The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, the Fund has not yet paid the Manager a Shareholder Service Fee. However, once the Fund commences operations, the Class III Shares and Class VI Shares of the Fund will pay the Manager a Shareholder Service Fee of [0.15]% and [0.055]%, respectively, of the Fund’s average daily net assets attributable to the relevant class of shares of the Fund.
Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is [ ]. [ ] conducts annual audits of the Trust’s financial statements, assists in the preparation of the Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, and provides assistance in connection with the preparation of various SEC filings.
Distributor. Funds Distributor, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, serves as the Trust’s distributor on behalf of the Fund. GMO pays all distribution-related expenses of the Fund.
Counsel. Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.
Transfer Agent. State Street Bank serves as the Trust’s transfer agent on behalf of the Fund.
PORTFOLIO TRANSACTIONS
The Manager makes decisions to buy and sell portfolio securities for the Fund and for each of its other investment advisory clients with a view to achieving each client’s investment objectives, taking into consideration client-specific factors such as, without limitation, cash flows into or out of a client account, the accounts’ benchmarks, and cash restrictions. Therefore, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Also, a particular security may be bought for one or more clients when one or more other clients are selling the security or taking a short position in the security, including clients managed by the same investment division. It is the Manager’s policy to aggregate and allocate portfolio trades in a manner that seeks to ensure that each client receives fair and equitable treatment over time, as well as best execution.
In certain cases, the Manager may identify investment opportunities that are suitable for the Fund and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner and/or managing member (“GMO Private Funds”). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of the Fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar GMO Fund (or, in some cases, may have no investment in the similar GMO Fund). The Manager itself also makes investments in GMO Private Funds. To help manage these potential conflicts, the Manager has developed and reviewed with the Trust’s Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings (“IPOs”) and other limited opportunities that takes into account the needs and objectives of each Fund and the other GMO clients. One of the Private Funds managed by GMO’s Emerging Markets Division, the GMO Emerging Illiquid Fund L.P. (“EIF”), focuses on investments with relatively less liquidity. Consequently, certain types of investments, including securities of companies with smaller market capitalizations, IPOs and private placements with smaller offering sizes and other relatively less liquid investments will, within the Emerging Markets Division, ordinarily be allocated 100% to EIF as opposed to other Emerging Markets strategies (including GMO Emerging Markets Fund). In other cases, the GMO Emerging Markets strategies (including GMO Emerging Markets Fund) and EIF will receive an allocation of limited investments that are suitable for each, but the GMO Emerging Markets strategies (including GMO Emerging Markets Fund) may receive a lesser allocation, or no allocation, of such investments than would be the case if the allocation were pro rated by assets. As a result, there may be cases where EIF receives an allocation of a specific limited opportunity greater than would be the case if the allocation were pro rated by assets. Similar issues may arise with respect to the disposition of such securities. In general, the Emerging Markets Division and other GMO Divisions divide IPOs between themselves pro rata based upon indications of interest.
Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.
Brokerage and Research Services. In selecting brokers and dealers to effect portfolio transactions for the Fund, the Manager seeks best execution. Best execution is not based solely on the explicit commission charged by the broker/dealer and consequently, a broker/dealer effecting a transaction may be paid a commission higher than that charged by another broker/dealer. The determination of what may constitute “best execution” involves a number of considerations, including, without limitation, the overall net economic result to the Fund, the efficiency with which the transaction is effected, access to order flow, the ability of the executing broker/dealer to effect the transaction where a large block is involved, reliability (e.g., lack of failed trades), availability of the broker/dealer to stand ready to execute possibly difficult transactions in the future, in the case of fixed income securities, the broker/dealer’s inventory of securities sought, the financial strength and stability of the broker/dealer, and the relative weighting of opportunity costs (i.e. timeliness of execution) by different strategies. In some instances, the Manager may utilize principal bids with consideration to such factors as reported broker flow, past bids, and a firm’s ability and willingness to commit capital. Most of the foregoing are judgmental considerations made in advance of the trade and are not always borne out by the actual execution. The Manager’s broker/dealer selection may, in addition to the factors listed above, also be based on research services provided by the broker/dealer. The Manager may also direct trades to broker/dealers based in part on the broker/dealer’s history of providing, and capability to continue providing, pricing information for securities purchased. Best execution may be determined for investment strategies without regard to client specific limitations (e.g., limits on the use of derivatives for anticipatory hedging).
Generally, the Manager determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net economic effect to the Fund, (ii) historical and current commission rates, (iii) the kind and quality of the execution services rendered, (iv) the size and nature of the transactions effected, and (v) research services received. In some instances, the Manager may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) since the trades were filled at the price set at an agreed upon time (e.g., previous night’s close) and any additional “impact” or cost is represented by the cents per share extra paid in addition to a typical commission rate. These factors are considered mostly over multiple transactions covering extended periods of time and are used to evaluate the relative performance of the brokers and other institutions used to effect transactions for accounts.
As noted, seeking best price and execution involves the weighting of qualitative as well as quantitative factors and evaluations of best execution are, to a large extent, possible only after multiple trades have been completed. Particularly in non-U.S. markets, the Manager does place trades with broker/dealers that provide investment ideas and other research services, even if the relevant broker has not yet demonstrated an ability to effect best price and execution; however, trading with such a broker (as with any and all brokers) will be curtailed or suspended if the Manager is not reasonably satisfied with the quality of particular trade executions, unless or until the broker has altered its execution capabilities in such a way that the Manager can reasonably conclude that the broker is capable of achieving best price and execution.
The Manager will frequently use broker/dealers that provide research in all markets, and that research is a factor in evaluating broker/dealer commissions. In all cases the research services received by the Manager are limited to the types of research contemplated by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Manager relies on the statutory safe harbor in Section 28(e) of the 1934 Act. However, the Manager does not directly participate in any soft dollar arrangements involving third party research (i.e., research provided by someone other than the broker/dealer) or the payment of any of the Manager’s out-of-pocket expenses. Research services provided by broker/dealers take various forms, including personal interviews with analysts, written reports, pricing services in respect of fixed income securities, and meetings arranged with various sources of information regarding particular issuers, industries, governmental policies, economic trends, and other matters. To the extent that services of value are received by the Manager, the Manager may avoid expenses that might otherwise be incurred. Such services furnished to the Manager may be used in furnishing investment advice to all of the Manager’s clients, including the Fund. Services received from a broker/dealer that executed transactions for the Fund will not necessarily be used by the Manager specifically to service the Fund.
The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, the Trust, on behalf of the Fund, has not yet paid any brokerage commissions, and the Fund not has held any securities of any regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.
Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker/dealer or its affiliates and the Fund, the Manager or the Fund’s distributor, the Fund may refrain, or be required to refrain, from engaging in principal trades with such broker/dealer. Additionally, the Fund may be restricted in its ability to purchase securities issued by affiliates of the Fund’s distributor.

PROXY VOTING POLICIES AND PROCEDURES
The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Fund. The Trust’s proxy voting policy and the Manager’s proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix B.
The Manager’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Trust’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.
DISCLOSURE OF PORTFOLIO HOLDINGS
The policy of the Trust is to protect the confidentiality of the Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and material amendments require its approval.
Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over those policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Fund’s portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies and, therefore, potentially similar portfolio holdings.
Neither GMO nor the Fund will receive any compensation or other consideration in connection with its disclosure of the Fund’s portfolio holdings.
GMO may disclose the Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders, qualified potential shareholders as determined by GMO, and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website. The Fund’s Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. The top fifteen holdings of certain Funds of the Trust may be posted monthly on GMO’s website. In addition, in response to heightened market interest in specific issuers, the Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders as described in the Prospectus. No confidentiality agreement is needed to access this information. GMO also may make Portfolio Holdings Information available to Permitted Recipients by email, or by any other means in such scope and form and with such frequency as GMO may reasonably determine, no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund’s Prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or on the same day as a publicly available, routine filing with the SEC that includes the Portfolio Holdings Information.
To receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund.
In some cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. That disclosure may only be made if senior management of GMO determines that it is in the best interests of the shareholders of the Fund. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund’s shareholders. GMO will seek to monitor a recipient’s use of the Portfolio Holdings Information provided under these agreements and, if the terms of the agreements are violated, terminate disclosure and take appropriate action.
The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Fund in connection with its day-to-day operations and management, including GMO, GMO’s affiliates, the Fund’s custodians and auditors, the Fund’s pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on the Fund’s behalf, and persons assisting the Fund in the voting of proxies. In addition, when an investor indicates that it wants to purchase shares of the Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund.
No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.
Senior management of GMO may authorize any exceptions to these procedures. Exceptions must be disclosed to the Chief Compliance Officer of the Trust.
If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interests of the Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO is required to inform the Trust’s Chief Compliance Officer of the potential conflict, and the Trust’s Chief Compliance Officer has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s Chief Compliance Officer also is required to report his decision to the Board of Trustees.

GMO periodically reports the following information to the Board of Trustees:
•	Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;

•	The nature and scope of disclosure of Portfolio Holdings Information to third parties;

•	Exceptions to the disclosure policy authorized by senior management of GMO; and

•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.
Ongoing Arrangements To Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to [ ], which receives holdings quarterly and as necessary in connection with the services it provides to the Fund) to the following entities that provide on-going services to the Fund in connection with its day-to-day operations and management, provided that they agree or have a duty to maintain this information in confidence:

Name of Recipient	Purpose of Disclosure
State Street Bank and Trust Company	Custodial services and compliance testing

[Boston Global Advisors]	Securities lending services

[ ]	Independent registered public accounting firm

RiskMetrics Group	Corporate actions services

FactSet	Data service provider
Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Purpose of Disclosure
Epstein & Associates, Inc.	Software provider for Code of Ethics monitoring system

Financial Models Company Inc.	Recordkeeping system
DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated June 24, 1985, as amended and restated June 23, 2000, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. The Fund is a series of the Trust. The fiscal year for the Fund ends on the last day of February.
Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of sixty series: Tobacco-Free Core Fund; U.S. Quality Equity Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; International Intrinsic Value Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; Alpha Only Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Balanced Asset Allocation Fund; Global Equity Allocation Fund; U.S. Equity Allocation Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; World Opportunity Overlay Fund; Alternative Asset Opportunity Fund; Strategic Opportunities Allocation Fund; World Opportunities Equity Allocation Fund; Developed World Stock Fund; U.S. Growth Fund; International Core Equity Fund; International Growth Equity Fund; U.S. Intrinsic Value Fund; U.S. Small/Mid Cap Growth Fund; U.S. Small/Mid Cap Value Fund; U.S. Core Equity Fund; Short-Duration Collateral Share Fund; Strategic Fixed Income Fund; International Opportunities Equity Allocation Fund; Inflation Indexed Plus Bond Fund; Special Situations Fund; Flexible Equities Fund; U.S. Treasury Fund; Asset Allocation Bond Fund; Arlington Fund; Berkeley Fund; Clarendon Fund; Dartmouth Fund; Exeter Fund; Fairfield Fund; Gloucester Fund; Hereford Fund; Ipswich Fund; St. James Fund; Asset Allocation International Bond Fund; and World Opportunity Overlay Share Fund.
Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.
The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares.
The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.
The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.
Shareholders should be aware that to the extent a shareholder’s investment in the Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in the Fund.
MULTIPLE CLASSES
The Manager makes all decisions relating to aggregation of accounts for purposes of determining eligibility for the various classes of shares offered by a Fund. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, the Manager considers several factors including, but not limited to, whether: the multiple accounts are for one or more subsidiaries of the same parent company; the multiple accounts have the same beneficial owner regardless of the legal form of ownership; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to the same investment board; the consultant is the same for the entire relationship; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and/or the relationship can be serviced from a single geographic location.
VOTING RIGHTS
Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and to vote by individual Fund (to the extent described below) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects the interests of more than one Fund, then shareholders of the affected Funds are entitled to vote. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund including, without limitation, such matters as the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except for matters that affect only that class of shares and as otherwise required by law.
Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.
No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust’s name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.
SHAREHOLDER AND TRUSTEE LIABILITY
Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the Trust shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND’S SHARES
The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet offered any shares for sale.

Appendix A
COMMERCIAL PAPER AND CORPORATE DEBT RATINGS
Commercial Paper Ratings
Commercial paper ratings of Standard & Poor’s are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor’s indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor’s indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.
Corporate Debt Ratings
Standard & Poor’s. A Standard & Poor’s corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor’s for corporate debt:
AAA — This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
AA — Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.
A — Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters,

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adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.
BB, B, CCC, CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C — The rating C is reserved for income bonds on which no interest is being paid.
D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.
Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Moody’s. The following is a summary of the ratings used by Moody’s for corporate debt:
Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa — Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal

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payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C — Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Should no rating be assigned by Moody’s, the reason may be one of the following:
1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.	There is lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed in which case the rating is not published in Moody’s publications.
Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

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Appendix B
GMO TRUST
PROXY VOTING POLICY
I. Statement of Policy
GMO Trust (the “Fund”) delegates the authority and responsibility to vote proxies related to portfolio securities to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the “Adviser”).
Therefore, the Board of Trustees (the “Board”) of the Fund has reviewed and approved the use of the proxy voting policies and procedures of the Adviser (“Proxy Voting Procedures”) on behalf of the Fund when exercising voting authority on behalf of the Fund.
II. Standard
The Adviser shall vote proxies related to portfolio securities in the best interests of the Fund and their shareholders.
III. Review of Proxy Voting Procedures
The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.
The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified except in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.
The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.
IV. Disclosure
The following disclosure shall be provided:
A.	The Adviser shall make available its proxy voting records, for inclusion in the Fund’s Form N-PX.

B.	The Adviser shall cause the Fund to include the proxy voting policies and procedures required in the Fund’s annual filing on Form N-CSR or the statement of additional information.

C.	The Adviser shall cause the Fund’s shareholder reports to include a statement that (i) a copy of these policies and procedures is available on the Fund’s web site (if the Fund so chooses) and (ii) information is available regarding how the Funds voted proxies during the most recent twelve-month period without charge, on or through the Fund’s web site.

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GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
GMO AUSTRALIA LIMITED
GMO AUSTRALASIA LLC
(TOGETHER “GMO”)
PROXY VOTING POLICIES AND PROCEDURES
Amended and Restated as of February 2, 2009
I. Introduction and General Principles
GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.
GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.
II. Proxy Voting Guidelines
GMO has engaged RiskMetrics Group (“RMG”) as its proxy voting agent to:
(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

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Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global RMG Proxy Voting Manual, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global RMG proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the RMG proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the RMG Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.
Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RMG.
III. Proxy Voting Procedures
GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global RMG proxy voting guidelines set forth in the RMG Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.
There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.
IV. Conflicts of Interest
As RMG will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

B-3

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit B (if applicable) or the specific recommendation of RMG; (ii) abstain; or (iii) request that the client votes such proxy. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
V. Recordkeeping
GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which RMG maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.
Such proxy voting records shall be maintained for a period of five years.
VI. Reporting
GMO’s Compliance Department will provide GMO’s Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted

B-4

proxies in a manner inconsistent with the proxy voting guidelines described in Section II, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.
VII. Disclosure
Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

B-5

Appendix B
Exhibit A

U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
January 15, 2009

Copyright © 2009 by RiskMetrics Group.
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.
Risk Management | RiskMetrics Labs | ISS Governance Services | Financial Research Et Analysis
www.riskmetrics.com

B-6

1. Operational Items:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/ preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2. Board of Directors:
Voting on Director1 Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD2 from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
-	Degree to which absences were due to an unavoidable conflict;

-	Pattern of absenteeism; and

-	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/ against recommendation for this issue;

[1]	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

[2]	In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

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•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/ against vote;

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.
Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

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•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);
The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however

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the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

-	serves as liaison between the chairman and the independent directors;

-	approves information sent to the board;

-	approves meeting agendas for the board;

-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

-	has the authority to call meetings of the independent directors;

-	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
-	Egregious compensation practices;

-	Multiple related-party transactions or other issues putting director independence at risk;

-	Corporate and/or management scandals;

-	Excessive problematic corporate governance provisions; or

-	Flagrant board or management actions with potential or realized negative impact on shareholders.

B-11

Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve- out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.
Performance/Governance Evaluation for Directors
Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.
If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

B-12

3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/ nominations reasonably close to the meeting date

B-13

and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

B-14

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.
In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

B-15

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6. State of Incorporation
Reincorporation Proposals
Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

B-16

7. Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

B-17

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.
Poor Pay Practices
Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:
•	Egregious employment contracts — Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:
-	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

-	Reimbursement of income taxes on executive perquisites or other payments;

B-18

-	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
Abnormally large bonus payouts without justifiable performance linkage or proper disclosure — Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;
•	Egregious pension/SERP (supplemental executive retirement plan) payouts:
-	Inclusion of additional years of service not worked that result in significant payouts;

-	Inclusion of performance-based equity awards in the pension calculation;
•	New CEO with overly generous new hire package:
-	Excessive “make whole” provisions;

-	Any of the poor pay practices listed in this policy;
•	Excessive severance and/or change in control provisions:
-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

-	Payments upon an executive’s termination in connection with performance failure;

-	Change in control payouts without loss of job or substantial diminution of job duties (single- triggered);

-	New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

-	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

B-19

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:
-	Unclear explanation of how the CEO is involved in the pay setting process;

-	Retrospective performance targets and methodology not discussed;

-	Methodology for benchmarking practices and/or peer group not disclosed and explained;
•	Internal Pay Disparity:
-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.
Other Compensation Proposals and Policies
Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.
For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD£tA;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
•	Balance of fixed versus performance-driven pay;

B-20

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
•	Evaluation of information and board rationale provided in CD£tA about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).
Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/ reprice options, taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

B-21

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Other Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad- based employee population is eligible.

B-22

Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/ retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

B-23

9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/ effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE)

B-24

ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

B-25

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

B-26

Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

B-27

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

B-28

2009 INTERNATIONAL PROXY VOTING GUIDELINES SUMMARY
JANUARY 15, 2009
Copyright © 2009 by RiskMetrics Group.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

B-29

RISKMETRICS
2009 INTERNATIONAL PROXY VOTING GUIDELINES SUMMARY
Effective for Meetings on or after Feb. 1, 2009
Updated Jan. 15, 2009
The following is a condensed version of the general policies for voting non-U.S. proxies contained in the RiskMetrics (“RMG”) Proxy Voting Manual. In addition, RMG has country- and market-specific policies, which are not captured below.

1.	OPERATIONAL ITEMS	B-32

	Financial Results/Director and Auditor Reports	B-32

	Appointment of Auditors and Auditor Fees	B-32

	Appointment of Internal Statutory Auditors	B-32

	Allocation of Income	B-32

	Stock (Scrip) Dividend Alternative	B-33

	Amendments to Articles of Association	B-33

	Change in Company Fiscal Term	B-33

	Lower Disclosure Threshold for Stock Ownership	B-33

	Amend Quorum Requirements	B-33

	Transact Other Business	B-33

2.	BOARD OF DIRECTORS	B-34

	Director Elections	B-34

	RMG Classification of Directors — International Policy 2009	B-35

	Discharge of Directors	B-36

	Director Compensation	B-37

	Director, Officer, and Auditor Indemnification and Liability Provisions	B-37

	Board Structure	B-37

B-30

3.	CAPITAL STRUCTURE	B-38

	Share Issuance Requests	B-38

	Increases in Authorized Capital	B-38

	Reduction of Capital	B-38

	Capital Structures	B-38

	Preferred Stock	B-39

	Debt Issuance Requests	B-39

	Pledging of Assets for Debt	B-39

	Increase in Borrowing Powers	B-39

	Share Repurchase Plans	B-39

	Reissuance of Repurchased Shares	B-40

	Capitalization of Reserves for Bonus Issues/Increase in Par Value	B-40

4.	OTHER	B-41

	Reorganizations/Restructurings	B-41

	Mergers and Acquisitions	B-41

	Mandatory Takeover Bid Waivers	B-41

	Reincorporation Proposals	B-42

	Expansion of Business Activities	B-42

	Related-Party Transactions	B-42

	Compensation Plans	B-42

	Antitakeover Mechanisms	B-42

	Shareholder Proposals	B-42

B-31

1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

B-32

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.

B-33

2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
[Please see the International Classification of Directors on the following page.]

B-34

RMG Classification of Directors — International Policy 2009
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test [3];

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

[1]	“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services, accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

B-35

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered. [4]
Independent NED
•	No material [5] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

B-36

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

B-37

3. Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

B-38

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

B-39

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

B-40

4. Other
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

B-41

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

B-42

Exhibit B
Modifications to recommendations set forth in the RMG Proxy Voting Manual
Shareholder Ability to Act by Written Consent
Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.
Vote AGAINST proposals to allow or make easier shareholder action by written consent.
Cumulative Voting
Vote FOR proposals to eliminate cumulative voting.
Vote AGAINST proposals to restore or provide for cumulative voting.
Incumbent Director Nominees
Vote WITH management’s recommendations regarding incumbent director nominees.

B-43

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	April 16, 2009
          GMO Trust
Prospectus
[•], 2009
          ■ GMO World Opportunity Overlay Share Fund

■ Information about other funds offered by GMO Trust is contained in separate prospectuses.

■ Shares of the Fund described in this Prospectus may not be available for purchase in all states. This Prospectus does not offer shares in any state where they may not lawfully be offered.
          Grantham, Mayo, Van Otterloo & Co. LLC
            40 Rowes Wharf • Boston, Massachusetts 02110
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GMO WORLD OPPORTUNITY
OVERLAY SHARE FUND

Fund Codes
	Ticker	Symbol	CUSIP
Class III	—	—	362013336
Class VI	—	—	362013328
          This summary is not all-inclusive, and the GMO World Opportunity Overlay Share Fund (the “Fund”) may make investments, employ strategies, and be exposed to risks that are not described in this summary. More information about the Fund’s investments and strategies is contained in the Fund’s Statement of Additional Information (“SAI”). Except for policies identified in this Prospectus or the SAI as “fundamental,” the Board of Trustees (the “Trustees”) of GMO Trust (the “Trust”) may change the Fund’s investment objective or policies without shareholder approval. The Fund’s investment manager is Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) (see “Management of the Fund” for a description of the Manager). The Fund, by itself, is not intended to provide a complete investment program, and an investment in the Fund should only be considered as part of a diversified portfolio that includes other investments.
Investment objective
          Total return in excess of that of its benchmark.
Principal investment strategies
          The Fund invests substantially all of its assets in GMO World Opportunity Overlay Fund, another series of GMO Trust (“Overlay Fund”) (an arrangement often referred to as a “master-feeder” structure). Its investment objective and principal investment strategies, therefore, are identical to those of Overlay Fund.
          Overlay Fund’s investment program has two principal components. One component of Overlay Fund’s investment program involves the use of derivatives, primarily interest rate derivatives, to seek to exploit misvaluations in world interest rates and to add value relative to Overlay Fund’s benchmark. The other component of Overlay Fund’s investment program involves making direct investments primarily in U.S. and foreign adjustable rate fixed income securities with low volatility (although market changes may indirectly result in volatility). Overlay Fund may also, from time to time, make tactical allocations to seek to add value to Overlay Fund.
          To add value relative to Overlay Fund’s benchmark, the Manager employs proprietary quantitative models to seek to identify and estimate the relative misvaluation of interest rates within and across world interest rate markets. Based on such estimates, Overlay Fund establishes its derivative positions, for example, purchasing interest rate exposure at specific maturities on the yield curve in countries it perceives as undervalued and selling interest rate exposure at the same maturities in countries it perceives as overvalued. In addition, Overlay Fund may purchase interest rate exposure on yield curve maturities that it perceives as inexpensive and sell interest rate exposure on the same yield curve maturities that it perceives as expensive.
          Derivative positions taken by Overlay Fund are implemented primarily through interest rate swap and/or futures contracts, but Overlay Fund may use other exchange-traded and over-the-counter (“OTC”) derivatives, including other types of swap contracts, options on swaps (or “swaptions”), futures contracts , options on futures, other types of options, and forward currency contracts. As a result of its derivatives

1

positions, Overlay Fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark.
          Overlay Fund’s direct investments in U.S. and foreign adjustable-rate fixed income securities are made to earn a return consistent with its benchmark. The fixed income securities in which Overlay Fund invests include securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). Overlay Fund may invest a substantial portion of its assets in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Overlay Fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities primarily have adjustable interest rates (or may be hedged using derivatives to convert the fixed rate interest payments into adjustable rate interest payments), but may also include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. From time to time, Overlay Fund may continue to hold fixed income securities that are rated below investment grade.
          In selecting fixed income securities for Overlay Fund’s portfolio, the Manager focuses primarily on the securities’ credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in particular fixed income securities and bases its investment decisions on that risk determination.
          When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For instance, Overlay Fund may invest indirectly or make indirect investments by investing in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. In addition, the term “fixed income securities” includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by combining a futures contract, swap contract, or option on a non-synthetic fixed income security with cash, a cash equivalent, or a non-synthetic fixed income security. For purposes of this Prospectus, the term “bond” refers to any fixed income security.
          In addition, for purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/BBB- or better given by Moody’s Investors Service, Inc. (“Moody’s”)/Standard & Poor’s Ratings Services (“S&P”) to a particular fixed income security, and the term “below investment grade” refers to any rating below Baa3/BBB- given by Moody’s/S&P to a particular fixed income security. Securities rated below investment grade are also known as high yield or “junk” bonds. In addition, in this Prospectus, investment grade securities that are given a rating of Aa/AA or better by Moody’s/S&P are referred to as “high quality.” Securities referred to as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and S&P, but also securities unrated by Moody’s or S&P that are determined by the Manager to have credit qualities comparable to securities rated by Moody’s and/or S&P as investment grade, below investment grade, or high quality, as applicable.
          Unless otherwise specified in this Prospectus or the SAI, the Manager is not obligated to, and generally will not, consider tax consequences when seeking to achieve the Fund’s and Overlay Fund’s investment objective (e.g., the Fund or Overlay Fund may engage in transactions that are not tax efficient for Fund shareholders subject to U.S. federal income tax). Portfolio turnover is not a principal consideration when the Manager makes investment decisions for the Fund or Overlay Fund. Based on its assessment of market conditions, the Manager may trade Overlay Fund’s investments more frequently at

2

some times than at others. High turnover rates may adversely affect the Fund’s performance by generating additional direct or indirect (through Overlay Fund) expenses and may result in additional taxable income for its shareholders.
Benchmark
          The Fund’s benchmark is the JPMorgan U.S. 3 Month Cash Index, which is independently maintained and published by JPMorgan. The Index measures the total return performance of three-month U.S. dollar Euro-deposits.
Principal risks of investing in the Fund
          The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The most significant risks of an investment in the Fund are the risks to which the Fund is exposed through Overlay Fund, which include those outlined in the following brief summary of principal risks. For a more complete discussion of these risks, see “Description of Principal Risks.”
•	Market Risk—Fixed Income Securities – Typically, the value of Overlay Fund’s fixed income securities will decline during periods of rising interest rates and/or widening of credit spreads. Credit spreads may increase because of market perception of credit risk.
•	Leveraging Risk – Because Overlay Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, Overlay Fund may be leveraged in relation to its assets. Leverage may increase the Fund’s and Overlay Fund’s portfolio losses and reduce opportunities for gain when interest rates or currency rates are changing.
•	Credit and Counterparty Risk – This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of Overlay Fund’s securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. To the extent that Overlay Fund uses OTC derivatives, including swap contracts with longer-term maturities, and as a result has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund.
•	Liquidity Risk – Overlay Fund’s ability to sell securities or close out derivatives positions at desirable prices may be limited or nonexistent due to low trading volume, lack of a market maker, or legal restrictions.
•	Focused Investment Risk – Focusing investments in industries with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for Overlay Fund because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans).
•	Derivatives Risk – The use of derivatives by Overlay Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.
          Other principal risks of an investment in the Fund include Foreign Investment Risk (the market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S.

3

securities, which may adversely affect the value of Overlay Fund’s foreign investments), Market Disruption and Geopolitical Risk (the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally), Large Shareholder Risk (the risk that large shareholders of the Fund or Overlay Fund will reallocate or rebalance their investments), and Management Risk (the risk that the Manager may not achieve Overlay Fund’s investment objective). Overlay Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore a decline in the market value of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were diversified.

4

Performance
          Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Fees and expenses
          The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class VI
[Redemption fee (as a percentage of amount redeemed)]	[2.00%][1]	[2.00%][1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III		Class VI
Management fee	[0.05]	%	[0.05]	%
Shareholder service fee	[0.15]	%	[0.055]	%
Other expenses	[0.07]	%[2]	[0.07]	%[2]
Total annual operating expenses	[0.27]	%	[0.18]	%
Expense reimbursement/waiver	[(0.07	%)][3]	[(0.07	%)][3]
Net annual expenses	[0.20]	%	[0.11]	%

[1]	[See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.]

[2]	[“Other expenses” reflect the aggregate of estimated direct expenses associated with an investment in the Fund and the estimated indirect net expenses associated with the Fund’s investment in Overlay Fund for the Fund’s initial fiscal year. Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Net fees and expenses of the Overlay Fund are estimated to be [less than 0.01%.]]

[3]	[The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least [June 30, 2010] to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in Overlay Fund, investment-related costs, and other expenses described on page [13] of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed [0.05]% of the Fund’s average daily net assets.]
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of Overlay Fund) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares		If you do not sell your shares
	1 Year*	3 Years	1 Year*	3 Years
Class III	$[230]	$[310]	$[20]	$[80]
Class VI	$[221]	$[281]	$[11]	$[51]

*	After reimbursement

5

DESCRIPTION OF PRINCIPAL RISKS
          Investing in mutual funds involves risk, including the risk that the Manager’s strategies and techniques will fail to produce the desired results (see “Management of the Fund” for a description of the Manager and “Management Risk” below for a more detailed discussion of this risk). Because the Fund invests in Overlay Fund, the Fund will be exposed to all the risks of investments in Overlay Fund’s portfolio and arising from the strategies Overlay Fund employs. Factors that may affect the Fund’s portfolio as a whole are called “principal risks” and are summarized in this section. The principal risks summarized below include both direct and indirect principal risks of the Fund, and all references to investments made by the Fund in this section include those made both directly by the Fund and indirectly by the Fund through Overlay Fund. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by Overlay Fund may change over time. The SAI includes more information about the Fund, Overlay Fund, and Overlay Fund’s investments. You should keep in mind that an investment in the Fund is not a bank deposit and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. By itself, the Fund does not constitute a complete investment program.
          • MARKET RISK. Overlay Fund is subject to market risk, which is the risk of unfavorable changes in the value of the securities owned by Overlay Fund. General market risks associated with investments in fixed income securities include the following:
          Fixed Income Securities. The value of Overlay Fund’s fixed income investments (including bonds, notes, synthetic debt instruments, and asset-backed securities) typically changes as interest rates fluctuate. This kind of market risk, also called “interest rate risk,” is generally greater for fixed income securities and portfolios with longer durations. Fixed income securities are also subject to credit risk (see “Credit and Counterparty Risk” below).
          Interest rate risk relates to changes in a security’s value as a result of changes in interest rates. The value of fixed-rate securities generally falls when interest rates rise, since prospective interest payments exceed current payments; the opposite is true when interest rates fall, since current investments have locked in a higher interest rate. The extent to which a security’s value moves with interest rates is referred to as interest-rate duration, which can be measured mathematically or empirically. Longer-maturity investments generally have longer durations, as the investment’s fixed rate is locked in for longer. Floating-rate or adjustable-rate securities, however, generally have short interest rate durations, since their interest rates are not fixed but rather float up and down with the level of prevailing interest rates.
          An additional type of market risk exists for Overlay Fund because a substantial portion of its fixed income securities holdings may consist of asset-backed securities. Those securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations”). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (i.e., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and

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the defaulted obligations exceed the credit support. The underlying obligations, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, particularly during periods of falling interest rates. Overlay Fund may be unable to invest prepayments at as high a yield as the asset-backed security.
          The value of an asset-backed security may depend on the servicing of its underlying asset and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The risks associated with asset-backed securities are particularly pronounced for Overlay Fund because a substantial portion of its holdings of fixed income securities may consist of asset-backed securities. Overlay Fund also may be subject to risks related to holding asset-backed securities backed by different types of consumer debt (e.g., credit-card receivables, automobile loans, educational loans, and home equity loans). Additionally, government intervention (such as guarantees) in certain sectors of the credit markets may have adverse valuation and liquidity effects on various sectors of the credit markets, including those represented in Overlay Fund’s holdings. See “Focused Investment Risk” below for a discussion of these risks.
          Overlay Fund also may invest in fixed income securities paying no interest, such as zero coupon, principal-only and interest-only securities, and, to the extent it makes such investments, Overlay Fund will be exposed to additional market risk.
          • LEVERAGING RISK. Overlay Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases Overlay Fund’s portfolio losses when the value of its investments declines. Overlay Fund’s portfolio may be leveraged temporarily if it borrows money to meet redemption requests and/or to settle investment transactions.
          Overlay Fund is not limited in the extent to which it may directly or indirectly use derivatives or in the absolute face value of its derivative positions. As a result, Overlay Fund’s net long exposure typically will have a net notional value in excess of its net assets.
          • CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter (“OTC”) derivatives contract or a repurchase agreement, or a borrower of the Fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise to honor its obligations. This risk may be particularly acute in an environment where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.
          Credit risk for fixed income securities is the risk that the issuer will be unable to make scheduled contractual payments of principal and interest. The value of Overlay Fund’s investments can decline as a result of an issuer’s defaulting on its payment obligations or the market’s expectation of a default. Overlay Fund is subject to varying degrees of risk that the issuers of the fixed income securities in which it invests will have their credit ratings downgraded. Nearly all fixed income securities are subject to some credit risk. The risk varies depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities and whether the particular note or other instrument held by Overlay Fund has a priority in payment of principal and interest. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or

7

corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit-card receivables, automobile loans, and sub-prime mortgages, are subject to further risks, including the risk that the obligors of the underlying assets default on their obligations. See “Market Risk – Fixed Income Securities” above for a discussion of these risks. The obligations of issuers also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors.
          Credit risk is particularly pronounced for below investment grade securities (also known as “junk bonds”), which are fixed income securities rated lower than Baa3 by Moody’s, BBB- by S&P, or securities unrated by Moody’s or S&P that are determined by the Manager to be of comparable quality to securities so rated. Junk bonds are considered predominantly speculative with respect to the ability of the issuer to make principal and interest payments. Although offering the potential for higher investment returns, junk bonds often are less liquid than higher quality securities their issuers’ ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions. From time to time, Overlay Fund may directly or indirectly acquire or hold below investment grade securities. At such times, it will be subject to these risks.
          In addition, Overlay Fund is exposed to counterparty risk because it uses OTC derivatives, in particular interest rate swaps, in implementing its investment program. Overlay Fund will also be exposed to counterparty risk to the extent it lends its portfolio securities or uses repurchase agreements. There can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. If the counterparty defaults, Overlay Fund will have contractual remedies, but Overlay Fund may be unable to enforce its contractual rights. Overlay Fund may be subject, in particular, to the creditworthiness of the contracts’ counterparties because certain types of swap contracts used by Overlay Fund frequently have durations longer than six months (and, in many cases, a number of years). Counterparty risk also may be more pronounced if a counterparty’s obligations are not secured by collateral, Overlay Fund’s interest in collateral is not perfected, or the instrument is not regularly marked-to-market. Overlay Fund could also be delayed in recovering the collateral or may suffer a loss if it sells collateral for less than the repurchase price. In addition, Overlay Fund may have significant exposure to a single counterparty as a result of its use of swaps and other OTC derivatives (see also “Focused Investment Risk” below).
          • LIQUIDITY RISK. Overlay Fund is exposed to liquidity risk when low trading volume, lack of a market maker, a large position, or legal restrictions limit Overlay Fund’s ability to sell particular securities or close out derivative positions at an advantageous price. Because Overlay Fund’s principal investment strategies involve the use of derivatives (in particular, OTC derivatives), it has increased exposure to liquidity risk. Derivatives (in particular OTC derivatives) are more likely to be fair valued (see “Determination of Net Asset Value” below). Overlay Fund also may be exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short position). Furthermore, since 2007, certain mortgage-backed and other asset-backed securities have experienced limited liquidity. There can be no assurance that the market will, in the future, become more liquid with respect to such securities and it may well continue to be volatile for the foreseeable future.

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          • FOCUSED INVESTMENT RISK. A fund whose investments are focused in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. Therefore, such a fund should only be considered as part of a diversified portfolio that includes other investments.
          A fund that focuses its investments in securities of companies in a particular industry may be especially vulnerable to events affecting companies in that industry because those companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. This risk is pronounced for Overlay Fund because it makes significant use of swap contracts and other OTC derivative instruments. Because a swap contract and other types of OTC derivative instruments involve an agreement between two parties, Overlay Fund is exposed to the credit of the contract counterparties, many of which will be part of the financial services sector or related industries. Therefore, events that affect the financial services sector or related industries generally may affect the counterparties with whom Overlay Fund has derivative contracts, and may have a significant adverse effect on Overlay Fund. Overlay Fund may be further subject to these risks because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, educational loans, and home equity loans). See “Market Risk–Fixed Income Securities” above for further discussion of the risks associated with asset-backed securities.
          • DERIVATIVES RISK. Overlay Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and related indices. Overlay Fund may use derivatives for many purposes, including hedging and, in particular, will use derivatives related to interest rates as a substitute for direct investment in bonds. Overlay Fund also may use derivatives as a way to adjust its exposure to various securities, markets, and currencies without actually having to sell existing investments and make new investments. This generally is done when the adjustment is expected to be relatively temporary or in anticipation of selling Overlay Fund assets and making new investments over time. The SAI contains a description of the various derivatives Overlay Fund may utilize.
          The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivatives exposes Overlay Fund to the risk that the counterparty to an OTC derivative contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, Overlay Fund will have contractual remedies, but there can be no assurance that the counterparty will meet its contractual obligations or that Overlay Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, Overlay Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than Overlay Fund. If that occurs, the cost and unpredictability of the legal proceedings required for Overlay Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Overlay Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after Overlay Fund has incurred the costs of litigation. In addition, Overlay Fund may invest in derivatives as to which the counterparty’s obligations are not secured by collateral (e.g., foreign currency forwards), that require collateral but in which Overlay Fund’s security interest is not perfected, or in which the derivative is not regularly marked-to-market (e.g., certain OTC derivatives). When the counterparties’ obligations are not secured by collateral, Overlay Fund will be exposed to the risk of having limited recourse if a counterparty defaults.

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Due to the nature of Overlay Fund’s investments, Overlay Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on Overlay Fund. Derivatives risk may be particularly acute in an environment where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.
          Derivatives also are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk, and credit and counterparty risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, the derivatives may be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.
          Suitable derivative transactions may not be available in all circumstances. For example, if a counterparty or its affiliate is deemed to be an affiliate of Overlay Fund, Overlay Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce risk exposure.
          Derivatives risk is particularly pronounced for Overlay Fund because it makes substantial use of derivatives, in particular interest rate swaps, to implement its investment program. Swap contracts and other OTC derivatives, in particular, are highly susceptible to liquidity risk (see “Liquidity Risk” below) and credit and counterparty risk (see “Credit and Counterparty Risk” below), and are subject to documentation risks. Swap contracts and other OTC derivatives also involve the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by Overlay Fund’s third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which such swaps and OTC derivatives may actually be closed out or sold. This valuation risk will be more pronounced in cases where Overlay Fund enters into swaps and OTC derivatives with specialized terms because the value of those derivatives may in some cases be determined in part by reference to similar derivatives with more standardized terms. From time to time, Overlay Fund may invest in credit default swaps, which involve one party paying another party for the right to receive a specified return in the event of a default by a third party (e.g., a corporate (including asset-backed security) or sovereign issuer) on a particular obligation. In addition, when as an alternative to purchasing bonds directly, Overlay Fund uses credit default swaps to obtain synthetic long exposure to a debt instrument or index of debt instruments, Overlay Fund is exposed to the risk that it will be required to pay the notional value of the swap contract in the event of default. There can be no assurance that Overlay Fund’s use of derivatives will be effective or will have the desired results.
          • FOREIGN INVESTMENT RISK. Because Overlay Fund may invest in fixed income securities traded principally in securities markets outside the United States, it is subject to additional and more varied risks because the market prices of those securities may fluctuate more rapidly and to a greater degree than those of U.S. securities. The securities markets of many foreign countries are relatively small, involving securities of a limited number of companies in a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs, and holders of foreign securities may be subject to foreign taxes on dividends and interest payable on those securities. Also, for investments in lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment, capital, or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes, or diplomatic developments could adversely affect Overlay Fund. In the event

10

of a nationalization, expropriation, or other confiscation, Overlay Fund could lose its entire investment in a foreign security.
          Certain markets require foreign investors to obtain a license in order to invest directly in such markets. A license to invest in such markets may be subject to certain limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly in such markets is subject to the risk that the license will be terminated or suspended. If the license were terminated or suspended, the Fund could be required to seek exposure to the market through the purchase of American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”), shares of other funds which are licensed to invest directly, or derivative instruments.
          • MARKET DISRUPTION AND GEOPOLITICAL RISK. Overlay Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally. The wars in Iraq and Afghanistan have had a substantial effect on economies and securities markets in the U.S. and worldwide. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks of September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar future events are possible. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. At such times, Overlay Fund’s exposure to the risks described elsewhere in this section, including market risk, liquidity risk, and credit and counterparty risk, can increase.
          The value of Overlay Fund’s investments may be adversely affected by acts of terrorism and other changes in foreign and domestic economic and political conditions. In addition, market disruptions might prevent Overlay Fund from implementing its investment program for a period of time. For example, a disruption may cause Overlay Fund’s derivative counterparties to discontinue offering derivatives on certain underlying securities, reference rates, or indices or to offer such products on a more limited basis.
          • LARGE SHAREHOLDER RISK. To the extent that shares of the Fund or Overlay Fund are held by large shareholders (e.g., institutional investors, the Fund (in the case of Overlay Fund), or other Funds of GMO Trust (“GMO Funds”), the Fund and Overlay Fund are subject to the risk that these shareholders purchase or redeem Fund or Overlay Fund shares in large amounts and/or on a frequent basis. All of Overlay Fund’s shares may be held by GMO Funds and/or separate accounts managed by the Manager for its clients. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) Overlay Fund. These transactions will affect Overlay Fund, since it may have to sell portfolio securities in order to satisfy redemption requests or purchase portfolio securities to invest cash. This risk will be particularly pronounced if one shareholder owns a substantial portion of the Fund or Overlay Fund. These transactions may adversely affect the Fund or Overlay Fund’s performance to the extent that the Fund or Overlay Fund is required to sell investments or invest cash at times when it would not otherwise do so. These transactions also may accelerate the realization of taxable income to shareholders if such sales of investments result in capital gains, and also may increase transaction costs.
          • MANAGEMENT RISK. Overlay Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Manager uses proprietary models and strategies to identify and exploit differences in relative interest rates in various markets around the world. However, there can be no assurance that the Manager will achieve the desired results (e.g., the Manager

11

may not be successful in identifying misvaluations in world interest rates) and the nature of the risks assumed as a result of Overlay Fund’s derivative positions and other investments may cause Overlay Fund and the Fund to incur significant losses. In addition, Overlay Fund may buy securities not included in its benchmark, hold securities in very different proportions than its benchmark, and/or engage in other strategies that cause its performance to differ from that of its benchmark. In those cases, Overlay Fund’s performance will depend on the ability of the Manager to choose securities and other assets that perform better than securities that are included in the benchmark and/or to utilize those other strategies in a way that adds value relative to the benchmark.
          • NON-DIVERSIFIED FUND. The Fund will invest substantially all of its assets in shares of Overlay Fund, which is not a “diversified” investment company within the meaning of the 1940 Act. This means that Overlay Fund is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies. As a result, credit, market, and other risks associated with Overlay Fund’s investment strategies or techniques may be more pronounced for Overlay Fund than if Overlay Fund were “diversified.”

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MANAGEMENT OF THE FUND
          GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the Fund and the GMO Funds. GMO is a private company, founded in 1977. As of [ ], 2009, GMO managed on a worldwide basis more than $[ ] billion for the GMO Funds and institutional investors such as pension plans, endowments, and foundations.
          Subject to the approval of the Trustees, the Manager establishes and modifies when necessary the investment strategies of the Fund and Overlay Fund. In addition to its management and shareholder services to the Fund, the Manager administers the Fund’s business affairs.
          Each class of shares of the Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.
          The Manager receives a management fee from the Fund as compensation for services rendered to the Fund. The Fund will commence operations on or following the date of this Prospectus, and, therefore, the Fund has not yet paid the Manager a management fee. However, once the Fund commences operations, it will pay to the Manager a management fee at the annual rate of [0.05]% of the Fund’s average daily net assets.
          A discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract will be included in the Fund’s initial shareholder report.
          GMO’s Fixed Income Division is responsible for day-to-day management of the Fund and Overlay Fund. The Division’s investment professionals work collaboratively to manage the Fund’s and Overlay Fund’s portfolio, and no one person is primarily responsible for day-to-day management of the Fund or Overlay Fund.
          William Nemerever and Thomas Cooper are the senior members and co-directors of the Fixed Income Division. Each has been a senior member of the Division since 1993. As senior members and co-directors, Mr. Nemerever and Mr. Cooper jointly allocate responsibility for portions of the Fund’s and Overlay Fund’s portfolio to members of the Division, oversee the implementation of trades, review the overall composition of the portfolio, including compliance with its stated investment objective and strategies, and monitor cash.
          Mr. Nemerever and Mr. Cooper have been jointly responsible for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993. In general, Mr. Nemerever focuses on investment strategy, while Mr. Cooper focuses on instrument selection.
          The SAI contains other information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of the Fund.
Custodian, Transfer Agent, and Fund Accounting Agent
          State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as the Fund’s custodian, transfer agent, and fund accounting agent.

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Expense Reimbursement
          [As more fully described in the Fund’s “Annual Fund operating expenses” table under the caption “Fees and expenses”, the Manager has contractually agreed to reimburse the Fund for a portion of its expenses through at least [June 30, 2010]. As used in this Prospectus, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses indirectly incurred by investment in Overlay Fund, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).]
DETERMINATION OF NET ASSET VALUE
          The net asset value or “NAV” of each class of shares of the Fund is calculated based upon the NAV of Overlay Fund. The net asset value of each class of shares of Overlay Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Overlay Fund’s NAV per share for a class of shares is determined by dividing the total value of Overlay Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of Overlay Fund shares outstanding for that class. Overlay Fund will not determine its NAV on any day when the NYSE is closed for business. Overlay Fund will not be valued (and accordingly transactions in shares of Overlay Fund will not be processed) on days when the U.S. bond markets are closed. Overlay Fund also may elect not determine the NAV of its classes on days during which no share is tendered for redemption and no order to purchase or sell a share is received by Overlay Fund.
          The value of Overlay Fund’s investments is generally determined as follows:
Exchange listed securities
•	Last sale price or

•	Official closing price or

•	Most recent bid price (if no reported sale or official closing price) or

•	Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and their intended disposition
          (Also, see discussion in “Fair Value Pricing” below regarding foreign equity securities.)
Unlisted securities (if market quotations are readily available)
•	Most recent quoted bid price
          Note: There can be no assurance that brokers will continue to provide bid prices as the credit markets continue to experience uncertainty. If quotes are not used, Overlay Fund would value the relevant assets at “fair value” as described below.

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Certain debt obligations (if less than sixty days remain until maturity)
•	Amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired)
All other fixed income securities and options on those securities (except for options written by Overlay Fund) (includes bonds, loans, structured notes)
•	Most recent bid supplied by a primary pricing source chosen by the Manager
Options written by Overlay Fund
•	Most recent ask price
Shares of other open-end registered investment companies
•	NAV at the time of valuation of shares of Overlay Fund
“Fair Value” Pricing
          For all other assets and securities, including derivatives, and in cases where market prices are not readily available or circumstances render an existing methodology or procedure unreliable, Overlay Fund’s investments will be valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.
          With respect to Overlay Fund’s use of “fair value” pricing, you should note the following:
▶	In certain cases, a significant percentage of Overlay Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining “fair value” are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time that Overlay Fund’s net asset value is calculated, and other news events. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, the value determined for a particular security may be materially different than the value realized upon its sale.

▶	Many foreign equity securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in those markets or on those exchanges do not reflect events that occur after they close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures that, among other things, generally require that Overlay Fund’s foreign equity securities be valued by third-party vendors using fair value prices based on modeling tools.
          The values of foreign securities quoted in foreign currencies are translated into U.S. dollars generally at 4:00 p.m. Eastern time at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

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          The Manager evaluates primary pricing sources from time to time, and may change any pricing source at any time. However, the Manager does not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (e.g., by taking a price supplied from another) when the Manager believes that the price supplied is not reliable. Certain securities held by Overlay Fund may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold, and the differences could be material to Overlay Fund. In addition, because Overlay Fund may hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of the Fund’s shares may change significantly on days when shares cannot be redeemed.
DISCLOSURE OF PORTFOLIO HOLDINGS
          The GMO Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of certain GMO Funds are posted monthly on GMO’s website and are available to shareholders without a confidentiality agreement. Additional information regarding the GMO Funds’ portfolio holdings as of each month’s end is made available to shareholders of the Trust, qualified potential shareholders as determined by GMO (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website approximately five days after month end. Periodically, in response to heightened market interest in specific issuers, a GMO Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.
          To access this information on GMO’s website (http://www.gmo.com/america/strategies), shareholders, potential shareholders, and their consultants and agents must contact GMO to obtain a password and user name (to the extent they do not already have them) and enter into a confidentiality agreement with GMO and the Trust that permits the information to be used only for purposes determined by senior management of GMO to be in the best interest of the shareholders of the GMO Fund to which the information relates. Beneficial owners of shares of the GMO Funds who have invested in a GMO Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding such Fund’s portfolio holdings.
          The GMO Funds or GMO may suspend the posting of the portfolio holdings, and the GMO Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.
HOW TO PURCHASE SHARES
          Under ordinary circumstances, you may purchase the Fund’s shares directly from the Trust when the NYSE is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Fund’s behalf. These brokers and agents may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an e-mail to

16

SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase request unless a completed GMO Trust Application and an IRS Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for foreign shareholders) with a correct taxpayer identification number (if required) is on file with GMO and such W-9 or W-8 is deemed to be in good order as determined by the Fund’s withholding agent. Please consult your tax advisor to ensure all tax forms provided to the Trust are completed properly and in good order.
          Purchase Policies. You must submit a purchase request in good order to avoid having it rejected by the Trust or its agent. In general, a purchase request is in good order if it includes:
•	The name and/or CUSIP number of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application; and

•	Payment in full (by check, wire, or, when approved, securities) received by an agent of the Trust by 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier.
▶	If payment is not received prior to the close of regular trading on the intended purchase date, the request may be rejected unless prior arrangements have been approved by GMO for later payment.
          All investments are made at the net asset value per share next determined after a purchase request in good order is received by the Fund. In other words, if the purchase request is received in good order by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day. If the good order purchase request is received after the close of regular trading on the NYSE, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE and the U.S. bond markets are open. Good order purchase requests that are received on days when the U.S. bond markets are closed will be processed at the price determined as of the close of the following business day.
          To help the government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by you in your GMO Trust Application. Additional identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.
          The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, the Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and, in some circumstances, existing shareholders.

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          Minimum investment amounts (by class) are set forth in the table on page [22] of this Prospectus. No minimum additional investment is required to purchase additional shares of a class of the Fund. The Trust may waive initial minimums for some investors.
          Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of the Fund after the close of regular trading on the NYSE (the “Cut-off Time”) and receive the current day’s price if the following conditions are met: (i) the Top Fund received a purchase request prior to the Cut-off Time on that day; and (ii) the purchases by the Top Funds of shares of the Fund are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.
          Submitting Your Purchase Order Form. Completed purchase order forms can be submitted by mail or by facsimile or other form of communication pre-approved by Shareholder Services to the Trust at:
GMO Trust
c/o Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
Facsimile: 1-617-439-4192
Attention: Shareholder Services
          Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm good order receipt and acceptance of your purchase order form. Do not send cash, checks, or securities directly to the Trust. Purchase requests submitted by mail are “received” by the Trust when actually delivered to the Trust or its agent. Purchase requests delivered by facsimile are “received” by the Trust when such facsimile is actually received by the Trust or its agent.
          Funding Your Investment. You may purchase shares:
•	with cash (via wire transfer or check)
▶	By wire. Instruct your bank to wire the amount of your investment to:
State Street Bank and Trust Company, Boston, Massachusetts
ABA#: 011000028
Attn: Transfer Agent
Credit: GMO Deposit Account 00330902
Further credit: GMO World Opportunity Overlay Share Fund /Account name and number
▶	By check. All checks must be made payable to the Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Transfer Agency/GMO	Attn: Transfer Agency/GMO
P.O. Box 642	200 Clarendon Street
Mail Code JHT2920	29th Floor-Mail Code JHT2920
Boston, MA 02117-0642	Boston, MA 02116

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•	in exchange for securities acceptable to the Manager
▶	securities must be approved by the Manager prior to transfer to the Fund

▶	securities will be valued as set forth under “Determination of Net Asset Value”
•	by a combination of cash and securities
          Frequent Trading Activity. As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that could be harmful to the Fund and its shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies may be disruptive to the efficient management of the Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to the Fund and its shareholders.
          The Trustees have adopted procedures designed to detect and prevent frequent trading activity that is harmful to the GMO Funds and their shareholders (the “Procedures”). The Procedures include the fair valuation of foreign securities, periodic surveillance of trading in shareholder accounts, inquiry as to the nature of trading activity, and, if GMO determines that frequent trading is occurring in an account that has the potential to be harmful to the Fund or its shareholders, prevention measures, including suspension of a shareholder’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Fund will not automatically redeem shares that are the subject of a rejected exchange request. The Fund reserve the right to reject any order or terminate the sale of Fund shares through a particular intermediary at any time.
          Each of the Procedures does not apply to all GMO Funds or all Fund trading activity. The application of the Procedures is dependent upon: (1) whether the Fund imposes purchase premiums and/or redemption fees, (2) the nature of the Fund’s investment program, including its typical cash positions and/or whether it invests in foreign securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. Although GMO may not take affirmative steps to detect frequent trading for the Fund, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to the Fund and its shareholders.
          In addition, shares of the Fund may be distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their participants. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts may be limited. A financial intermediary may agree to monitor for and restrict frequent trading in accordance with the Procedures. In addition, the Fund may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO would consider harmful to the Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult the disclosure provided by that shareholder’s intermediary for information regarding its frequent trading policies that may apply to that shareholder’s account.

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HOW TO REDEEM SHARES
          Under ordinary circumstances, you may redeem the Fund’s shares when the NYSE is open for business. Redemption requests should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be initiated through that broker or agent. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust may take up to seven days to remit proceeds.
          Redemption Policies. You must submit a redemption request in good order to avoid having it rejected by the Trust or its agent. In general, a redemption request is in good order if it includes:
•	The name and/or CUSIP number of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed;

•	The date on which the redemption is to be made (subject to receipt prior to the close of regular trading on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•	Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.
          If the redemption request is received in good order by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day (less any applicable redemption fee). If the good order redemption request is received after the close of regular trading on the NYSE, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the U.S. bond markets are open (less any applicable redemption fee) unless an authorized person on the account has instructed GMO Shareholder Services in writing to defer the redemption to another day. Redemption requests that are received on days when the U.S. bond markets are closed will be processed at the price determined as of the close of the following business day. If you have instructed GMO Shareholder Services to defer the redemption to another day, an authorized person on the account may revoke your redemption request in writing at any time prior to 4:00 p.m. Eastern time on the redemption date. Redemption fees, if any, apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” for a discussion of redemption fees charged by the Fund, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, please contact GMO to confirm good order receipt of your redemption request.
          Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address will result in a delay in processing a redemption request, delay in remittance of redemption proceeds, or a rejection of the redemption request.
          If the Manager determines, in its sole discretion, that a redemption payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders, the Fund may pay the redemption proceeds in whole or in part with securities held by the Fund instead of cash.

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          If a redemption is paid in cash:
•	payment generally will be made by means of federal funds transfer to the bank account designated in a recordable format by an authorized signatory in the GMO Trust Application to purchase the Fund shares being redeemed
▶	designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in writing by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form
•	upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).
          If a redemption is paid with securities, it is important for you to note:
•	securities used to redeem Fund shares will be valued as set forth under “Determination of Net Asset Value”

•	securities distributed by the Fund will be selected by the Manager in light of the Fund’s objective and may not represent a pro rata distribution of each security held in the Fund’s portfolio

•	you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

•	in-kind redemptions generally are treated by shareholders for tax purposes the same as redemptions paid in cash

•	in-kind redemptions will be transferred and delivered by the Trust as directed in writing by an authorized person.
          The Fund may suspend the right of redemption and may postpone payment for more than seven days:
•	if the NYSE or the U.S. bond markets are closed on days other than weekends or holidays

•	during periods when trading on the NYSE is restricted

•	during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the net asset value of the Fund

•	during any other period permitted by the Securities and Exchange Commission for your protection.
          Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the right to redeem Fund shares held by a shareholder unilaterally at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or a class held by the shareholder exceed a percentage of the outstanding shares of the Fund or a class determined from time to

21

time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares held by certain shareholders to prevent the shareholder from becoming an affiliated person of the Fund.
          Top Funds may redeem shares of the Fund after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption request prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the Fund is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.
          Submitting Your Redemption Request. Redemption requests can be submitted by mail or by facsimile to the Trust at the address/facsimile number set forth under “How to Purchase Shares - Submitting Your Purchase Order Form.” Redemption requests submitted by mail are “received” by the Trust when actually delivered to the Trust or its agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm good order receipt and acceptance of redemption requests.
          Current Market Conditions. Recent changes in the credit markets have reduced the liquidity of all types of fixed income securities, including the asset-backed securities held indirectly by the Fund through its investment in Overlay Fund. All redemptions from Overlay Fund by the Fund (and by any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by the Manager to be representative of the portfolio of Overlay Fund (not including for these purposes assets used to collateralize derivative and other OTC positions).
          The Fund uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that the Fund’s cash balance will be sufficient to meet that Fund’s collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of Overlay Fund, in which case, as noted above, the Fund would receive redemption proceeds in-kind from Overlay Fund and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.
          To manage the Fund’s cash collateral needs in these extraordinary market conditions, the Manager reserves the right to reduce or eliminate Overlay Fund’s (and indirectly, the Fund’s) derivative exposures including those that are intended to cause Overlay Fund or the Fund to track its benchmark more closely. A reduction in those exposures may tend to cause the performance of a Fund to track its benchmark less closely and make Overlay Fund or the Fund’s performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.
          To address in part the cash management issues described above, the Fund expects to effect nearly all redemptions of its shares in-kind. If redeeming shareholders from the Fund or Overlay Fund choose to sell assets received in-kind immediately and current adverse market conditions continue, they may experience difficulty selling the assets at favorable prices. From time to time, the Fund or Overlay Fund may establish de minimis amounts below which redemptions may be honored for cash. These amounts can and will change without prior notice. To the extent that the Fund honors redemptions in cash, redeeming shareholders will bear the applicable redemption fees described in more detail in “Purchase Premiums and Redemption Fees” below.
PURCHASE PREMIUMS AND REDEMPTION FEES
     Purchase premiums and redemption fees are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of shareholder activity by allocating those estimated costs to the shareholder causing the activity. The Manager may impose a new purchase premium and/or redemption fee for the Fund or Overlay Fund at any time. The Manager also may modify or eliminate the existing redemption fee for the Fund or Overlay Fund at any time. Redemption fees apply to all shares of the Fund and Overlay Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).
Waiver of Redemption Fees
     If the Manager determines that any portion of a cash redemption is offset by a corresponding purchase occurring on the same day, it ordinarily will waive or reduce the redemption fee with respect to that portion. The Manager may consider known cash flows out of or into a Fund when placing orders for the redemption of Fund shares by Asset Allocation Fund shareholders or other prospective or existing shareholders of the Fund for whom GMO provides asset allocation advice. Consequently, Asset Allocation Funds and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of a Fund’s redemption fees to a greater extent than other prospective and existing shareholders of the Fund. All or a portion of the redemption fees for the Asset Allocation Funds may be waived at the Manager’s discretion under circumstances in which the Manager deems it equitable to do so, including without limitation in cases where the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the redemption fees, if any, imposed by the underlying funds are less than the redemption fee imposed by the Asset Allocation Fund. The Manager also may waive or reduce the redemption fee relating to a redemption transaction in extraordinary circumstances if the Fund will not incur transaction costs. In-kind redemption transactions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of the Fund or Overlay Fund is being redeemed, the Fund may assess estimated or known transaction costs. Waivers of redemption fees are not available for redemptions of Fund or Overlay Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for redemptions to the Manager the day after such orders are received.

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MULTIPLE CLASSES
          The Fund offers multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is the shareholder service fee they bear for client and shareholder service, reporting and other support. Differences in the fee reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the shareholder service fee generally is lower for classes requiring greater minimum total investment under GMO’s management.
Minimum Investment Criteria for Class III Eligibility

Shareholder Service Fee
	Minimum Total Fund	Minimum Total	(as a % of average daily net
	Investment	Investment[1]	assets)
Class III Shares	N/A	$[10] million	[0.15]	%[2]
Minimum Investment Criteria for Class VI Eligibility

Minimum Total
		Investment including	Shareholder Service Fee
	Minimum Total Fund	Minimum Fund	(as a % of average daily net
	Investment	Investment[1]	assets)
Class VI Shares	$[300] million	$[750] million (including	[0.055]%[2]
$[35] million in Fund)

1	The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors investing through financial intermediaries and for certain clients with continuous client relationships with GMO since May 31, 1996. See discussion immediately following these tables for more information about these exceptions and special rules.

2	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the relevant table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the relevant table above.
          Eligibility to purchase different classes of the Fund shares depends on the client’s meeting either (i) the minimum “Total Fund Investment” set forth in the above table, which includes only a client’s total investment in the Fund, or (ii) the minimum “Total Investment” set forth in the above table, calculated as described below; provided that clients who qualify for Class VI Shares of the Fund as a result of satisfying the minimum Total Investment requirement for the class also may be required to make a minimum investment in the Fund as set forth in the above table.
          A client’s Total Investment equals the market value of all the client’s assets managed by GMO and its affiliates (1) at the time of initial investment, (2) at close of business on the last business day of each calendar quarter, or (3) at other times as determined by the Manager (each, a “Determination Date”).
          Upon request GMO may permit a client to undertake in writing to meet the applicable Total Fund Investment or Total Investment over a specified period. If the client’s goal is not met by the time specified in the letter (the “Commitment Date”), the client will be converted on the next Determination Date to the class of shares for which the client satisfied all minimum investment requirements as of the Commitment Date.

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          You should note:
•	No minimum additional investment is required to purchase additional shares of the Fund for any class of shares.

•	The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility. See the SAI for a discussion of factors the Manager considers relevant when making aggregation determinations.

•	Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

•	The Trust may waive eligibility requirements for certain accounts or special situations (e.g., funds that invest in GMO Funds may invest in the least expensive class of those GMO Funds in operation at the time of investment).

•	Investments by defined contribution plans through an intermediary generally are invested in Class III Shares.
Conversions between Classes
          Each client’s Total Fund Investment and Total Investment are determined by GMO on each Determination Date. Based on this determination, and subject to the following, each client’s shares of the Fund identified for conversion will be converted to the class of shares of the Fund with the lowest shareholder service fee for which the client satisfies all minimum investment requirements (or, to the extent the client already holds shares of that class, the client will remain in that class). With respect to the Fund:
•	To the extent a client satisfies all minimum investment requirements for a class of shares then being offered that bears a lower shareholder service fee than the class held by the client on the Determination Date, the client’s shares identified for conversion will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.

•	To the extent a client no longer satisfies all minimum investment requirements for the class of shares held by the client on the last Determination Date of a calendar year, the Trust will convert the client’s shares to the class that is then being offered bearing the lowest shareholder service fee for which the client satisfies all minimum investment requirements (and which class will typically bear a higher shareholder service fee than the class then held by the client). To the extent the client no longer satisfies all minimum investment requirements for any class of the Fund as of the last Determination Date of a calendar year or to the extent there is an abusive pattern of investments and/or redemptions, the Trust will convert the client’s shares to the class of the Fund then being offered bearing the highest shareholder service fee unless the value has increased prior to the expiration of the notice period so as to satisfy all minimum investment requirements for the client’s current class of shares. Notwithstanding the foregoing, a client’s shares will not be converted to a class of shares bearing a higher shareholder service fee without at least 15 calendar days’ prior notice by the Trust. To the extent the client makes an additional investment and/or the value of the client’s shares otherwise increases prior to the expiration of the notice period so as to satisfy all minimum investment requirements for the client’s current class of shares, the client will remain in the class of shares then held by the client. Solely for the purpose of determining

24

whether a client has satisfied the additional investment requirement referenced in the preceding sentence, the value of the client’s shares shall be the greater of (A) the value of the client’s shares on the relevant Determination Date or (B) the value of the client’s shares on the date that notice is sent to the client hereunder. If the client is not able to make an additional investment in the Fund solely because the Fund is closed to new investment or is capacity constrained, the client will remain in the class of shares then held by the client unless the Manager approves reopening the Fund to facilitate an additional investment. Any conversion of a client’s shares to a class of shares bearing a higher shareholder service fee will occur within 60 calendar days following the last Determination Date of a calendar year or, in the case of conversion due to an abusive pattern of investments and/or redemptions, on any other date pursuant to the Manager’s discretion.
          The Trust has been advised by counsel that, for tax purposes, the conversion of a client’s investment from one class of shares to another class of shares in the Fund should not result in the recognition of gain or loss in the shares that are converted. The client’s tax basis in the new class of shares immediately after the conversion should equal the client’s basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.
DISTRIBUTIONS AND TAXES
          The Fund’s policy is to declare and pay distributions of its net income, if any, semi-annually. The Fund also intends to distribute net gains, whether from the sale of securities held by the Fund for not more than one year (i.e., net short-term capital gains) or from the sale of securities held by the Fund for more than one year (i.e., net long-term capital gains), if any, at least annually. In addition, the Fund may, from time to time and at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by the Fund. The Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Shareholders should read the description below for information regarding the tax character of distributions from the Fund to shareholders.
          All dividends and/or distributions are reinvested in additional shares of the Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent.
          The following is a general summary of the principal U.S. federal income tax consequences to shareholders investing in the Fund. The Fund’s shareholders may include certain other GMO Funds. The summary below does not address tax consequences to shareholders of those other GMO Funds. Shareholders of those other GMO Funds should refer to the prospectuses or private placement memoranda (as applicable) and statements of additional information for those GMO Funds for a summary of the tax consequences applicable to them.
It is important for you to note:
•	As described earlier, in a master-feeder arrangement, the Fund will invest substantially all of its assets in Overlay Fund, a partnership for U.S. federal income tax purposes. As a partner in Overlay Fund, the Fund will be required to take into account its distributive share of items of Overlay Fund’s income, gain, loss, deduction, credit, and tax preference for each taxable year

25

substantially as though such items had been realized directly by the Fund and without regard to whether Overlay Fund distributes any cash to the Fund. The Fund’s distributions may vary, in terms of their timing and/or amount, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by Overlay Fund.
•	Because of this master-feeder arrangement, the Fund’s ability to qualify as a RIC and avoid a Fund-level tax largely depends on the composition of, and income and gains allocated to the Fund in respect of, Overlay Fund’s underlying portfolio, and the Fund’s ability to treat investments of Overlay Fund as investments of the Fund, as well as, to a lesser extent, the amount of distributions made by Overlay Fund to the Fund each year. See “Taxes” in the SAI for more information concerning the special tax issues related to the Fund’s master-feeder arrangement.

•	For U.S. federal income tax purposes, distributions of investment income generally are taxable as ordinary income.

•	For U.S. federal income tax purposes, taxes on distributions of capital gains generally are determined by how long Overlay Fund has owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Net capital gains allocated to the Fund from the sale of investments that Overlay Fund owned for more than one year that, in turn, are distributed by the Fund to its shareholders and properly designated by the Fund as capital gain dividends generally are taxable to Fund shareholders as long-term capital gains. Distributions of gains from the sale of investments that Overlay Fund owned for one year or less that, in turn, are distributed by the Fund to its shareholders generally are taxable to Fund shareholders as ordinary income.

•	If the Fund is allocated from Overlay Fund capital losses in excess of capital gains for any taxable year, these excess losses will carry over and can be used by the Fund to offset capital gains allocated to it in succeeding taxable years until either (a) the end of the eighth succeeding taxable year or (b) such losses have been fully utilized to offset capital gains allocated to it, whichever comes first. The Fund’s ability to utilize these losses to reduce capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund.

•	For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Fund does not expect a significant portion of its distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to most individuals have been reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2011.

•	Distributions by the Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the NAV the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

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•	Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•	Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term or long-term capital gain, depending on how long the Fund shares were held by the shareholder.

•	Overlay Fund’s investment in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains. Those taxes will reduce Overlay Fund’s yield on these securities. The foreign withholding tax rates applicable to Overlay Fund’s investments in certain foreign jurisdictions may be higher if Overlay Fund has a significant number of non-U.S. shareholders than if it has fewer non-U.S. shareholders. It is not expected that Fund shareholders will be able to claim a credit or deduction for foreign taxes paid by Overlay Fund. In addition, Overlay Fund’s investment in foreign securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, character, and/or amount of the Fund’s distributions. See “Taxes” in the SAI for more information.

•	Certain of Overlay Fund’s investment practices, including derivative transactions and hedging activities generally, as well as Overlay Fund’s investments in certain types of securities, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, and, potentially, so-called “indexed securities” (such as inflation indexed bonds), will be subject to special and complex U.S. federal income tax provisions that could, among other things: (i) disallow, suspend, or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gains or “qualified dividend income” into higher-taxed short-term capital gains or ordinary income, (iii) accelerate income, (iv) convert short-term losses into long-term losses, (v) cause Overlay Fund and the Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vii) cause adjustments in the holding periods of Overlay Fund’s securities, or (viii) adversely alter the characterization of certain complex financial transactions. These types of investment practices and investments, therefore, may affect the timing, character, and/or amount of income recognized by the Fund. In particular, these types of investment practices and investments can cause Overlay Fund to recognize taxable income in excess of the cash generated by its investments, and thus could cause the Fund to redeem shares in Overlay Fund and/or Overlay Fund to liquidate portfolio securities at a time when it is not advantageous to do so, so that the Fund can meet the annual distribution requirement applicable to RICs and to avoid incurring Fund-level taxes. See “Taxes” in the SAI for more information about the tax consequences of specific investment practices and investments.
          The above is a general summary of the principal U.S. federal income tax consequences of investing in the Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable taxes (including the federal alternative minimum tax). See “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in the Fund for non-U.S. shareholders.

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GMO TRUST
ADDITIONAL INFORMATION
          The Fund’s annual and semi-annual reports to shareholders (when available) will contain additional information about the Fund’s investments. The Fund’s annual report (when available) will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its initial fiscal year. The Fund’s annual and semi-annual reports (when available) will be, and the Fund’s SAI is, available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about the Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.
          You can review and copy the Prospectus, SAI, and reports (when available) at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.
          Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110.
SHAREHOLDER INQUIRIES
Shareholders may request additional
information from and direct inquiries to:
Shareholder Services at
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110
1-617-346-7646 (call collect)
1-617-439-4192 (fax)
SHS@GMO.com
website: http://www.gmo.com
DISTRIBUTOR
Funds Distributor, LLC
10 High Street
Suite 302
Boston, Massachusetts 02110
Investment Company Act File No. 811-04347

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION	SUBJECT TO COMPLETION	April 16, 2009
GMO TRUST
GMO World Opportunity Overlay Share Fund
STATEMENT OF ADDITIONAL INFORMATION
[•], 2009
This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus of GMO World Opportunity Overlay Share Fund (the “Fund”) dated [•], 2009, as amended and revised from time to time thereafter (the “Prospectus”), and should be read in conjunction therewith. Information from the Prospectus is and (when available) information from the annual report to shareholders of the Fund will be incorporated by reference into this Statement of Additional Information. The Prospectus and the annual report to shareholders of the Fund (when available) may be obtained free of charge from GMO Trust (the “Trust”), 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

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The GMO World Opportunity Overlay Share Fund is a series of GMO Trust. The Trust is a “series investment company” that consists of separate series of investment portfolios (the “Series”), each of which is represented by a separate series of shares of beneficial interest. Each Series’ manager is Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”). Shares of the other Series of the Trust are offered pursuant to separate prospectuses or private placement memoranda and statements of additional information.
Investors should note that, when used in this Statement of Additional Information, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For instance, the Fund may invest indirectly or make indirect investments by investing in another Fund of the Trust (e.g., GMO World Opportunity Overlay Fund (“Overlay Fund”)) or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset.
INVESTMENT OBJECTIVES AND POLICIES
The investment objective and principal strategies of, and risks of investing in, the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.
FUND INVESTMENTS
Because the Fund invests substantially all of its assets in Overlay Fund, it is indirectly exposed to the investment practices of Overlay Fund and is, therefore, subject to all risks associated with those practices. The following list indicates the types of investments that Overlay Fund is generally permitted (but not required) to make. Overlay Fund may, however, make other types of investments provided the investments are consistent with Overlay Fund’s investment objective and policies and Overlay Fund’s investment restrictions do not expressly prohibit it from so doing.
•	U.S. Equity Securities

•	Foreign Investments—Foreign Issuers[1]

•	Foreign Investments—Foreign Issuers (Traded on U.S. Exchanges)[1]

•	Foreign Investments—Emerging Countries[1]

•	Securities Lending

•	Convertible Securities

•	Warrants and Rights

•	Options and Futures

•	Swap Contracts and Other Two-Party Contracts

•	Foreign Currency Transactions

•	Repurchase Agreements

•	Debt and Other Fixed Income Securities

•	Debt and Other Fixed Income Securities—Long and Medium Term Corporate & Government Bonds[2]

•	Debt and Other Fixed Income Securities—Short-Term Corporate & Government Bonds[2]

•	Cash and Other High Quality Investments

•	U.S. Government Securities and Foreign Government Securities

•	Asset-Backed and Related Securities

•	Adjustable Rate Securities

•	Below Investment Grade Securities

•	Zero Coupon Securities

•	Indexed Securities

•	Structured Notes

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•	Reverse Repurchase Agreements and Dollar Roll Agreements

•	Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

•	Investments in Other Investment Companies or Other Pooled Investments
Footnotes to Fund Investments List

[1]	For more information, see, among other sections, “Description of Principal Risks—Foreign Investment Risk” in the Prospectus and “Descriptions and Risks of Fund Investments— Risks of Foreign Investments” herein.

[2]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments—U.S. Government Securities and Foreign Government Securities” herein.
(Note: Some of the footnotes to the above list refer investors to various risks described in the “Description of Principal Risks” section of the Prospectus for more information relating to a particular type of investment in the list. The presence of such a risk cross reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of the Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summaries” and “Description of Principal Risks” sections of the Prospectus for a list of the Fund’s principal risks.)
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS
The following is a description of investment practices in which the Fund may engage and the risks associated with their use. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH THE FUND INDIRECTLY MAY BE EXPOSED THROUGH ITS INVESTMENT IN OVERLAY FUND. ANY REFERENCES TO INVESTMENTS MADE BY THE FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND INDIRECTLY BY THE FUND THROUGH ITS INVESTMENT IN OVERLAY FUND. Please refer to “Fund Summary” and “Description of Principal Risks” in the Prospectus and “Fund Investments” in this Statement of Additional Information for additional information regarding the practices in which the Fund may engage either directly or indirectly.
Portfolio Turnover
Based on the Manager’s assessment of market conditions, the Manager may trade the Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may involve realization of capital gains or other types of income that are taxable when distributed to shareholders of the Fund unless those shareholders are themselves exempt. If portfolio turnover results in the recognition of short-term capital gains, those gains typically are taxed to shareholders at ordinary income tax rates. High turnover rates may adversely affect the Fund’s performance by generating additional expenses and may result in additional taxable income for its shareholders.

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See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information for more information.
Diversified and Non-Diversified Portfolios
The Fund is a “diversified” fund and is required to satisfy the diversified fund requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). At least 75% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer. The Fund is diversified because its sole investment is in securities of another investment company (i.e., Overlay Fund).
Overlay Fund is a “non-diversified” fund under the 1940 Act and is not required to satisfy the requirements for diversified funds. As a non-diversified fund, Overlay Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to Overlay Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.
Each of the Fund and Overlay Fund must meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxes” below for a description of these diversification standards.
Equity Securities
Equity securities, including convertible securities, can decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Equity securities may decline in value for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. They also may decline in value due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or competitive conditions within an industry. In addition, they may decline in value due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.
Risks of Foreign Investments
General. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than U.S. issuers.

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The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in foreign securities also may be affected by different settlement practices or delayed settlements in some markets. The laws of some foreign countries may limit the Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations also apply to investments in securities of foreign issuers and securities principally traded outside the United States.
Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Fund makes reasonable efforts to stay informed of foreign reporting requirements relating to the Fund’s foreign portfolio securities (e.g., through the Fund’s brokerage contacts, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Fund’s custodial network, and, to the extent deemed appropriate by the Fund under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Fund will satisfy applicable foreign reporting requirements at all times.
Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.
Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on their economies and securities markets.
Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.

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Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce the Fund’s income from investments in securities or debt instruments of emerging country issuers.
Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging countries.
Securities Lending
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets. For these purposes, total assets include the proceeds of such loans. Securities loans are made to broker-dealers that the Manager believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline.
Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if holders of a loaned security are asked to take action on a material matter. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Manager has retained lending agents on behalf of the Fund that are compensated based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.
The Fund’s securities loans may or may not be structured to preserve qualified dividend income treatment or the corporate dividends-received deduction on dividends paid on the loaned securities. The Fund may receive substitute payments under its loans (instead of dividends on the loaned securities) that are not eligible for treatment as qualified dividend income and the long-term capital gain tax rates applicable thereto or as dividends eligible for the corporate dividends-received deduction. See “Taxes” below for further discussion of qualified dividend income and the corporate dividends-received deduction.
Convertible Securities
A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital

5

structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. The Manager regards convertible securities as a form of equity security.
Warrants and Rights
The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
Options and Futures
The Fund may use options and futures for various purposes, including for hedging and investment purposes. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies the Fund may employ using options and futures.) The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while the Fund may benefit from the use of options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect the Fund’s performance.
Options on Securities and Indices. The Fund may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchange-traded contracts. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.
Purchasing Options on Securities and Indices. Among other reasons, the Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by the Fund to be

6

profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.
Among other reasons, the Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by the Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.
In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.
Writing Options on Securities and Indices. Because the Fund receives a premium for writing a put or call option, the Fund may seek to increase its return by writing call or put options on securities or indices. The premium the Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium the Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.
The Fund may write a call option on a security or other instrument held by the Fund (commonly known as “writing a covered call option”). In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, the Fund may write a call option on securities in which it may invest but that are not currently held by the Fund. During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase the Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.
The Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

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OTC Options. The Fund may also invest in over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.
In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, the Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. The Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, the Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. The Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If the Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when the Fund desires to do so.
An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.
No guarantee exists that the Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time.
Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The value of options written by the Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.
The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out

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an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.
An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, the Fund might not be able to effect an offsetting closing transaction for a particular option as described above. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by the Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.
The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other clients of the Manager constitute such a group. These limits restrict the Fund’s ability to purchase or sell options on a particular security.
An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See “Swap Contracts and Other Two-Party Contracts — Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below for a discussion of counterparty risk and other risks associated with investing in OTC options.
The Fund’s ability to engage in options transactions may be limited by tax considerations.
Currency Options. The Fund may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. (See “Foreign Currency Transactions” below for more information on the Fund’s use of currency options.)

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Futures. To the extent consistent with applicable law, the Fund may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies and inflation indices. Futures contracts on securities indices are referred to herein as “Index Futures.”
Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.
The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For futures contracts which are cash settled, the Fund may designate or segregate liquid assets in an amount equal to the Fund’s daily marked-to-market value of such contract. Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.
Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities or other underlying instrument, in most cases, futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the

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initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.
In the United States, futures contracts are traded only on commodity exchanges or boards of trade – known as “contract markets” – approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. The Fund may also purchase futures contracts on foreign exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. (See “Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges” below.)
Index Futures. The Fund’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC. The Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.
Interest Rate Futures. The Fund may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. government securities and other fixed income securities.
Consumer Price Index Futures. The Fund may engage in transactions involving Consumer Price Index (“CPI”) futures, which are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. CPI futures may be used by the Fund to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds) thereby creating “synthetic” inflation indexed bonds. The Fund also may combine CPI futures with U.S. Treasury futures contracts to create “synthetic” inflation indexed bonds issued by the U.S. Treasury. See “Indexed Securities—Inflation Indexed Bonds” below for a discussion of inflation indexed bonds.
Currency Futures. The Fund may buy and sell futures contracts on currencies. (See “Foreign Currency Transactions” below for a description of the Fund’s use of currency futures.)
Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date (in the case of European style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long

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position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.
The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. (See “Foreign Currency Transactions” below for a description of the Fund’s use of options on currency futures.)
The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.
Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract and/or on the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract.

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In the case of Index Futures and commodity futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting margin calls, investors may close futures contracts through offsetting transactions which could distort normal correlations. Second, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, resulting in more speculators who may cause temporary price distortions. Third, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.
The Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.
The Fund’s ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. In addition, there can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or option on a futures contract position, and the Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short positions in Index Futures or commodity futures on commodities indices may be closed out only by purchasing a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.
The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of movements in exchange rates, interest rates, and securities or commodity prices within a given time frame. For example, to the extent the Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period a futures contract or related option on those securities is held by the Fund, the Fund would realize a loss on the futures contract that is not offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return would be less than if it had not used the futures.
As discussed above, the Fund, when purchasing or selling a futures contract, is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s

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portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. If the Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.
The Fund’s ability to engage in futures and options on futures transactions may be limited by tax considerations.
Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, the Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, the Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Risks of Foreign Investments” above).
Swap Contracts and Other Two-Party Contracts
The Fund may use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures. (See “Uses of Derivatives” below for more information regarding the various derivatives strategies the Fund may employ using swap contracts and other two-party contracts.)
Swap Contracts. As described in “Uses of Derivatives” below, the Fund may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, interest rate swaps, currency swaps, credit default swaps, commodity swaps, inflation swaps, and other types of available swap agreements, depending on the Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional

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amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.
Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease the Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if the Manager determines it is consistent with the Fund’s investment objective and policies.
For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). The Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.
In addition, the Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. The Fund may also enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, the Fund may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.
The Fund may use inflation swaps, which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury. See “Indexed Securities – Inflation Indexed Bonds” below.
In addition, the Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by corporate (including asset-backed security) or sovereign issuers. In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, the Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. The Fund, as the purchaser in a credit default swap, bears the risk that the

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investment might expire worthless. It also would be subject to counterparty risk – the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.
The Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and would have no payment obligations.
Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. The Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.
Interest Rate Caps, Floors, and Collars. The Fund may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options and Futures – Risk Factors in Options Transactions” and “– Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.
Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a

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bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.
Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. The most significant factor in the performance of swaps, contracts for differences, caps, floors, and collars is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the Manager is incorrect in its forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap or other two-party contract calls for payments by the Fund, the Fund must be prepared to make such payments when due.
In addition, the Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.
Typically, the Fund will enter into these transactions only with counterparties or their guarantors that, at the time they enter into a transaction, have long-term debt ratings of A or higher by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) (or have comparable credit ratings as determined by the Manager). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by S&P and/or a comparable rating by Moody’s. The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.
The Fund’s ability to enter into these transactions may be affected by tax considerations.
Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments. The Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Foreign Currency Transactions
Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets,

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the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.
Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. The Fund may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active long or short currency positions relative to both the securities portfolio of the Fund and the Fund’s performance benchmark. The Fund also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.
Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce the Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by the Fund if the value of the hedged currency increases.
The Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, the Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. (See “Options and Futures—Futures” above for more information on futures contracts and options on futures contracts).
The Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using options. (See “Options and Futures—Currency Options” above for more information on currency options).

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Repurchase Agreements
The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund does run the risk of a seller’s defaulting on its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.
Debt and Other Fixed Income Securities Generally
Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this Statement of Additional Information as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Adjustable Rate Securities” and “Indexed Securities” below.
Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.
Because interest rates vary, the future income of a fund that invests in fixed income securities cannot be predicted with certainty. The future income of a fund that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

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Cash and Other High Quality Investments
The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the United States Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit.
U.S. Government Securities and Foreign Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.
Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.
As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities. During certain market conditions where interest rates on short term U.S. Treasury obligations equal or approach zero, the yield on those securities purchased by the Fund could be zero or even negative, resulting in negative returns on those securities.
In addition to investing directly in U.S. government securities and foreign government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

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Asset-Backed and Related Securities
An asset-backed security is a fixed income security that predominantly derives its creditworthiness from cash flows relating to a pool of assets. There are a number of different types of asset-backed and related securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, credit- card receivables, and home equity loans), collateralized mortgage obligations, and collateralized debt obligations, each of which is described in more detail below.
Mortgage-Backed Securities. Mortgage-backed securities are asset-backed securities backed by pools of residential and commercial mortgages, which may include sub-prime mortgages. Mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. Interest and principal payments (including prepayments) on the mortgage loans underlying mortgage-backed securities pass through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage loan prepays the remaining principal before the loan’s scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans may result in early payment of the applicable mortgage-backed securities held by the Fund. The Fund may be unable to invest prepayments in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than traditional fixed income securities. Many factors affect the rate of mortgage loan prepayments, including changes in interest rates, general economic conditions, the location of the property underlying the mortgage, the age of the mortgage loan, and social and demographic conditions. During periods of falling interest rates, the rate of mortgage loan prepayments usually increases, which tends to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage loan prepayments usually decreases, which tends to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
Mortgage-backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Although there is generally a liquid market for these investments, those securities issued by private organizations may not be readily marketable, and since 2007 certain mortgage-backed and other asset-backed securities have experienced limited liquidity. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations, and to certain other risks described in “Other Asset-Backed Securities” below. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime mortgages.
Mortgage-backed securities may include Adjustable Rate Securities as such term is defined in “Adjustable Rate Securities” below.

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Other Asset-Backed Securities. Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans, and credit-card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-backed securities described immediately above.
Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (i.e., determinations as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the amounts defaulted exceed the securities’ credit support.
The value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. The value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in a decline in the value of the underlying assets as well as costs and delays.
Certain types of asset-backed securities present additional risks that are not presented by mortgage-backed securities. In particular, certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit-card receivables are unsecured. In addition, the Fund may invest in securities backed by unsecured commercial or industrial loans or unsecured corporate or sovereign debt (see “Collateralized Debt Obligations” (“CDOs”) below). Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities. For instance, automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the

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automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities.
In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit-card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on their credit-cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit-card.
Collateralized Mortgage Obligations (“CMOs”); Strips and Residuals. A CMO is a debt obligation backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer of a CMO generally pays interest and prepaid principal on a monthly basis. These payments are secured by the underlying portfolio, which typically includes mortgage pass-through securities guaranteed by Freddie Mac, Fannie Mae, or the Government National Mortgage Association (“Ginnie Mae”) and their income streams, and which also may include whole mortgage loans and private mortgage bonds.
CMOs are issued in multiple classes, often referred to as “tranches.” Each class has a different maturity and is entitled to a different schedule for payments of principal and interest, including pre-payments.
In a typical CMO transaction, the issuer of the CMO bonds uses proceeds from the CMO offering to buy mortgages or mortgage pass-through certificates (the “Collateral”). The issuer then pledges the Collateral to a third party trustee as security for the CMOs. The issuer uses principal and interest payments from the Collateral to pay principal on the CMOs, paying the tranche with the earliest maturity first. Thus, the issuer pays no principal on a tranche until all other tranches with earlier maturities are paid in full. The early retirement of a particular class or series has the same effect as the prepayment of mortgage loans underlying a mortgage-backed pass-through security.
CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or other asset-backed securities.
The Fund also may invest in CMO residuals, which are issued by agencies or instrumentalities of the U.S. government or by private lenders of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, and investment banks. A CMO residual represents excess cash flow generated by the Collateral after the issuer of the CMO makes all required principal and interest payments and after the issuer’s management fees and administrative expenses have been paid. Thus, CMO residuals have value only to the extent income from the Collateral exceeds the amount necessary to satisfy the issuer’s debt obligations on all other outstanding CMOs. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characterization of the mortgage assets, the coupon rate of

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each class of CMO, prevailing interest rates, the amount of administrative expenses, and the pre-payment experience on the mortgage assets.
CMOs also include certificates representing undivided interests in payments of interest-only or principal-only (“IO/PO Strips”) on the underlying mortgages.
IO/PO Strips and CMO residuals tend to be more volatile than other types of securities. If the underlying securities are prepaid, holders of IO/PO Strips and CMO residuals may lose a substantial portion or the entire value of their investment. In addition, if a CMO pays interest at an adjustable rate, the cash flows on the related CMO residual will be extremely sensitive to rate adjustments.
Collateralized Debt Obligations (“CDOs”). The Fund may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is a trust or other special purpose vehicle backed by a pool of fixed income securities. A CLO is an obligation of a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured and unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade, or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protects the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.
The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, the Fund may characterize its investments in CDOs as illiquid, unless an active dealer market for a particular CDO allows the CDO to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this Statement of Additional Information and the relevant Prospectus (e.g., interest rate risk and default risk). Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that the Fund may invest in a subordinate tranche of a CDO. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

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Adjustable Rate Securities
Adjustable rate securities are securities with interest rates that reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Adjustable rate securities include U.S. government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, changes in market interest rates or changes in the issuer’s creditworthiness may still affect their value. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.
Below Investment Grade Securities
The Fund may invest some or all of its assets in securities rated below investment grade (that is, rated lower than Baa3 by Moody’s or BBB- by S&P, or securities unrated by Moody’s or S&P that are determined by the Manager to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). In addition, the Fund may hold securities that are downgraded to below-investment-grade status after the time of purchase by the Fund. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. The Fund’s investments in Below Investment Grade Securities are more dependent on the Manager’s own credit analysis than its investments in higher quality bonds. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value, particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried by the Fund. Some Below Investment Grade Securities in which the Fund invests may be in poor standing or in default.
Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix A—Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.

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Zero Coupon Securities
The Fund, when investing in “zero coupon” fixed income securities, accrues interest income at a fixed rate based on initial purchase price and length to maturity, but the securities do not pay interest in cash on a current basis. The Fund is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund (or Overlay Fund) may have to sell its shares of Overlay Fund (or Overlay Fund may have to sell other portfolio investments) to obtain cash to make income distributions (including at a time when it may not be advantageous to do so). The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips.
Indexed Securities
Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.
The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the U.S. and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.
The Fund’s investments in certain indexed securities, including inflation indexed bonds, may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund (or Overlay Fund) to sell investments to obtain cash to make income distributions (including at a time when it may be not be advantageous to do so). See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information.
Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.
Inverse Floating Obligations. Indexed securities in which the Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.
Inflation Indexed Bonds. The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the

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rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
Inflation indexed securities issued by the U.S. Treasury (or “TIPS”) have maturities of approximately five, ten or twenty years (thirty year TIPS are no longer offered), although it is possible that securities with other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.
Although inflation indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).
The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated

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by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.
Coupon payments received by the Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond constitutes taxable ordinary income to investors in the Fund, even though principal is not paid until maturity.
Structured Notes
Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.
Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.
Reverse Repurchase Agreements and Dollar Roll Agreements
The Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.
Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.
The Fund, when entering into reverse repurchase agreements and dollar roll agreements, maintains cash, U.S. government securities, or other liquid assets equal in value to its obligations

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under those agreements. If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation the Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). Reverse repurchase agreements and dollar rolls are not considered borrowings by the Fund for purposes of the Fund’s fundamental investment restriction on borrowings.
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities
The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.
The Manager also may deem certain securities to be illiquid as a result of the Manager’s receipt from time to time of material, non-public information about an issuer, which may limit the Manager’s ability to trade such securities for the account of any of its clients, including the Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, the Fund could have difficulty selling them when the Manager believes it advisable to do so or may be able to sell them only at prices that are lower than if they were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.
While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the Securities Act of 1933, as amended (the “1933 Act”), unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. The Fund, when selling its securities in a registered offering, may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by

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the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.
At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing the Fund’s net asset value. The judgment of the Manager normally plays a greater role in valuing these securities than in valuing publicly traded securities.
IPOs and Other Limited Opportunities. The Fund may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.
Investments in Other Investment Companies or Other Pooled Investments
Subject to applicable regulatory requirements, the Fund may invest in shares of both open- and closed-end investment companies (including money market funds and exchange-traded funds (“ETFs”)). Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. The Fund also may invest in private investment funds, vehicles, or structures.
ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”) and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). The market price for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.
Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict the Fund’s investment in the shares of an ETF to up to 5% of the Fund’s assets (which may represent no more than 3% of

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the securities of such ETF) and limit aggregate investments in all ETFs to 10% of the Fund’s assets.
The Fund may invest without limitation in Overlay Fund. These investments are not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the 1940 Act, but instead are made in reliance on a Securities and Exchange Commission (“SEC”) exemptive order obtained by the Manager and the Trust permitting Funds of the Trust to operate as funds of funds. As described in the Prospectus, shareholders of the Fund do not bear directly any of the operating fees and expenses of Overlay Fund, but bear indirectly a proportionate share of its operating fees and expenses.
Short Sales
The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities identical to those sold short. If the Fund makes a short sale against the box, the Fund will not immediately deliver the securities sold and will not immediately receive the proceeds from the sale. However, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities sold short, it will receive the proceeds of the sale. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.
In addition, the Fund may make short sales that are not against the box, which are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales that are not against the box.
The Fund will incur a loss as a result of a short sale if the price of the security or index increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay in connection with a short sale. Whenever the Fund engages in short sales, it identifies liquid and unencumbered assets in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. Short sales that are not against the box involve a form of investment leverage, and the amount of the Fund’s loss on such a short sale is theoretically unlimited. Under adverse market conditions, the

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Fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when it would be unfavorable to do so. In addition, the Fund may have difficulty purchasing securities to meet its delivery obligations in the case of less liquid securities sold short by the Fund such as certain emerging market securities or securities of companies with smaller market capitalizations.
USES OF DERIVATIVES
Introduction and Overview
This overview outlines various ways in which the Fund may use different types of exchange-traded and OTC derivatives in implementing its investment program. It is intended to supplement the information included in the Prospectus and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections of this Statement of Additional Information. This overview, however, is not intended to be exhaustive and the Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this Statement of Additional Information or the Prospectus.
In addition, the Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that the Fund will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.
Note: Unless otherwise noted below in this section, the uses of derivatives discussed herein with respect to the Fund refer to the Fund’s direct use of such derivatives and indirect use of derivatives through its investment in Overlay Fund.
Function of Derivatives in the Fund. The types of derivatives used and derivatives strategies employed by the Fund and the extent the Fund uses derivatives varies from other Funds of the Trust due to the Fund’s specific investment objective and strategies. The Fund may use exchange-traded and OTC financial derivatives, in particular interest rate swaps, as an integral part of its investment program. To a significant extent, specific market conditions may influence the Manager’s choice of derivatives and derivatives strategies for the Fund.
Counterparty Creditworthiness. Typically, the Fund will enter into these transactions only with counterparties or their guarantors that, at the time they enter into a transaction, have long-term debt ratings of A or higher by Moody’s or S&P (or have comparable credit ratings as determined by the Manager). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by S&P and/or a comparable rating by Moody’s. See “Appendix A—Commercial Paper and Corporate Debt Ratings” for an explanation of short-term debt ratings.

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Use of Derivatives
Note: The Fund may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through its investment in Overlay Fund.
Types of Derivatives (other than Foreign Currency Derivative Transactions) That May Be Used by the Fund
Swap contracts, including interest rate swaps, swaps on an index, a single fixed income security, or a basket of fixed income securities, and credit default swaps

Swaptions
Futures contracts and related options on bonds as well as baskets or indices of securities

Options on bonds and other securities

Structured notes
Uses of Derivatives (other than foreign currency derivative transactions) by the Fund
Investment
Instead of investing directly in fixed income securities, the Fund uses derivatives, primarily interest rate swaps, to exploit misvaluations in world interest rates and to add value relative to the Fund’s benchmark. The Fund also may uses other types of derivatives for investment purposes, including other types of swap contracts, futures contracts, related options, and swaptions, instead of investing directly in securities. In particular, the Fund may use swaps on an index, a single fixed income security, or a basket of fixed income securities to gain investment exposure to fixed income securities in situations where direct ownership is not permitted or is economically unattractive. In addition, the Fund may use credit default swaps for investment purposes. In those cases, it will receive the premium from its counterparty but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon issuer default to the counterparty.
If a foreign derivative position is non-U.S. dollar denominated, the Fund may use a foreign currency forward in conjunction with a long derivative position to achieve the effect of investing directly.
Hedging
Traditional Hedging: The Fund may use bond futures, related options, bond options, swap contracts, and swaptions to hedge against a market or credit risk already generally present in the Fund. For instance, the Fund may use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate (including asset-backed security) or sovereign issuer of fixed income securities.
Anticipatory Hedging: In anticipation of significant purchases of a security or securities, the Fund may hedge market risk (the risk of not being invested in the securities) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until the purchase is completed. Conversely, in anticipation of significant cash redemptions, the Fund

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may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.
Risk Management
The Fund may use options, futures, and related options as well as swap contracts to achieve what the Manager believes to be the optimal exposure to particular interest rate markets or individual countries or issuers. From time to time, derivatives may be used prior to actual sales and purchases.
The Fund is not limited in the extent to which it uses derivatives or in the absolute face value of its derivative positions. As a result, the Fund may be leveraged in terms of aggregate exposure of its assets, and its net long exposure may exceed 100% of its net assets. The Manager seeks to manage the exposure of the Fund relative to the Fund’s benchmark.
Other Uses
The Fund may employ additional derivatives strategies to help implement its investment strategies. For instance, the Manager may decide to alter the interest rate exposure of debt instruments by employing interest rate swaps. This strategy enables the Fund to maintain its investment in the credit of an issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.
In addition, the Fund may employ the foreign currency derivative transactions described below.
Use of Foreign Currency Derivative Transactions by the Fund
Note: As noted above, the Fund may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through its investment in Overlay Fund.
Foreign Currency Derivative Transactions That May Be Employed by the Fund
Buying and selling spot currencies
Forward foreign currency contracts
Currency futures contracts and related options (both cash and physically settled)
Options on currencies
Currency swap contracts
Uses of Foreign Currency Derivative Transactions by the Fund
Hedging
Traditional Hedging: The Fund may use derivatives — generally short forward or futures contracts - to hedge back into the U.S. dollar the foreign currency risk inherent in its portfolio. The Fund is not required to hedge any of its currency risk.

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Anticipatory Hedging: When the Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may “lock in” the U.S. dollar price of the security by buying the foreign currency or using currency forwards or futures.
Cross Hedging: The Fund may hedge exposure to a foreign currency by using derivatives that hedge that risk to a third currency, not necessarily the U.S. dollar. For example, if the Fund holds Japanese bonds, but the Manager believes the Yen is likely to decline against the Euro (but not necessarily the U.S. dollar), the Manager may implement a cross hedge to take a short position in the Yen and take a long position in the Euro.  This may be implemented with a traditional hedge of the Yen to U.S. dollars in addition to a purchase of Euros using those U.S. dollars.
Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.
Investment
The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index to create synthetic foreign currency-denominated securities.
Risk Management
Subject to certain limitations, the Fund may use foreign currency derivatives for risk management. Thus, the Fund may have foreign currency exposure that is different than the currency exposure represented by its portfolio investments. That exposure may include long and short exposure to particular currencies beyond the exposure represented by the Fund’s investment in securities denominated in that currency.
INVESTMENT RESTRICTIONS
Fundamental Restrictions:
The following are Fundamental Investment Restrictions of the Fund, which may not be changed without shareholder approval:
(1) The Fund may not borrow money except under the following circumstances: (i) The Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) The Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) The Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.

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Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.
(2) The Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.
(3) The Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.
(4) The Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of the Fund’s total assets.
(5) The Fund may not concentrate more than 25% of the value of its total assets in any one industry.
(6) The Fund may not purchase or sell commodities or commodities contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.
(7) The Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.
The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or permitted encumbrance of assets; any borrowing permitted by Fundamental Restriction (1) above; any permitted collateral arrangements with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.
Non-Fundamental Restrictions:
The following are Non-Fundamental Investment Restrictions of the Fund, which may be changed by the Trustees without shareholder approval:
(1) The Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.

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(2) The Fund may not make investments for the purpose of gaining control of a company’s management.
(3) The Fund may not invest more than 15% of its net assets in illiquid securities.
For this purpose of Non-Fundamental Restriction (3), “illiquid securities” may include certain restricted securities under the federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the 1933 Act, repurchase agreements, and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less. For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.
Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
The phrase “shareholder approval,” as used in the Prospectus and in this Statement of Additional Information, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies and restrictions of the Fund may be changed by the Trust’s Trustees without the approval of shareholders of the Fund. Policies and restrictions of the Fund that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information cannot be changed without the approval of shareholders of the Fund.
DETERMINATION OF NET ASSET VALUE
The net asset value (“NAV”) of each class of shares of the Fund will be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. The Fund will not determine its NAV on any day when the NYSE is closed for business. The Fund will not be valued (and, accordingly, transactions in shares of the Fund will not be processed) on days when the U.S. bond markets are closed. The Fund also may elect not to determine its NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by the Fund. Please refer to “Determination of Net Asset Value” in the Prospectus for additional information.

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DISTRIBUTIONS
The Prospectus describes the distribution policies of the Fund under the heading “Distributions and Taxes.” The Fund generally maintains a policy to pay its shareholders, as dividends, substantially all net investment income, if any, and all net realized capital gains, if any, after offsetting any available capital loss carryovers. The Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of ordinary income and capital gain net income. The Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed appropriate by the Fund.
Note: Because Overlay Fund has elected to be treated as a partnership for tax purposes, is not required to make distributions to its shareholders. It is the policy of Overlay Fund to declare and pay distributions as determined by the Trustees (or their delegates).
TAXES
Tax Status and Taxation of the Fund
RIC Qualification Tests. The Fund is treated as a separate taxable entity for U.S. federal income tax purposes. The Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (previously defined above as the “Code”). In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:
(a)	derive at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);
(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-

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term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived by the Fund from a partnership, including Overlay Fund, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the Fund.
However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Code Section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) identification of the issuer (or, in some cases, issuers) of a particular investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test.
Special Master-Feeder Considerations. The Fund seeks to achieve its investment objective by investing substantially all of its assets in Overlay Fund, a partnership for U.S. federal income tax purposes. Accordingly, the Fund’s ability to meet the foregoing RIC qualification tests largely depends on the composition of, and income and gains allocated to the Fund in respect of, Overlay Fund’s underlying portfolio, and the Fund’s ability to treat investments of Overlay Fund as investments of the Fund, as well as, to a lesser extent, the amount of distributions made by Overlay Fund to the Fund each year. The Fund has taken certain tax positions in respect of its investment in Overlay Fund that are uncertain under current law and the IRS could adopt positions contrary to those taken by the Fund. If such positions are sustained against the Fund, the Fund may be unable to meet one or more of the foregoing tests to maintain its qualification as a RIC and avoid a Fund-level tax. See “Loss of RIC Status” below.
Because Overlay Fund is not a RIC and thus is not required to make distributions to its shareholders each year (see “Distributions” above), the Fund’s tax liability relating to Overlay Fund could exceed amounts distributed by Overlay Fund to the Fund in a particular year and thus could adversely affect the Fund’s ability to meet its RIC distribution requirements for that year and to avoid any fund-level tax. As explained more fully below, this situation can be exacerbated by certain Overlay Fund investments (e.g., investments in debt obligations with original issue discount) that can give rise to timing differences between income recognition for tax purposes and the actual receipt of cash by Overlay Fund.

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The nature and character of the Fund’s income and gains will generally be determined at the Overlay Fund level, and the Fund will generally be allocated its share of Overlay Fund income and gains. Consequently, unless otherwise noted herein, references in this section to income, gains, and losses realized and/or recognized by the Fund will generally be to income, gains, and losses realized and/or recognized at the Overlay Fund level and allocated to the Fund as an investor in Overlay Fund.
Fund Distributions Generally. If the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
As described above, the Fund intends generally to distribute at least annually to its shareholders substantially all of its net investment income and its net tax-exempt income (if any), and all of its net capital gain. Any net investment income retained by the Fund will be subject to tax at the Fund level at regular corporate rates. Although the Fund intends generally to distribute all of its net capital gain each year, the Fund reserves the right to retain for investment all or a portion of its net capital gain. If the Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. In that case, the Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund properly makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain for purposes of Capital Gain Dividends, as defined below, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income, a RIC is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.
If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31, plus any retained amount from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant

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(e.g., the payment of excise tax amount is deemed by the Fund to be de minimis). Where the Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that the Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, an excise tax distribution could constitute a return of capital (see discussion below).
Capital Loss Carryforwards. Capital losses in excess of capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. The Fund may carry Net Capital Losses forward for eight years. However, the Fund will not be able to use any Net Capital Losses remaining at the conclusion of the eighth taxable year succeeding the taxable year in which such Net Capital Loss arose. All Net Capital Losses carried forward are treated as short-term and will offset short-term capital gain before offsetting long-term capital gain in the year in which they are used. While the issuance or redemption of shares in the Fund will generally not affect the Fund’s ability to use Net Capital Losses in succeeding taxable years, the Fund’s ability to use Net Capital Losses may be limited as a result of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund.
Transactions in Fund Shares
The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year and as short-term capital gain if the shares have been held for not more than one year. However, depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable under the rules applicable to dividends and distributions described below, rather than capital gain income received in exchange for Fund shares.
Any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends, as defined below, received or deemed received by a shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rules if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Taxation of Fund Distributions
Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.
Dividends and distributions on the Fund’s shares are generally subject to U.S. federal income tax as described below to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains, or realized

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but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long Overlay Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. In general, Overlay Fund will recognize long-term capital gain or loss on assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net long-term capital gains (that is, the excess of net long-term capital gain over net short-term capital loss) allocated to the Fund from Overlay Fund and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2011. Distributions attributable to net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.
For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Overlay Fund levels. The Fund does not expect a significant portion of Fund distributions (if any) to be derived from qualified dividend income.
In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, Overlay Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in Overlay Fund’s portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (A) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (B) treated as a passive foreign investment company (as defined below).
In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

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For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to holding period and other requirements imposed by the Code) to the Fund’s dividends paid from investment income to the extent derived from dividends received by Overlay Fund and allocated to the Fund from U.S. corporations. The Fund generally does not expect that a significant portion of its distributions will be eligible for the corporate dividends-received deduction.
A portion of the original issue discount (“OID”) on certain high yield discount obligations may not be deductible to the issuer. If a portion of the OID on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID.
To the extent that the Fund makes a distribution of income that is attributable to (i) income received by Overlay Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by Overlay Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement, such distribution may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders.
If the Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.
A distribution paid to shareholders by the Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year, to taxable investors and others requesting such information.
The Fund generally intends to mail required information returns to shareholders prior to January 31 of each year. However, the Fund may apply with the IRS for an extension of the time in which the Fund is permitted to provide shareholders with information returns. As a result, a shareholder may receive an information return from the Fund after January 31.
Backup Withholding
The Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such

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withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.
Withholding on Distributions to Foreign Investors
Dividend distributions (other than Capital Gain Dividends) are in general subject to a U.S. withholding tax of 30% when paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”). Persons who are resident in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty.
However, effective for taxable years of the Fund beginning before January 1, 2010, the Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, the Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.
In the case of shares held through an intermediary, the intermediary could determine to withhold even if the Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Under U.S. federal tax law, a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of

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the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs (as described below) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.
Also, foreign shareholders with respect to whom income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.
Special rules apply to distributions to foreign shareholders from a fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled U.S. REITs, as defined below, and RICs and not-greater-than-5% interests in publicly traded classes of stock in U.S. REITs and RICs. Additionally, special rules apply to the sale of shares in a fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs—USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC—the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. A fund that holds (directly or indirectly) significant interests in real estate investment trusts (as defined in Code Section 856) qualifying for the special tax treatment under Subchapter M of the Code (“U.S. REITs”) may be a USRPHC. The Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI, and thus does not expect these special tax rules to apply.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisors in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Also, additional considerations may

45

apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.
A foreign shareholder may be subject to state and local taxes and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.
Foreign Taxes
If, at the end of the Fund’s taxable year, more than 50% of the value of the total assets of the Fund is represented by direct investments, or indirect investments through Overlay Fund, in stock or other securities of foreign corporations, the Fund may make an election that allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents, or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amount of foreign income and certain other taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Only foreign taxes that meet certain qualifications are eligible for this treatment. The Fund does not expect that its shareholders will be able to claim a credit or deduction for foreign taxes.
Tax Implications of Certain Investments
Special tax considerations apply to the Fund in connection with its investment in Overlay Fund, which, as noted above, is a partnership for U.S. federal income tax purposes. The Fund will be required to include its distributive share, whether or not actually distributed by Overlay Fund, of Overlay Fund’s income, gains, losses, and certain other tax items for any Overlay Fund taxable year ending with the Fund’s taxable year. In general, the Fund will not recognize its distributive share of these tax items until the close of Overlay Fund’s taxable year. In order to avoid timing issues associated with this rule, the Fund and Overlay Fund have the same taxable year end. Despite this general rule, absent the availability of an exception, the Fund will recognize its distributive share of these tax items as they are recognized by Overlay Fund for purposes of determining the Fund’s liability for the 4% excise tax (described above). The Fund’s receipt of a non-liquidating cash distribution from Overlay Fund generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of Overlay Fund before the distribution. If the Fund receives a liquidating cash distribution from Overlay Fund, it will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of Overlay Fund; however, the Fund generally will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) and substantially appreciated inventory, if any, exceeds the Fund’s share of the basis in those unrealized receivables and substantially appreciated inventory. Absent the applicability of certain exceptions, the Fund generally will not recognize gain or loss on an in-kind distribution of property from Overlay Fund. If the distribution does not represent a complete liquidation of the Fund’s shares, the Fund’s basis in the distributed property generally will equal Overlay Fund’s adjusted tax basis in the property or, if less, the Fund’s basis in its Overlay Fund shares before the distribution. If the distribution is made in complete liquidation of the Fund’s Overlay Fund shares, the Fund generally will take the assets with a tax basis equal to the adjusted tax basis in its shares.

46

In general, option premiums received by Overlay Fund are not immediately included in the income of Overlay Fund and allocated to the Fund. Instead, the premiums are recognized by Overlay Fund and thus allocated to the Fund when the option contract expires, the option is exercised by the holder, or Overlay Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by Overlay Fund is exercised and Overlay Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to its allocable share of (i) the sum of the strike price and the option premium received by Overlay Fund minus (ii) Overlay Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon Overlay Fund’s holding period of the underlying stock. If securities are purchased by Overlay Fund pursuant to the exercise of a put option written by it, Overlay Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of Overlay Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by Overlay Fund is greater or less than the amount paid by Overlay Fund (if any) in terminating the transaction. Thus, for example, if an option written by Overlay Fund expires unexercised, the Fund generally will recognize short-term gain equal to its allocable share of the premium received.
Certain covered call writing activities of Overlay Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions of Overlay Fund in options and stocks deemed to constitute substantially similar or related property. Options on stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and dividends that would otherwise constitute qualified dividend income or qualify for the dividends-received deduction to fail to satisfy the holding period requirements for treatment as qualified dividend income or the dividends-received deduction, as the case may be.
The tax treatment of certain futures contracts entered into by Overlay Fund as well as listed non-equity options written or purchased by Overlay Fund on U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by Overlay Fund at the end of each taxable year are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
In addition to the special rules described above in respect of futures and options transactions, Overlay Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its other hedging, short sales, or similar transactions, may be

47

subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash-sale, and short-sale rules). These rules may affect whether gains and losses recognized by Overlay Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to Overlay Fund and the Fund, defer losses, and cause adjustments in the holding periods of Overlay Fund’s securities. The rules could therefore affect the amount, timing, and/or character of income allocated to the Fund. In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, in particular in respect of swaps with contingent payment obligations, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a fund-level tax.
Certain investments made and investment practices engaged in by Overlay Fund can produce a difference between the Fund’s book income and its taxable income. These can include, but are not limited to, certain hedging activities, as well as investments in foreign currencies, foreign currency-denominated debt securities, Section 1256 contracts, passive foreign investment companies (as defined below), and debt obligations with discount or purchased at a premium. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income (if any)), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.
Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from Overlay Fund or a pass-through entity in which Overlay Fund invests) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of RICs, such as the Fund, will be allocated to shareholders of RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund investing in any such interests may not be suitable investments for charitable remainder trusts, as noted below.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an

48

individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Under current law, income of the Fund that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders (that is, the Fund “blocks” this income with respect to such shareholders). Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if the Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO with respect to which an election is in effect to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in the Fund if the Fund recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made (when and if necessary). CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Fund.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by Overlay Fund will be treated as debt obligations that are issued originally at a discount. Generally, the Fund’s allocable share of the OID amount is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received

49

until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the entity holding the security receives no interest payment in cash on the security during the year.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by Overlay Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. Overlay Fund also may elect to accrue such market discount in income on a current basis.
Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by Overlay Fund may be treated as having acquisition discount or OID. Generally, the Fund will be required to include its allocable share of the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Overlay Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income that is allocable to the Fund.]
Increases in the principal amount of an inflation indexed bond held by Overlay Fund will be treated as OID. Decreases in the principal amount of an inflation indexed bond held by Overlay Fund will reduce the amount of interest from the debt instrument that would otherwise be includible in income by the Fund. In addition, if the negative inflation adjustment exceeds the allocable share of income includible by the Fund with respect to the debt instrument (including any OID) for the taxable year, such excess will be an ordinary loss to the extent the Fund’s total interest inclusions on the debt instrument in prior taxable years exceed the total amount treated by the Fund as an ordinary loss on the debt instrument in prior taxable years. Any remaining excess may be carried forward to reduce taxable income from the instrument in subsequent years.
If Overlay Fund holds the foregoing kinds of securities, the Fund may be required to pay out as an income or capital gain distribution each year an amount which is greater than the total amount of cash Overlay Fund actually received and/or distributed to the Fund by Overlay Fund. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of the Fund’s Overlay Fund shares and/or by liquidation of other assets of Overlay Fund, including at a time when it may not be advantageous to do so.
Investments in debt obligations that are at risk of or in default present special tax issues for Overlay Fund and the Fund. Tax rules are not entirely clear about issues such as whether and to what extent Overlay Fund should recognize market discount on a debt obligation; when Overlay Fund may cease to accrue interest, OID, or market discount; when and to what extent Overlay Fund may take deductions for bad debts or worthless securities; and how Overlay Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by Overlay Fund when, as, and if it invests in such securities.

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Interest paid on certain debt obligations that are considered for tax purposes to be payable in the equity of the issuer or a related party of the issuer (“disqualified debt instruments”) will not be deductible to the issuer, possibly affecting its cash flow and thus its ability to pay the holder any applicable principal or interest payments on the debt obligation.
If Overlay Fund invests in shares of underlying funds that are taxed as regulated investment companies (“Underlying RICs”), its income and gains will normally consist, in part, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net losses on its investments for a given taxable year, Overlay Fund will not be able to recognize its share of those losses (so as to offset income or capital gain generated from other Overlay Fund investments, including from distributions of net income or capital gains from other Underlying RICs) until it disposes of shares of the Underlying RIC. Moreover, even when Overlay Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from Overlay Fund’s dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).
As a result of the foregoing rules, and certain other special rules, the amounts of income and gains realized by Overlay Fund may be greater than such amounts would have been had Overlay Fund invested directly in the securities held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the character of such income and gains (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had Overlay Fund invested directly in the securities held by the Underlying RICs.
Depending on Overlay Fund’s percentage ownership in an Underlying RIC both before and after a redemption of Underlying RIC shares, Overlay Fund’s redemption of shares of such Underlying RIC may cause Overlay Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC. This generally would be the case where Overlay Fund holds a significant interest in an Underlying RIC and redeems only a small portion of such interest. It is possible that any such dividend would qualify as qualified dividend income taxable at long-term capital gain rates; otherwise, it would be taxable as ordinary income.
If eligible, Overlay Fund may, in the discretion of the Manager (in consultation with its tax advisors), make the election described in Section 475(f) of the Code (the “mark-to-market election”). If Overlay Fund makes the mark-to-market election, the rules described in this section will generally not apply to Overlay Fund’s transactions and Overlay Fund instead will generally be required to recognize and allocate to its shareholders, including the Fund, ordinary gain or loss on many (or all) of its securities at the end of each taxable year as if it had sold such securities for their fair market value on the last business day of such taxable year. The Manager currently does not expect to make the mark-to-market election in respect of Overlay Fund’s assets, but may determine to do so in the future.

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Overlay Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on dividends, interest, or capital gains which will decrease the Fund’s yield. Such foreign withholding taxes and other taxes may be reduced or eliminated under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of foreign shareholders in Overlay Fund, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.
In addition, any transactions by Overlay Fund in foreign currencies, foreign currency-denominated debt obligations, or certain foreign currency options, futures contracts, or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and, as described earlier, can give rise to differences in the Fund’s book and taxable income.
Any investment by Overlay Fund in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, Overlay Fund may make certain elections to avoid the imposition of that tax. For example, Overlay Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e., make a “QEF election”), in which case Overlay Fund will be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternately, Overlay Fund may make an election to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of Overlay Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Overlay Fund’s making either of these elections therefore may require the Fund to liquidate its investments in Overlay Fund shares and/or Overlay Fund to liquidate other portfolio securities (including when it is not advantageous to do so) to meet its distribution requirement, which also may affect the Fund’s total return.
A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.
A U.S. person, including the Fund or Overlay Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. From time to time, Overlay Fund may be a U.S. Shareholder in a CFC. As a U.S. Shareholder, Overlay Fund is required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in the taxable year. Subpart F income generally includes interest, original issue discount (“OID”), dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income, and net losses incurred by the CFC during a tax year will not be available to the Fund for the purpose of offsetting such gain. To the extent the Fund invests in a CFC and recognizes subpart F income in excess of actual distributions from the CFC, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Overlay Fund level.

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Loss of RIC Status
If the Fund were to not qualify for taxation as a RIC for any taxable year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income (if any), generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.
Tax Shelter Reporting Regulations
Under Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
State, Local and Other Tax Matters
The foregoing discussion relates only to the U.S. federal income tax consequences of investing in the Fund for shareholders who are U.S. citizens, residents, or domestic corporations. The consequences under other tax laws may differ. This discussion has not addressed all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Shareholders should consult their tax advisors about the precise tax consequences of an investment in the Fund in light of their particular tax situation, including possible foreign, state, local, or other applicable tax laws.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans.

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MANAGEMENT OF THE TRUST
The following tables present information regarding each Trustee and officer of the Trust as of the date of this Statement of Additional Information. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust is not an “interested person” of the Trust, as such term is used in the 1940 Act. Because the Fund does not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

			Number
			of
			Portfolios
Name, Date of Birth,		Principal	in Fund
and Position(s) Held	Length of	Occupation(s)	Complex	Other
with the Trust	Time Served	During Past 5 Years	Overseen	Directorships Held
Donald W. Glazer, Esq. Chairman of the Board of Trustees DOB: 07/26/1944	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004-March 2005); Trustee since December 2000.	Consultant—Law and Business[1]; Author of Legal Treatises.	60	None.

W. Nicholas Thorndike Trustee DOB: 03/28/1933	Since March 2005.	Director or trustee of various corporations and charitable organizations, including Courier Corporation (a book publisher and manufacturer) (July 1989-present); Putnam Funds (December 1992-June 2004); and Providence Journal (a newspaper publisher) (December 1986-December 2003).	60	Director of Courier Corporation (a book publisher and manufacturer); Member of the Investment Committee of Partners HealthCare System, Inc.[2]

Peter Tufano Trustee DOB: 04/22/1957	Since December 2008.	Sylvan C. Coleman Professor of Financial Management, Harvard Business School (since 1989).	60	Trustee of State Street Navigator Securities Lending Trust (3 Portfolios).

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1 As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2007 and December 31, 2008, these entities paid $789,416 and $183,775, respectively, in legal fees and disbursements to Goodwin. In correspondence with the Staff of the SEC beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.
2 Partners HealthCare System, Inc. is a client of the Manager.
Officers

	Position(s) Held	Length	Principal Occupation(s)
Name and Date of Birth	with the Trust	of Time Served	During Past 5 Years[1]
J.B. Kittredge DOB: 08/22/1954	President and Chief Executive Officer	Since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray LLP.

Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Chief Financial Officer since March 2007; Treasurer since November 2006; Assistant Treasurer, September 2004 – November 2006.	Fund Administration Staff, Grantham, Mayo, Van Otterloo & Co. LLC (June 2004-present); Vice President, Director of Tax, Columbia Management Group (2002-2004).

Brent C. Arvidson DOB: 06/26/1969	Assistant Treasurer	Since August 1998.	Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC.

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present); Tax Analyst, Bain & Company, Inc. (June 2003-September 2004).

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present); Vice President and Senior Tax Manager, Massachusetts Financial Services Company (January 2000-April 2007).

Michael E. Gillespie DOB: 02/18/1958	Chief Compliance Officer	Since March 2005.	Vice President of Compliance (June 2004-February 2005) and Director of Domestic Compliance (March 2002-June 2004), Fidelity Investments.

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	Position(s) Held	Length	Principal Occupation(s)
Name and Date of Birth	with the Trust	of Time Served	During Past 5 Years[1]
Jason B. Harrison DOB: 01/29/1977	Vice President and Clerk	Vice President since November 2006; Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (since February 2006) and Attorney, Ropes & Gray LLP (September 2002-February 2006).

David L. Bohan DOB: 06/21/1964	Vice President and Assistant Clerk	Vice President since March 2005; Assistant Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC.

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since September 2007.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007-present); Attorney, Goodwin Procter LLP (September 2003-January 2007).

Cheryl Wakeham DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC.

[1]	Each of Messrs. Burnett, Arvidson, Bohan, and Pottle serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser.
Trustees’ Responsibilities. Under the provisions of the GMO Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.
The Board of Trustees has three standing committees: the Audit Committee, the Pricing Committee and the Governance Committee. For the period from March 1, 2008 to February 28,

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2009, the Audit Committee held five meetings; the Pricing Committee held 16 meetings; and the Governance Committee held seven meetings.
The Committees assist the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The Audit Committee provides oversight with respect to the Trust’s accounting, its financial reporting policies and practices, the quality and objectivity of the Trust’s financial statements and the independent audit of those statements. In addition, the Audit Committee appoints, determines the independence and compensation of, and oversees the work of the Fund’s independent auditors and acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Mr. Tufano and Mr. Thorndike are members of the Audit Committee. Mr. Tufano is the Chairman of the Audit Committee. The Pricing Committee oversees the valuation of the Funds’ securities and other assets. The Pricing Committee also reviews and makes recommendations regarding the Trust’s Pricing Policies and, to the extent required by the Pricing Policies, determines the fair value of the Fund’s securities or other assets, as well as performs such other duties as may be delegated to it by the Board. Mr. Glazer and Mr. Tufano are members of the Pricing Committee. Mr. Glazer is the Chairman of the Pricing Committee. The Governance Committee oversees general Fund governance-related matters, including making recommendations to the Board of Trustees relating to Trust governance, performing functions mandated by the 1940 Act, as delegated to it by the Board of Trustees, considering the skills, qualifications, and independence of the Trustees, proposing candidates to serve as Trustees, and overseeing the determination that any person serving as legal counsel for the Independent Trustees meets the 1940 Act requirements for being “independent legal counsel.” Mr. Glazer and Mr. Thorndike are members of the Governance Committee. Mr. Thorndike is the Chairman of the Governance Committee.
Shareholders may recommend nominees to the Board of Trustees by writing the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A recommendation must (i) be in writing and signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.
Trustee Fund Ownership
The following table sets forth ranges of the current Trustees’ direct beneficial share ownership in the Fund and the aggregate dollar ranges of their direct beneficial share ownership in all Funds of the Trust (including Funds not offered in the Prospectus) as of December 31, 2008.

Aggregate Dollar Range of Shares
Directly Owned in all
	Dollar Range of	Funds of the Trust (whether
	Shares Directly	or not offered in the Prospectus)
Name	Owned in the Fund*	Overseen by Trustee
Donald W. Glazer	None	Over $100,000
W. Nicholas Thorndike	None	None
Peter Tufano	None	None

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*	The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet offered any shares for sale.
The following table sets forth ranges of Mr. Glazer’s indirect beneficial share ownership in the Fund and the aggregate dollar range of his indirect beneficial share ownership in all Funds of the Trust (including Funds not offered in the Prospectus), as of December 31, 2008, by virtue of his direct ownership of shares of certain Funds (as disclosed in the table immediately above) that invest in other Funds of the Trust and of other private investment companies managed by the Manager that invest in Funds of the Trust.

Aggregate Dollar Range of Shares
Indirectly Owned in all
	Dollar Range of	Funds of the Trust (whether
	Shares Indirectly	or not offered in the Prospectus)
Name	Owned in the Fund*	Overseen by Trustee
Donald W. Glazer	None	Over $100,000

*	The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet offered any shares for sale.
Trustee Ownership of Securities Issued by the Manager or Principal Underwriter
None.
Trustee Ownership of Related Companies
The following table sets forth information about securities owned by the Trustees and their family members, as of December 31, 2008, in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, LLC, the Funds’ principal underwriter.

Name of
Name of Non-	Owner(s) and
Interested	Relationship		Title of	Value of
Trustee	to Trustee	Company	Class	Securities [2]	% of Class
Donald W. Glazer	Self	GMO Multi-Strategy Fund (Offshore), a private investment company managed by the Manager.[1]	Limited partnership interest- Class A	$1,179,264	0.04%
W. Nicholas Thorndike	N/A	None	N/A	N/A	N/A
Peter Tufano	N/A	None	N/A	N/A	N/A

1 The Manager may be deemed to “control” this fund by virtue of its serving as investment manager of the fund.
2 Securities valued as of December 31, 2008.

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Remuneration. The Trust has adopted a compensation policy for its Trustees. Each Trustee receives an annual retainer from the Trust for his services. In addition, each Chairman of the Trust’s standing committees and the Chairman of the Board of Trustees receive an annual fee. Each Trustee also is paid a fee for participating in in-person and telephone meetings of the Board of Trustees and its committees, and a fee for consideration of actions proposed to be taken by written consent. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. All current Trustees of the Trust are non-interested Trustees.
Other than as set forth in the table below, no Trustee of the Trust received any direct compensation from the Trust or the Fund during the Trust’s fiscal year ended February 28, 2009, and no officer of the Trust received aggregate compensation exceeding $60,000 from the Fund:

Name of Person, Position
	Donald W.		W. Nicholas
	Glazer, Esq.,	Jay O. Light,	Thorndike,	Peter Tufano,
	Trustee	Trustee[1]	Trustee	Trustee[2]
Compensation from the Fund:	$[900][3]	$0[3]	$[635][3]	$[410][3]
Pension or Retirement Benefits Accrued as Part of Fund Expenses:	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement:	N/A	N/A	N/A	N/A
Total Compensation from the Trust:	$399,390[4]	$261,068[4]	$311,653[4]	$20,933[4]

[1]	Mr. Light resigned as a Trustee effective December 2008 and no longer serves as a Trustee of the Trust.

[2]	Mr. Tufano was elected as a Trustee effective December 2008.

[3]	Reflects an estimate of the direct compensation to be paid to each Trustee for the Fund’s initial fiscal year ending February 28, 2010. Actual direct compensation paid to the Trustees will vary depending on the net assets of the Fund throughout its initial fiscal year.

[4]	Reflects actual direct compensation received during the fiscal year ended February 28, 2009 from Funds of the Trust that had commenced operations on or before February 28, 2009, including Funds that are not offered through the Prospectus.
Mr. Eston does not receive any compensation from the Trust, but as a member of the Manager will benefit from the management fees paid by the Fund and various other Funds of the Trust not offered through the Prospectus. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.
The Fund will commence operations on or following the date of this Statement of Additional Information. Therefore, as of the date hereof, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of the Fund.

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Code of Ethics. The Trust and the Manager have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Fund are permitted, subject to compliance with the Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.
The non-interested Trustees of the Trust are subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the Fund, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities transactions or to identify his or her brokerage accounts to the Fund or its representatives, subject to certain limited exceptions specified in the Code of Ethics.
INVESTMENT ADVISORY AND OTHER SERVICES
Management Contract
As disclosed in the Prospectus under the heading “Management of the Fund,” under the Management Contract (the “Management Contract”) between the Trust, on behalf of the Fund, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager furnishes continuously an investment or asset allocation program, as applicable, for the Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under “Portfolio Transactions – Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.
[As disclosed in the Prospectus, the Manager has contractually agreed to reimburse the Fund for specified Fund expenses through at least June 30, 2010.]
The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.
The Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of the Manager) and by the Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by

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(i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by the Manager to the Trust.
The Fund’s Management Fee is calculated based on a fixed percentage of the Fund’s average daily net assets. The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet paid the Manager any Management Fees as of the date hereof. However, once the Fund commences operations, it will pay to the Manager a Management Fee at an annual rate of [0.05]% of the Fund’s average daily net assets. In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name “GMO” may be withdrawn.
Portfolio Management
GMO’s Fixed Income Division is responsible for day-to-day management of the Fund. The Fixed Income Division is comprised of investment professionals associated with the Manager. The Fixed Income Division’s members work collaboratively to manage the Fund’s portfolio, and no one person is primarily responsible for day-to-day management of the Fund.
The following table sets forth information about accounts overseen or managed by the senior members of GMO’s Fixed Income Division as of February 28, 2009.

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	Registered investment companies
	managed (including non-GMO mutual		Other pooled investment vehicles		Separate accounts managed
Senior Member	fund subadvisory relationships)		managed (world-wide)		(world-wide)
	Number of accounts[1]	Total assets[1,2]	Number of accounts	Total assets	Number of accounts	Total assets
Thomas Cooper	14	$7,072,485,308	13	$3,041,725,721	12	$2,168,719,377
William Nemerever	14	$7,072,485,308	13	$3,041,725,721	12	$2,168,719,377

	Registered investment companies
	managed for which GMO receives a
	performance-based fee (including non-		Other pooled investment vehicles		Separate accounts managed
	GMO mutual fund subadvisory		managed (world-wide) for which GMO		(world-wide) for which GMO receives a
	relationships)		receives a performance-based fee		performance-based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Thomas Cooper	0	$0	3	$1,401,899,548	3	$1,039,790,211
William Nemerever	0	$0	3	$1,401,899,548	3	$1,039,790,211

[1]	Includes Funds of the Trust (including Funds not offered through the Prospectus) that had commenced operations on or before February 28, 2009. Does not include the Fund because the Fund had not commenced operations as of February 28, 2009.

[2]	For some senior members, “Total assets” includes assets invested by other Funds of the Trust.

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Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between the Fund and the other accounts.
Senior members of each division are generally members (partners) of GMO. As of February 28, 2009, the compensation of each senior member consisted of a fixed annual base salary, a partnership interest in the firm’s profits and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. A discretionary bonus may also be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. A GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.
Senior Member Fund Ownership. The Fund will commence operations on or following the date of this Statement of Additional Information and has not yet offered any shares for sale. Therefore, as of the date hereof, neither Mr. Cooper nor Mr. Nemerever had any direct or indirect beneficial ownership in the Fund.
Custodial Arrangements and Fund Accounting Agent. State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111 serves as the Trust’s custodian and fund accounting agent on behalf of the Fund. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.
Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with the Funds of the Trust, GMO provides direct client service, maintenance, and reporting to shareholders of the Fund. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not “interested persons” of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is

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terminable by either party upon not more than 60 days’ written notice to the other party. The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, the Fund has not yet paid the Manager a Shareholder Service Fee. However, once the Fund commences operations, the Class III Shares and Class VI Shares of the Fund will pay the Manager a Shareholder Service Fee of [0.15]% and [0.055]%, respectively, of the Fund’s average daily net assets attributable to the relevant class of shares of the Fund.
Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is [               ]. [               ] conducts annual audits of the Trust’s financial statements, assists in the preparation of the Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, and provides assistance in connection with the preparation of various SEC filings.
Distributor. Funds Distributor, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, serves as the Trust’s distributor on behalf of the Fund. GMO pays all distribution-related expenses of the Fund.
Counsel. Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.
Transfer Agent. State Street Bank serves as the Trust’s transfer agent on behalf of the Fund.
PORTFOLIO TRANSACTIONS
The Manager makes decisions to buy and sell portfolio securities for the Fund and for each of its other investment advisory clients with a view to achieving each client’s investment objectives, taking into consideration client-specific factors such as, without limitation, cash flows into or out of a client account, the accounts’ benchmarks, and cash restrictions. Therefore, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Also, a particular security may be bought for one or more clients when one or more other clients are selling the security or taking a short position in the security, including clients managed by the same investment division. It is the Manager’s policy to aggregate and allocate portfolio trades in a manner that seeks to ensure that each client receives fair and equitable treatment over time, as well as best execution.
In certain cases, the Manager may identify investment opportunities that are suitable for the Fund and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner and/or managing member (“GMO Private Funds”). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of the Fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar GMO Fund (or, in some cases, may have no investment in the similar GMO Fund). The Manager itself also makes investments in GMO Private Funds. To help manage these potential conflicts, the Manager has developed and reviewed with the Trust’s Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings (“IPOs”) and other limited

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opportunities that takes into account the needs and objectives of each Fund and the other GMO clients. One of the Private Funds managed by GMO’s Emerging Markets Division, the GMO Emerging Illiquid Fund L.P. (“EIF”), focuses on investments with relatively less liquidity. Consequently, certain types of investments, including securities of companies with smaller market capitalizations, IPOs and private placements with smaller offering sizes and other relatively less liquid investments will, within the Emerging Markets Division, ordinarily be allocated 100% to EIF as opposed to other Emerging Markets strategies (including GMO Emerging Markets Fund). In other cases, the GMO Emerging Markets strategies (including GMO Emerging Markets Fund) and EIF will receive an allocation of limited investments that are suitable for each, but the GMO Emerging Markets strategies (including GMO Emerging Markets Fund) may receive a lesser allocation, or no allocation, of such investments than would be the case if the allocation were pro rated by assets. As a result, there may be cases where EIF receives an allocation of a specific limited opportunity greater than would be the case if the allocation were pro rated by assets. Similar issues may arise with respect to the disposition of such securities. In general, the Emerging Markets Division and other GMO Divisions divide IPOs between themselves pro rata based upon indications of interest.
Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.
Brokerage and Research Services. In selecting brokers and dealers to effect portfolio transactions for the Fund, the Manager seeks best execution. Best execution is not based solely on the explicit commission charged by the broker/dealer and consequently, a broker/dealer effecting a transaction may be paid a commission higher than that charged by another broker/dealer. The determination of what may constitute “best execution” involves a number of considerations, including, without limitation, the overall net economic result to the Fund, the efficiency with which the transaction is effected, access to order flow, the ability of the executing broker/dealer to effect the transaction where a large block is involved, reliability (e.g., lack of failed trades), availability of the broker/dealer to stand ready to execute possibly difficult transactions in the future, in the case of fixed income securities, the broker/dealer’s inventory of securities sought, the financial strength and stability of the broker/dealer, and the relative weighting of opportunity costs (i.e. timeliness of execution) by different strategies. In some instances, the Manager may utilize principal bids with consideration to such factors as reported broker flow, past bids, and a firm’s ability and willingness to commit capital. Most of the foregoing are judgmental considerations made in advance of the trade and are not always borne out by the actual execution. The Manager’s broker/dealer selection may, in addition to the factors listed above, also be based on research services provided by the broker/dealer. The Manager may also direct trades to broker/dealers based in part on the broker/dealer’s history of providing, and capability to continue providing, pricing information for securities purchased. Best execution may be determined for investment strategies without regard to client specific limitations (e.g., limits on the use of derivatives for anticipatory hedging).
Generally, the Manager determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net

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economic effect to the Fund, (ii) historical and current commission rates, (iii) the kind and quality of the execution services rendered, (iv) the size and nature of the transactions effected, and (v) research services received. In some instances, the Manager may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) since the trades were filled at the price set at an agreed upon time (e.g., previous night’s close) and any additional “impact” or cost is represented by the cents per share extra paid in addition to a typical commission rate. These factors are considered mostly over multiple transactions covering extended periods of time and are used to evaluate the relative performance of the brokers and other institutions used to effect transactions for accounts.
As noted, seeking best price and execution involves the weighting of qualitative as well as quantitative factors and evaluations of best execution are, to a large extent, possible only after multiple trades have been completed. Particularly in non-U.S. markets, the Manager does place trades with broker/dealers that provide investment ideas and other research services, even if the relevant broker has not yet demonstrated an ability to effect best price and execution; however, trading with such a broker (as with any and all brokers) will be curtailed or suspended if the Manager is not reasonably satisfied with the quality of particular trade executions, unless or until the broker has altered its execution capabilities in such a way that the Manager can reasonably conclude that the broker is capable of achieving best price and execution.
The Manager will frequently use broker/dealers that provide research in all markets, and that research is a factor in evaluating broker/dealer commissions. In all cases the research services received by the Manager are limited to the types of research contemplated by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Manager relies on the statutory safe harbor in Section 28(e) of the 1934 Act. However, the Manager does not directly participate in any soft dollar arrangements involving third party research (i.e., research provided by someone other than the broker/dealer) or the payment of any of the Manager’s out-of-pocket expenses. Research services provided by broker/dealers take various forms, including personal interviews with analysts, written reports, pricing services in respect of fixed income securities, and meetings arranged with various sources of information regarding particular issuers, industries, governmental policies, economic trends, and other matters. To the extent that services of value are received by the Manager, the Manager may avoid expenses that might otherwise be incurred. Such services furnished to the Manager may be used in furnishing investment advice to all of the Manager’s clients, including the Fund. Services received from a broker/dealer that executed transactions for the Fund will not necessarily be used by the Manager specifically to service the Fund.
The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, the Trust, on behalf of the Fund, has not yet paid any brokerage commissions, and the Fund not has held any securities of any regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.
Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker/dealer or its affiliates and the Fund, the Manager or the Fund’s distributor, the Fund may refrain, or be required to refrain, from engaging in principal trades with such broker/dealer. Additionally, the Fund may be restricted in its ability to purchase securities issued by affiliates of the Fund’s distributor.

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PROXY VOTING POLICIES AND PROCEDURES
The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Fund. The Trust’s proxy voting policy and the Manager’s proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix B.
The Manager’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Trust’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.
DISCLOSURE OF PORTFOLIO HOLDINGS
The policy of the Trust is to protect the confidentiality of the Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and material amendments require its approval.
Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over those policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Fund’s portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies and, therefore, potentially similar portfolio holdings.
Neither GMO nor the Fund will receive any compensation or other consideration in connection with its disclosure of the Fund’s portfolio holdings.
GMO may disclose the Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders, qualified potential shareholders as determined by GMO, and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website. The Fund’s Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. The top fifteen holdings of certain Funds of the Trust may be posted monthly on GMO’s website. In addition, in response to heightened market interest in specific issuers, the Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders as described in the Prospectus. No confidentiality agreement is needed to access this information. GMO also may make Portfolio Holdings Information available to Permitted Recipients by email, or by any other means in such scope and form and with such frequency as GMO may reasonably determine, no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO

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website (provided that the Fund’s Prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or on the same day as a publicly available, routine filing with the SEC that includes the Portfolio Holdings Information.
To receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund.
In some cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. That disclosure may only be made if senior management of GMO determines that it is in the best interests of the shareholders of the Fund. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund’s shareholders. GMO will seek to monitor a recipient’s use of the Portfolio Holdings Information provided under these agreements and, if the terms of the agreements are violated, terminate disclosure and take appropriate action.
The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Fund in connection with its day-to-day operations and management, including GMO, GMO’s affiliates, the Fund’s custodians and auditors, the Fund’s pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on the Fund’s behalf, and persons assisting the Fund in the voting of proxies. In addition, when an investor indicates that it wants to purchase shares of the Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund.
No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.
Senior management of GMO may authorize any exceptions to these procedures. Exceptions must be disclosed to the Chief Compliance Officer of the Trust.
If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interests of the Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO is required to inform the Trust’s Chief Compliance Officer of the potential conflict, and the Trust’s Chief Compliance Officer has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s Chief Compliance Officer also is required to report his decision to the Board of Trustees.

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GMO periodically reports the following information to the Board of Trustees:
•	Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;

•	The nature and scope of disclosure of Portfolio Holdings Information to third parties;

•	Exceptions to the disclosure policy authorized by senior management of GMO; and

•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.
Ongoing Arrangements To Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to [               ], which receives holdings quarterly and as necessary in connection with the services it provides to the Fund) to the following entities that provide on-going services to the Fund in connection with its day-to-day operations and management, provided that they agree or have a duty to maintain this information in confidence:

Name of Recipient	Purpose of Disclosure
State Street Bank and Trust Company	Custodial services and compliance testing

[Boston Global Advisors]	Securities lending services

[ ]	Independent registered public accounting firm

RiskMetrics Group	Corporate actions services

FactSet	Data service provider
     Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Purpose of Disclosure
Epstein & Associates, Inc.	Software provider for Code of Ethics monitoring system

Financial Models Company Inc.	Recordkeeping system

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DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated June 24, 1985, as amended and restated June 23, 2000, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. The Fund is a series of the Trust. The fiscal year for the Fund ends on the last day of February.
Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of sixty series: Tobacco-Free Core Fund; U.S. Quality Equity Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; International Intrinsic Value Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; Alpha Only Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Balanced Asset Allocation Fund; Global Equity Allocation Fund; U.S. Equity Allocation Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; World Opportunity Overlay Fund; Alternative Asset Opportunity Fund; Strategic Opportunities Allocation Fund; World Opportunities Equity Allocation Fund; Developed World Stock Fund; U.S. Growth Fund; International Core Equity Fund; International Growth Equity Fund; U.S. Intrinsic Value Fund; U.S. Small/Mid Cap Growth Fund; U.S. Small/Mid Cap Value Fund; U.S. Core Equity Fund; Short-Duration Collateral Share Fund; Strategic Fixed Income Fund; International Opportunities Equity Allocation Fund; Inflation Indexed Plus Bond Fund; Special Situations Fund; Flexible Equities Fund; Arlington Fund; Berkeley Fund; Clarendon Fund; Dartmouth Fund; Exeter Fund; Fairfield Fund; Gloucester Fund; Hereford Fund; Ipswich Fund; St. James Fund; U.S. Treasury Fund; Asset Allocation Bond Fund; Asset Allocation International Bond Fund; and World Opportunity Overlay Share Fund.
Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.
The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I

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Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares.
The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.
The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.
Shareholders should be aware that to the extent a shareholder’s investment in the Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in the Fund.
MULTIPLE CLASSES
The Manager makes all decisions relating to aggregation of accounts for purposes of determining eligibility for the various classes of shares offered by a Fund. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, the Manager considers several factors including, but not limited to, whether: the multiple accounts are for one or more subsidiaries of the same parent company; the multiple accounts have the same beneficial owner regardless of the legal form of ownership; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to the same investment board; the consultant is the same for the entire relationship; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and/or the relationship can be serviced from a single geographic location.
VOTING RIGHTS
Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and to vote by individual Fund (to the extent described below) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects the interests of more than one Fund, then shareholders of the affected Funds are entitled to vote. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund including, without limitation, such matters as the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a

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particular class of shares do not have separate class voting rights except for matters that affect only that class of shares and as otherwise required by law.
Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.
No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust’s name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.
SHAREHOLDER AND TRUSTEE LIABILITY
Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the Trust shareholders to which they would otherwise be subject by reason of willful

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misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND’S SHARES
The Fund will commence operations on or following the date of this Statement of Additional Information and, therefore, has not yet offered any shares for sale.

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Appendix A
COMMERCIAL PAPER AND CORPORATE DEBT RATINGS
Commercial Paper Ratings
Commercial paper ratings of Standard & Poor’s are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor’s indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor’s indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.
Corporate Debt Ratings
Standard & Poor’s. A Standard & Poor’s corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor’s for corporate debt:
AAA — This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
AA — Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.
A — Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters,

adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.
BB, B, CCC, CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C — The rating C is reserved for income bonds on which no interest is being paid.
D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.
Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Moody’s. The following is a summary of the ratings used by Moody’s for corporate debt:
Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa — Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C — Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Should no rating be assigned by Moody’s, the reason may be one of the following:
1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.	There is lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed in which case the rating is not published in Moody’s publications.
Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

Appendix B
GMO TRUST
PROXY VOTING POLICY
I. Statement of Policy
GMO Trust (the “Fund”) delegates the authority and responsibility to vote proxies related to portfolio securities to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the “Adviser”).
Therefore, the Board of Trustees (the “Board”) of the Fund has reviewed and approved the use of the proxy voting policies and procedures of the Adviser (“Proxy Voting Procedures”) on behalf of the Fund when exercising voting authority on behalf of the Fund.
II. Standard
The Adviser shall vote proxies related to portfolio securities in the best interests of the Fund and their shareholders.
III. Review of Proxy Voting Procedures
The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.
The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified except in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.
The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.
IV. Disclosure
The following disclosure shall be provided:
A.	The Adviser shall make available its proxy voting records, for inclusion in the Fund’s Form N-PX.

B.	The Adviser shall cause the Fund to include the proxy voting policies and procedures required in the Fund’s annual filing on Form N-CSR or the statement of additional information.

C.	The Adviser shall cause the Fund’s shareholder reports to include a statement that (i) a copy of these policies and procedures is available on the Fund’s web site (if the Fund so chooses) and (ii) information is available regarding how the Funds voted proxies during the most recent twelve-month period without charge, on or through the Fund’s web site.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
GMO AUSTRALIA LIMITED
GMO AUSTRALASIA LLC
(TOGETHER “GMO”)
PROXY VOTING POLICIES AND PROCEDURES
Amended and Restated as of February 2, 2009
I. Introduction and General Principles
GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.
GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.
II. Proxy Voting Guidelines
GMO has engaged RiskMetrics Group (“RMG”) as its proxy voting agent to:
(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global RMG Proxy Voting Manual, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global RMG proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the RMG proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the RMG Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.
Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RMG.
III. Proxy Voting Procedures
GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global RMG proxy voting guidelines set forth in the RMG Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.
There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.
IV. Conflicts of Interest
As RMG will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit B (if applicable) or the specific recommendation of RMG; (ii) abstain; or (iii) request that the client votes such proxy. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
V. Recordkeeping
GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which RMG maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.
Such proxy voting records shall be maintained for a period of five years.
VI. Reporting
GMO’s Compliance Department will provide GMO’s Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the proxy voting guidelines described in Section II, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.
VII. Disclosure
Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Appendix B
Exhibit A

U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
January 15, 2009

Copyright © 2009 by RiskMetrics Group.
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.
Risk Management | RiskMetrics Labs | ISS Governance Services | Financial Research Et Analysis
www.riskmetrics.com

1. Operational Items:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/ preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:
Voting on Director1 Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD2 from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
–	Degree to which absences were due to an unavoidable conflict;

–	Pattern of absenteeism; and

–	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
     Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/ against recommendation for this issue;

[1]	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

[2]	In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/ against vote;

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.
Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);
The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
–	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

–	serves as liaison between the chairman and the independent directors;

–	approves information sent to the board;

–	approves meeting agendas for the board;

–	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

–	has the authority to call meetings of the independent directors;

–	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
–	Egregious compensation practices;

–	Multiple related-party transactions or other issues putting director independence at risk;

–	Corporate and/or management scandals;

–	Excessive problematic corporate governance provisions; or

–	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve- out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.
Performance/Governance Evaluation for Directors
Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.
If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/ nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.
In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6. State of Incorporation
Reincorporation Proposals
Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.
Poor Pay Practices
Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:
•	Egregious employment contracts — Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:
–	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

–	Reimbursement of income taxes on executive perquisites or other payments;

–	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;
•	Egregious pension/SERP (supplemental executive retirement plan) payouts:
–	Inclusion of additional years of service not worked that result in significant payouts;

–	Inclusion of performance-based equity awards in the pension calculation;
•	New CEO with overly generous new hire package:
–	Excessive “make whole” provisions;

–	Any of the poor pay practices listed in this policy;
•	Excessive severance and/or change in control provisions:
–	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

–	Payments upon an executive’s termination in connection with performance failure;

–	Change in control payouts without loss of job or substantial diminution of job duties (single- triggered);

–	New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

–	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

–	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

–	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:
–	Unclear explanation of how the CEO is involved in the pay setting process;

–	Retrospective performance targets and methodology not discussed;

–	Methodology for benchmarking practices and/or peer group not disclosed and explained;
•	Internal Pay Disparity:
–	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.
Other Compensation Proposals and Policies
Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.
For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD£tA;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
•	Evaluation of information and board rationale provided in CD£tA about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).
Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/ reprice options, taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Other Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad- based employee population is eligible.

Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
–	Rigorous stock ownership guidelines, or

–	A holding period requirement coupled with a significant long-term ownership requirement, or

–	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/ retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/ effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE)

ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

2009 INTERNATIONAL PROXY VOTING GUIDELINES SUMMARY
JANUARY 15, 2009
Copyright © 2009 by RiskMetrics Group.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

RISKMETRICS
2009 INTERNATIONAL PROXY VOTING GUIDELINES SUMMARY
Effective for Meetings on or after Feb. 1, 2009
Updated Jan. 15, 2009
The following is a condensed version of the general policies for voting non-U.S. proxies contained in the RiskMetrics (“RMG”) Proxy Voting Manual. In addition, RMG has country- and market-specific policies, which are not captured below.

1. OPERATIONAL ITEMS	B-32

Financial Results/Director and Auditor Reports	B-32

Appointment of Auditors and Auditor Fees	B-32

Appointment of Internal Statutory Auditors	B-32

Allocation of Income	B-32

Stock (Scrip) Dividend Alternative	B-33

Amendments to Articles of Association	B-33

Change in Company Fiscal Term	B-33

Lower Disclosure Threshold for Stock Ownership	B-33

Amend Quorum Requirements	B-33

Transact Other Business	B-33

2. BOARD OF DIRECTORS	B-34

Director Elections	B-34

RMG Classification of Directors — International Policy 2009	B-35

Discharge of Directors	B-36

Director Compensation	B-37

Director, Officer, and Auditor Indemnification and Liability Provisions	B-37

Board Structure	B-37

3. CAPITAL STRUCTURE	B-38

Share Issuance Requests	B-38

Increases in Authorized Capital	B-38

Reduction of Capital	B-38

Capital Structures	B-38

Preferred Stock	B-39

Debt Issuance Requests	B-39

Pledging of Assets for Debt	B-39

Increase in Borrowing Powers	B-39

Share Repurchase Plans	B-39

Reissuance of Repurchased Shares	B-40

Capitalization of Reserves for Bonus Issues/Increase in Par Value	B-40

4. OTHER	B-41

Reorganizations/Restructurings	B-41

Mergers and Acquisitions	B-41

Mandatory Takeover Bid Waivers	B-41

Reincorporation Proposals	B-42

Expansion of Business Activities	B-42

Related-Party Transactions	B-42

Compensation Plans	B-42

Antitakeover Mechanisms	B-42

Shareholder Proposals	B-42

1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.

2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
[Please see the International Classification of Directors on the following page.]

RMG Classification of Directors – International Policy 2009
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test [3];

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

[1]	“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services, accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered. [4]
Independent NED
•	No material [5] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Exhibit B
Modifications to recommendations set forth in the RMG Proxy Voting Manual
Shareholder Ability to Act by Written Consent
Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.
Vote AGAINST proposals to allow or make easier shareholder action by written consent.
Cumulative Voting
Vote FOR proposals to eliminate cumulative voting.
Vote AGAINST proposals to restore or provide for cumulative voting.
Incumbent Director Nominees
Vote WITH management’s recommendations regarding incumbent director nominees.

GMO TRUST
PART C. OTHER INFORMATION
Item 23. Exhibits
(a) 1.	Amended and Restated Agreement and Declaration of Trust of GMO Trust (the “Trust” or “Registrant”), dated June 23, 2000 (the “Declaration of Trust”);[4]
2.	Amendment Nos. 1-8 to the Declaration of Trust;[7]

3.	Amendment Nos. 9-10 to the Declaration of Trust;[9]

4.	Amendment No. 11 to the Declaration of Trust;[11]

5.	Amendment No. 12 to the Declaration of Trust;[12]

6.	Amendment No. 13 to the Declaration of Trust;[13]

7.	Amendment No. 14 to the Declaration of Trust; [26]

8.	Amendment No. 15 to the Declaration of Trust; [26]

9.	Amendment No. 16 to the Declaration of Trust;[14]

10.	Amendment No. 17 to the Declaration of Trust; [26]

11.	Amendment No. 18 to the Declaration of Trust;[15]

12.	Amendment No. 19 to the Declaration of Trust;[17]

13.	Amendment No. 20 to the Declaration of Trust;[18]

14.	Amendment No. 21 to the Declaration of Trust;[19]

15.	Amendment Nos. 22-25 to the Declaration of Trust;[20]

16.	Amendment No. 26 to the Declaration of Trust;[21]

17.	Amendment No. 27 to the Declaration of Trust;[22]

18.	Amendment Nos. 28-29 to the Declaration of Trust;[23]

19.	Amendment No. 30 to the Declaration of Trust;[26]

20.	Amendment Nos. 31-32 to the Declaration of Trust;[27]

21.	Amendment No. 33 to the Declaration of Trust;[29]

22.	Amendment Nos. 34-35 to the Declaration of Trust;[31]

23.	Amendment Nos. 36-37 to the Declaration of Trust.[33]

24.	Amendment Nos. 38-39 to the Declaration of Trust — Exhibit (a)24; and

25.	Amendment Nos. 40-41 to the Declaration of Trust — to be filed by amendment.
(b)	Amended and Restated By-laws of the Trust, effective as of March 1, 2007 (the “By-laws”).[27]

(c) 1.	Please refer to Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Declaration of Trust, which is hereby incorporated by reference;[4] and
2.	Please refer to Article 2 (Meetings of Shareholders) of the By-laws, which is hereby incorporated by reference.[20]
(d) 1.	Form of Management Contract between the Trust, on behalf of GMO Tobacco-Free Core Fund, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”);[26]

2.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO International Intrinsic Value Fund (formerly “GMO International Core Fund”), and GMO;[31]

3.	Form of Management Contract between the Trust, on behalf of GMO Currency Hedged International Equity Fund (formerly “GMO Currency Hedged International Core Fund”), and GMO;[26]

4.	Form of Management Contract between the Trust, on behalf of GMO International Small Companies Fund, and;[26]

5.	Form of Management Contract between the Trust, on behalf of GMO Emerging Markets Fund, and GMO;[26]

6.	Form of Management Contract between the Trust, on behalf of GMO Emerging Countries Fund (formerly “GMO Evolving Countries Fund”), and GMO; [26]

7.	Form of Management Contract between the Trust, on behalf of GMO Domestic Bond Fund, and GMO;[26]

8.	Form of Management Contract between the Trust, on behalf of GMO International Bond Fund, and GMO;[26]

9.	Form of Management Contract between the Trust, on behalf of GMO Currency Hedged International Bond Fund, and GMO;[26]

10.	Form of Management Contract between the Trust, on behalf of GMO Emerging Country Debt Fund, and GMO;[26]

11.	Form of Management Contract between the Trust, on behalf of GMO Short-Duration Investment Fund (formerly “GMO Short-Term Income Fund”), and GMO;[26]

12.	Form of Management Contract between the Trust, on behalf of GMO Alpha Only Fund (formerly “GMO Global Hedged Equity Fund”), and GMO;[26]

13.	Form of Management Contract between the Trust, on behalf of GMO Benchmark-Free Allocation Fund, and GMO;[26]

14.	Form of Amended and Restated Management Contract, dated as of June 30, 2006, between the Trust, on behalf of GMO U.S. Equity Allocation Fund (formerly “GMO U.S. Sector Fund” and “GMO U.S. Sector Allocation Fund”), and GMO;[26]

15.	Form of Management Contract between the Trust, on behalf of GMO Taiwan Fund, and GMO;[26]

16.	Form of Management Contract between the Trust, on behalf of GMO Global Bond Fund, and GMO;[26]

17.	Form of Amended and Restated Management Contract, dated as of June 30, 2006, between the Trust, on behalf of GMO Real Estate Fund (formerly “GMO REIT Fund”), and GMO;[26]

18.	Form of Management Contract between the Trust, on behalf of GMO Foreign Fund, and GMO;[26]

19.	Form of Management Contract between the Trust, on behalf of GMO International Equity Allocation Fund, and GMO;[1]

20.	Form of Management Contract between the Trust, on behalf of GMO Global Balanced Asset Allocation Fund (formerly “GMO World Balanced

Allocation Fund” and “GMO World Equity Allocation Fund”), and GMO;[2]

21.	Form of Management Contract between the Trust, on behalf of GMO Global Equity Allocation Fund (formerly “GMO Global (U.S.+) Equity Allocation Fund”), and GMO;[2]

22.	Form of Management Contract between the Trust, on behalf of GMO Core Plus Bond Fund (formerly “GMO U.S. Bond/Global Alpha A Fund” and “GMO Global Fund”), and GMO;[26]

23.	Form of Management Contract between the Trust, on behalf of GMO Tax-Managed U.S. Equities Fund, and GMO;[26]

24.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Tax-Managed International Equities Fund, and GMO;[31]

25.	Form of Management Contract between the Trust, on behalf of GMO Special Purpose Holding Fund (formerly “GMO Alpha LIBOR Fund”), and GMO;[3]

26.	Form of Management Contract between the Trust, on behalf of GMO Foreign Small Companies Fund, and GMO;[4]

27.	Form of Management Contract between the Trust, on behalf of GMO Short-Duration Collateral Fund, and GMO;[7]

28.	Form of Management Contract between the Trust, on behalf of GMO U.S. Quality Equity Fund, and GMO;[10]

29.	Form of Management Contract between the Trust, on behalf of GMO World Opportunity Overlay Fund, and GMO;[15]

30.	Form of Management Contract between the Trust, on behalf of GMO Strategic Opportunities Allocation Fund (formerly “GMO Strategic Balanced Allocation Fund”), and GMO;[16]

31.	Form of Management Contract between the Trust, on behalf of GMO World Opportunities Equity Allocation Fund, and GMO;[16]

32.	Form of Management Contract between the Trust, on behalf of GMO Alternative Asset Opportunity Fund, and GMO;[17]

33.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Developed World Stock Fund, and GMO;[31]

34.	Form of Management Contract between the Trust, on behalf of GMO U.S. Core Equity Fund, and GMO;[21]

35.	Form of Management Contract between the Trust, on behalf of GMO U.S. Intrinsic Value Fund, and GMO;[21]

36.	Form of Management Contract between the Trust, on behalf of GMO U.S. Growth Fund, and GMO;[21]

37.	Form of Management Contract between the Trust, on behalf of GMO U.S. Small/Mid Cap Value Fund, and GMO;[21]

38.	Form of Management Contract between the Trust, on behalf of GMO U.S. Small/Mid Cap Growth Fund, and GMO;[21]

39.	Form of Management Contract between the Trust, on behalf of GMO International Core Equity Fund, and GMO;[21]

40.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO International Growth Equity Fund, and GMO;[31]

41.	Management Contract between the Trust, on behalf of GMO Short-Duration Collateral Share Fund, and GMO;[22]

42.	Management Contract between the Trust, on behalf of GMO Strategic Fixed Income Fund, and GMO;[24]

43.	Management Contract between the Trust, on behalf of GMO International Opportunities Equity Allocation Fund, and GMO;[24]

44.	Management Contract between the Trust, on behalf of GMO Inflation Indexed Plus Bond Fund, and GMO;[25]

45.	Management Contract between the Trust, on behalf of GMO Special Situations Fund, and GMO;[29]

46.	Management Contract between the Trust, on behalf of GMO Flexible Equities Fund, and GMO;[32]

47.	Management Contract between the Trust, on behalf of GMO Arlington Fund, and GMO;[33]

48.	Management Contract between the Trust, on behalf of GMO Berkeley Fund, and GMO;[33]

49.	Management Contract between the Trust, on behalf of GMO Clarendon Fund, and GMO;[33]

50.	Management Contract between the Trust, on behalf of GMO Dartmouth Fund, and GMO;[33]

51.	Management Contract between the Trust, on behalf of GMO U.S. Treasury Fund, and GMO; [34]

52.	Management Contract between the Trust, on behalf of GMO Asset Allocation Bond Fund, and GMO; [34]

53.	Management Contract between the Trust, on behalf of GMO Asset Allocation International Bond Fund, and GMO — to be filed by amendment; and

54.	Management Contract between the Trust, on behalf of GMO World Opportunity Overlay Share Fund, and GMO — to be filed by amendment.
(e) 1.	Distribution Agreement (the “Distribution Agreement”), dated August 1, 2007, between the Trust, on behalf of the Funds listed on Schedule A thereto, as Schedule A may be amended from time to time, and Funds Distributor, LLC.[30]
(i)	Schedule A to the Distribution Agreement as amended as of March 19, 2009 — Exhibit (e)1(i).
(f)	None.

(g) 1.	Form of Custodian Agreement (the “IBT Custodian Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and Investors Bank & Trust Company (“IBT”), as amended from time to time to include GMO Tobacco-Free Core Fund, GMO Domestic Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Emerging Country Debt Fund, GMO Benchmark-Free Allocation Fund, GMO U.S. Equity Allocation Fund, GMO Global Bond Fund, GMO Real Estate Fund, GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Inflation Indexed Bond Fund, GMO Core Plus Bond Fund, GMO Tax-Managed U.S. Equities Fund, GMO Emerging Country Debt Share Fund, GMO Special Purpose Holding Fund, GMO Short-Duration Collateral Fund, GMO U.S. Quality Equity Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities Allocation Fund, GMO World Opportunities Equity Allocation Fund, GMO U.S. Small/Mid Cap Value Fund, GMO U.S. Small/Mid Cap Growth Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Core Equity Fund, GMO Short-Duration Collateral Share Fund, GMO Strategic Fixed Income Fund, GMO International Opportunities Equity Allocation Fund, GMO Inflation Indexed Plus Bond Fund, GMO Special Situations Fund, GMO Arlington Fund, GMO Berkeley Fund, GMO Clarendon Fund, GMO Dartmouth Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Asset Allocation International Bond Fund, and GMO World Opportunity Overlay Share Fund;[26]
(i)	Letter Amendment to the IBT Custodian Agreement, dated May 30, 2003, among the Trust, GMO and IBT;[9]

(ii)	Letter Amendment to the IBT Custodian Agreement, dated July 25, 2007, among the Trust, GMO and State Street Bank and Trust Company (“State Street Bank”) (as successor by merger to IBT);[29]

(iii)	Letter Amendment to the IBT Custodian Agreement, dated March 10, 2009, among the Trust, GMO and State Street Bank and Trust Company (“State Street Bank”) (as successor by merger to IBT); [34]

(iv)	Letter Amendment to the IBT Custodian Agreement, dated [], 2009, among the Trust, GMO and State Street Bank and Trust Company (“State Street Bank”) (as successor by merger to IBT) — to be filed by amendment;
2.	Form of Custodian Agreement (the “BBH Custodian Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and Brown Brothers Harriman & Co. (“BBH”), as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Growth Equity Fund, GMO International Core Equity Fund, and GMO Flexible Equities Fund;[6]
(i)	Letter Amendment to the BBH Custodian Agreement, dated June 4, 2003, among the Trust and BBH;[9]

(ii)	Letter Amendment to the BBH Custodian Agreement, dated June 16, 2008, among the Trust and BBH;[32]

3.	Form of Accounting Agency Agreement (the “Accounting Agency Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and BBH, as amended to include GMO Taiwan Fund and GMO Flexible Equities Fund;[6]
(i)	Form of Second Amendment to the Accounting Agency Agreement, dated November 22, 2005, between the Trust, on behalf of the Funds listed on Schedule I thereto, and BBH;[26]

(ii)	Letter Amendment to the Accounting Agency Agreement, dated June 16, 2008, between the Trust and BBH; [32]
4.	Form of 17f-5 Delegation Schedule (the “Delegation Schedule”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule 1 thereto, and BBH, as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Growth Equity Fund, GMO International Core Equity Fund, and GMO Flexible Equities Fund;[6]
(i)	Letter Amendment to the Delegation Schedule, dated June 16, 2008, among the Trust and BBH;[32]
5.	Form of Amended and Restated Delegation Agreement (the “Delegation Agreement”), dated June 29, 2001, between the Trust, on behalf of GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, and GMO Emerging Country Debt Share Fund, and IBT, as amended from time to time to include GMO Short-Duration Collateral Fund, GMO Alternative Asset Opportunity Fund, GMO Strategic Opportunities Allocation Fund, GMO World Opportunities Equity Allocation Fund, GMO U.S. Small/Mid Cap Value Fund, GMO U.S. Small/Mid Cap Growth Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Core Equity Fund, GMO Short-Duration Collateral Share Fund, GMO Strategic Fixed Income Fund, GMO International Opportunities Equity Allocation Fund, GMO Inflation Indexed Plus Bond Fund, GMO Special Situations Fund, GMO Arlington Fund, GMO Berkeley Fund, GMO Clarendon Fund, GMO Dartmouth Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Asset Allocation International Bond Fund, and GMO World Opportunity Overlay Share Fund;[6]
(i)	Letter Amendment to the Delegation Agreement, dated July 25, 2007, among the Trust, GMO and State Street Bank (as successor by merger to IBT);[29]

(ii)	Letter Amendment to the Delegation Agreement, dated March 10, 2009, among the Trust, GMO and State Street Bank (as successor by merger to IBT);[34]

(iii)	Letter Amendment to the Delegation Agreement, dated [], 2009, among the Trust, GMO and State Street Bank (as successor by merger to IBT) — to be filed by amendment.

(h) 1.	Form of Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and IBT, as amended from time to time to include GMO Global Bond Fund, GMO Real Estate Fund, GMO Foreign Fund, GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Inflation Indexed Bond Fund, GMO Small/Mid Cap Growth Fund, GMO Core Plus Bond Fund, GMO Tax-Managed International Equities Fund, GMO Tax-Managed U.S. Equities Fund, GMO Emerging Country Debt Share Fund, GMO Special Purpose Holding Fund, GMO Foreign Small Companies Fund, GMO Short-Duration Collateral Fund, GMO U.S. Quality Equity Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities Allocation Fund, GMO World Opportunities Equity Allocation Fund, GMO Developed World Stock Fund, GMO International Growth Equity Fund, GMO International Core Equity Fund, GMO U.S. Small/Mid Cap Value Fund, GMO U.S. Small/Mid Cap Growth Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Core Equity Fund, GMO Short-Duration Collateral Share Fund, GMO Strategic Fixed Income Fund, GMO International Opportunities Equity Allocation Fund, GMO Inflation Indexed Plus Bond Fund, GMO Special Situations Fund, GMO Flexible Equities Fund, GMO Arlington Fund, GMO Berkeley Fund, GMO Clarendon Fund, GMO Dartmouth Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Asset Allocation International Bond Fund, and GMO World Opportunity Overlay Share Fund;[26]
(i)	Letter Amendment to the Transfer Agency and Service Agreement, dated July 25, 2007, among the Trust, GMO and State Street Bank (as successor by merger to IBT);[29]

(ii)	Letter Amendment to the Transfer Agency and Service Agreement, dated June 16, 2008, among the Trust, GMO and State Street Bank (as successor by merger to IBT); [32]

(iii)	Letter Amendment to the Transfer Agency and Service Agreement, dated March 10, 2009, among the Trust, GMO and State Street Bank (as successor by merger to IBT);[34]

(iv)	Letter Amendment to the Transfer Agency and Service Agreement, dated March 10, 2009, among the Trust, GMO and State Street Bank (as successor by merger to IBT) — to be filed by amendment.
2.	Notification of Undertaking to Reimburse Certain Fund Expenses by GMO to the Trust — to be filed by amendment; and

3.	Amended and Restated Servicing Agreement, dated May 30, 1996, as amended and restated effective [], 2009, between the Trust, on behalf of certain Funds listed on Exhibit I thereto, and GMO — to be filed by amendment.
(i)	Opinion and Consent of Ropes & Gray LLP — to be filed by amendment.

(j)	Consent of PricewaterhouseCoopers LLP — to be filed by amendment.

(k)	Financial Statements—Not applicable.

(l)	None.

(m) 1.	GMO Trust Amended and Restated Distribution and Service Plan (Class M), dated as of November 15, 2001, as amended and restated as of June 30, 2008, on behalf of certain Funds listed on Appendix A thereto;[31]
2.	Amended and Restated Administration Agreement, dated as of June 30, 2008, on behalf of certain Funds listed on Exhibit I thereto;[31]

3.	Form of Service Agreement (“Service Agreement”), dated October 1, 2001, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto, as Schedule A may be amended from time to time;[5]
(i)	Second Amendment to Service Agreement, dated September 9, 2005, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto;[26]

(ii)	Assignment Agreement, effective as of April 2, 2007, between Wachovia Bank, Ameriprise Financial Services, Inc. (f/k/a American Express Financial Advisors Inc.) and the Trust, on behalf of certain Funds listed on Schedule A thereto;[28]
4.	Form of Services Agreement, dated as of March 2002, between Fidelity Brokerage Services LLC and National Financial Services LLC, and the Trust, on behalf of certain Funds listed on Exhibit B thereto;[6]

5.	Funds Trading Agreement (“Funds Trading Agreement”), dated July 1, 2001, between Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), IBT, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[26]
(i)	Second Amendment to Funds Trading Agreement, dated as of April 1, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[26]

(ii)	Third Amendment to Funds Trading Agreement, dated as of November 28, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[26]

(iii)	Fourth Amendment to Funds Trading Agreement, dated as of April 1, 2004, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[26]

(iv)	Fifth Amendment to Funds Trading Agreement, dated as of February 1, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[26]

(v)	Sixth Amendment to Funds Trading Agreement, dated as of July, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[26]

(vi)	Seventh Amendment to Funds Trading Agreement, dated as of September, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[26]
6.	Form of Funds Trading Agreement (“BBH Funds Trading Agreement”), dated July 1, 2001, between FIIOC, IBT, BBH, GMO and the Trust on behalf of certain Funds listed on Exhibit A thereto;[6]
(i)	Form of First Amendment to the BBH Funds Trading Agreement, dated January 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[6]

(ii)	Second Amendment to the BBH Funds Trading Agreement, dated July 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[26]
7.	Form of Shareholder Services Agreement (“Shareholder Services Agreement”), dated as of October 31, 2001, between Citistreet LLC (“Citistreet”) and the Trust, on behalf of certain Funds listed on Attachment A thereto;[9]
(i)	First Amendment to Shareholder Services Agreement, dated as of May 6, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[26]

(ii)	Second Amendment to Shareholder Services Agreement, dated as of October 15, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[26]

(iii)	Third Amendment to Shareholder Services Agreement, dated as of April 30, 2003, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[26]

(iv)	Fourth Amendment to Shareholder Services Agreement, dated as of July 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[26] and

(v)	Fifth Amendment to Shareholder Services Agreement, dated as of September 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto.[26]
(n)	Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996, as amended and restated June 16, 2008.[31]

(o)	Reserved.

(p) 1.	GMO Code of Ethics, dated October 1, 2008, adopted by GMO, GMO Australasia LLC, GMO Australia Ltd., GMO Singapore PTE Ltd., GMO Switzerland GMBH, GMO U.K. Ltd., GMO Woolley Ltd., GMO Renewable Resources LLC, GMO Renewable Resources (in New Zealand), and GMO Renewable Resources Uruguay, SRL.[34]
2.	GMO Trust Code of Ethics, dated September 5, 2008, adopted by the Trust.[33]

3.	Code of Ethics for the Independent Trustees of GMO Trust, dated as of May 31, 2006, adopted by the Board of Trustees of the Trust.[27]

1.	Previously filed with the SEC as part of Post-Effective Amendment No. 27 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Post-Effective Amendment No. 28 to the Registration Statement under the Investment Company Act of 1940 Act (the “1940 Act”) on March 13, 1996, and hereby incorporated by reference.

2.	Previously filed with the SEC as part of Post-Effective Amendment No. 29 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 30 to the Registration Statement under the 1940 Act on June 28, 1996, and hereby incorporated by reference.

3.	Previously filed with the SEC as part of Post-Effective Amendment No. 60 to the Registration Statement under the 1940 Act on December 30, 1999, and hereby incorporated by reference.

4.	Previously filed with the SEC as part of Post-Effective Amendment No. 63 to the Registration Statement under the 1940 Act on July 3, 2000, and hereby incorporated by reference.

5.	Previously filed with the SEC as part of Post-Effective Amendment No. 63 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 76 to the Registration Statement under the 1940 Act on March 1, 2002, and hereby incorporated by reference.

6.	Previously filed with the SEC as part of Post-Effective Amendment No. 64 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 77 to the Registration Statement under the 1940 Act on May 1, 2002, and hereby incorporated by reference.

7.	Previously filed with the SEC as part of Post-Effective Amendment No. 84 to the Registration Statement under the 1940 Act on November 26, 2002, and hereby incorporated by reference.

8.	Previously filed with the SEC as part of Post-Effective Amendment No. 70 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 87 to the Registration Statement under the 1940 Act on May 1, 2003, and hereby incorporated by reference.

9.	Previously filed with the SEC as part of Post-Effective Amendment No. 71 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 89 to the Registration Statement under the 1940 Act on June 30, 2003, and hereby incorporated by reference.

10.	Previously filed with the SEC as part of Post-Effective Amendment No. 72 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 90 to the Registration Statement under the 1940 Act on October 31, 2003, and hereby incorporated by reference.

11.	Previously filed with the SEC as part of Post-Effective Amendment No. 75 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 94 to the Registration Statement under the 1940 Act on January 23, 2004, and hereby incorporated by reference.

12.	Previously filed with the SEC as part of Post-Effective Amendment No. 96 to the Registration Statement under the 1940 Act on March 29, 2004, and hereby incorporated by reference.

13.	Previously filed with the SEC as part of Post-Effective Amendment No. 104 to the Registration Statement under the 1940 Act on June 25, 2004, and hereby incorporated by reference.

14.	Previously filed with the SEC as part of Post-Effective Amendment No. 95 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 120 to the Registration Statement under the 1940 Act on September 22, 2004, and hereby incorporated by reference.

15.	Previously filed with the SEC as part of Post-Effective Amendment No. 126 to the Registration Statement under the 1940 Act on November 18, 2004, and hereby incorporated by reference.

16.	Previously filed with the SEC as part of Post-Effective Amendment No. 105 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 131 to the Registration Statement under the 1940 Act on March 15, 2005, and hereby incorporated by reference.

17.	Previously filed with the SEC as part of Post-Effective Amendment No. 132 to the Registration Statement under the 1940 Act on March 29, 2005, and hereby incorporated by reference.

18.	Previously filed with the SEC as part of Post-Effective Amendment No. 107 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 134 to the Registration Statement under the 1940 Act on April 29, 2005, and hereby incorporated by reference.

19.	Previously filed with the SEC as part of Post-Effective Amendment No. 109 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 136 to the Registration Statement under the 1940 Act on May 27, 2005, and hereby incorporated by reference.

20.	Previously filed with the SEC as part of Post-Effective Amendment No. 113 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 141 to the Registration Statement under the 1940 Act on June 30, 2005, and hereby incorporated by reference.

21.	Previously filed with the SEC as part of Post-Effective Amendment No. 114 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 142 to the Registration Statement under the 1940 Act on August 17, 2005, and hereby incorporated by reference.

22.	Previously filed with the SEC as part of Post-Effective Amendment No. 118 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 146 to the Registration Statement under the 1940 Act on March 1, 2006, and hereby incorporated by reference.

23.	Previously filed with the SEC as part of Post-Effective Amendment No. 122 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 150 to the Registration Statement under the 1940 Act on May 1, 2006, and hereby incorporated by reference.

24.	Previously filed with the SEC as part of Post-Effective Amendment No. 123 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 151 to the Registration Statement under the 1940 Act on May 17, 2006, and hereby incorporated by reference.

25.	Previously filed with the SEC as part of Post-Effective Amendment No. 125 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 153 to the Registration Statement under the 1940 Act on May 31, 2006, and hereby incorporated by reference.

26.	Previously filed with the SEC as part of Post-Effective Amendment No. 154 to the Registration Statement under the 1940 Act on June 28, 2006, and hereby incorporated by reference.

27.	Previously filed with the SEC as part of Post-Effective Amendment No. 127 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 156 to the Registration Statement under the 1940 Act on May 1, 2007.

28.	Previously filed with the SEC as part of Post-Effective Amendment No. 128 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 158 to the Registration Statement under the 1940 Act on June 29, 2007.

29.	Previously filed with the SEC as part of Post-Effective Amendment No. 159 to the Registration Statement under the 1940 Act on July 27, 2007.

30.	Previously filed with the SEC as part of Post-Effective Amendment No. 129 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 160 to the Registration Statement under the 1940 Act on May 1, 2008.

31.	Previously filed with the SEC as part of Post-Effective Amendment No. 161 to the Registration Statement under the 1940 Act on June 27, 2008.

32.	Previously filed with the SEC as part of Post-Effective Amendment No. 163 to the Registration Statement under the 1940 Act on July 25, 2008.

33.	Previously filed with the SEC as part of Post-Effective Amendment No. 164 to the Registration Statement under the 1940 Act on December 24, 2008.

34.	Previously filed with the SEC as part of Post-Effective Amendment No. 167 to the Registration Statement under the 1940 Act on March 13, 2009.
Item 24. Persons Controlled by or Under Common Control with a Fund

Controlling Fund	Person Controlled	Nature of Control
GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.(a) (b)	100% ownership(c)
GMO Special Purpose Holding Fund	GMO SPV I, LLC(a) (d)	74.9% ownership(c)

(a)	Included in the controlling Fund’s consolidated financial statements.

(b)	Organized under the laws of Bermuda.

(c)	As of the most recent fiscal year ended February 28, 2009.

(d)	Organized under the laws of the State of Delaware.
Item 25. Indemnification
     Please refer to Article 4 (Indemnification) of the By-laws.
     In addition, the Trust will maintain a trustees and officers liability insurance policy under which the Trust and its trustees and officers will be named insureds. The

Trust also has entered into agreements with each of its trustees pursuant to which each of the Funds has agreed to indemnify each Trustee to the maximum extent permitted by applicable law against any liability and expense incurred by the Trustee by reason of the Trustee being or having been a Trustee.
     Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust’s By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser
     A description of the business of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Funds of the Registrant (the “Investment Adviser”), is set forth under the captions “Management of the Trust” in the prospectuses and “Investment Advisory and Other Services” in the statements of additional information, all forming part of this Registration Statement.
     Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption “Management of the Trust” in the Registrant’s statements of additional information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser and the Registrant is 40 Rowes Wharf, Boston, Massachusetts 02110.

Name	Position with Investment Adviser	Other Connections
Paul J. Bostock	Member	Director, Inquire UK, Baldocks Barn Chiddingstone Causway, Tonbridge, Kent TN11 8JX

Name	Position with Investment Adviser	Other Connections
Arjun Divecha	Member and Vice Chairman of the Board of Directors	Director, Frog Hollow Fresh LLC, P.O. Box 872, Brentwood, CA 94513

R. Jeremy Grantham	Founding Member and Chairman of the Board of Directors	MSPCC Investment Committee, 555 Amory Street, Jamaica Plain, MA 02130; Board of Directors, Environmental Defense, 257 Park Avenue South, New York, NY 10010; Board Member, Imperial College of London — Grantham Institute for Climate Change, London SW7 2AZ; Board Member, London School of Economics — Grantham Institute for Climate Change, Houghton Street, London, WC2A 2AE

Jon Hagler	Member of the Board of Directors	Overseer’s Advisory Board, WGBH Boston, 125 Western Ave., Boston, MA 02134; Trustee Emeritus, Texas A&M Foundation, Texas A&M University, College Station, TX 77843; Chairman, Vision 2020 Advisory Council, Texas A&M University, College Station, TX 77843

Bevis Longstreth	Member of the Board of Directors	Trustee, College Retirement Equity Fund, 730 Third Ave., NY, NY 10017-3206; Director, AMVESCAP, 1315 Peachtree Street, NE, Atlanta, GA 30309; Expert witness in periodic securities litigation; Trustee and financial adviser to certain high net worth individuals/families; Historical novelist; Fiduciary for various not-for-profit institutions

John Rosenblum	Member of the Board of Directors	Director, The Chesapeake Corporation, 1021 East Cary Street, Richmond, VA 23219; Trustee, Landmark Volunteers, P.O. Box 455,

Name	Position with Investment Adviser	Other Connections
Sheffield, MA 01257; Jamestown-Yorktown Foundation, Inc., P.O. Box 1607, Williamsburg, VA 23187-1607; American Civil War Center Foundation, 200 S. Third St., Richmond, VA 23219; Chair of the Board, Atlantic Challenge, 643 Main St., Rockland, ME 04841; University Symphony Society, 112 Old Cabell Hall, Charlottesville, VA 22903; Treasurer and Board Member, Farnsworth Art Museum, 16 Museum Street, Rockland, Maine 04841

Eyk Van Otterloo	Founding Member and Member of the Board of Directors	Chairman of the Board, Chemonics International, 1133 20th Street, NW, Suite 600, Washington, D.C. 20036; Chairman of the Board, OneCoast Network LLC, 408 Jamesborough Drive, Pittsburgh, PA 15238; Board Member, Dimensional Photonics, 220 Ballardvale Street, Unit D, Wilmington, MA 01887; Overseer, Peabody Essex Museum, East India Square, Salem, MA 01970
Item 27. Principal Underwriters

Item 27(a).	Funds Distributor, LLC (“FD”) acts as principal underwriter for the following investment companies:
Allstate Financial
GMO Trust
Munder Series Trust II
Munder Series Trust
PayPal, Inc.

     FD is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. FD has its main address at 10 High Street, Suite 302, Boston, Massachusetts 02110. FD is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.
Item 27(b). Information about Directors and Officers of FD is as follows:

Director or Officer	Positions and Offices with FD
Mark S. Redman	President and Director

Jennifer Hoopes	Secretary

Richard J. Berthy	Treasurer, Vice President, Assistant Secretary and Director

Wayne A. Rose	Chief Compliance Officer

Linda C. Carley	Chief Compliance Officer

James E. (Ed) Pike	Financial and Operations Principal
The above FD directors and officers do not have positions or offices with the Trust.
Item 27(c). Other Compensation received by FD from certain Funds of the Trust with respect to the last fiscal year(a):

Class M(b) Distribution and Service (12b-1) Fees
GMO Fund Name	March 1, 2008 through February 28, 2009
GMO U.S. Core Equity Fund	$76,964
GMO U.S. Growth Fund	$58,102
GMO International Intrinsic Value Fund	$37,266
GMO Foreign Fund	$14,551
GMO Emerging Countries Fund	$71,415

(a)	FD is entitled to receive any distribution and service (12b-1) fees paid by the Class M Shares for services rendered and expenses borne by FD which are primarily intended to result in the sale of Class M shares and/or the provision of certain other services incidental thereto. During the last fiscal year, FD did not retain any of the distribution and service (12b-1) fees paid by the Funds and directed that the Funds remit the distribution and service (12b-1) fees directly to certain third party intermediaries who rendered services to the Funds.

(b)	Other classes of the GMO Funds do not pay distribution (12b-1) fees or any other type of commission or compensation to FD.
Item 28. Location of Accounts and Records
     The accounts, books, and other documents required to be maintained by Section 31(a) and the rules thereunder will be maintained at the offices of the Registrant, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s distributor, Funds Distributor, LLC, 10 High Street, Suite 302, Boston, MA 02110; the Registrant’s custodian for certain of the Funds, Brown Brothers Harriman & Co., 40

Water Street, Boston, MA 02109; and the Registrant’s custodian for certain of the Funds and transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.
Item 29. Management Services
     Not applicable.
Item 30. Undertakings
     None.
Notice
A copy of the Declaration of Trust, together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 134 under the Securities Act and Post-Effective Amendment No. 168 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 16th day of April, 2009.

GMO Trust
By:	/s/ J.B. KITTREDGE
J.B. Kittredge
Title:	President; Chief Executive Officer; Principal Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 134 to GMO Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ J.B. KITTREDGE J.B. Kittredge	President; Chief Executive Officer; Principal Executive Officer	April 16, 2009

/s/ SHEPPARD N. BURNETT Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	April 16, 2009

DONALD W. GLAZER* Donald W. Glazer	Trustee	April 16, 2009

W. NICHOLAS THORNDIKE* W. Nicholas Thorndike	Trustee	April 16, 2009

PETER TUFANO* Peter Tufano	Trustee	April 16, 2009

* By:	/s/ JASON HARRISON
Jason Harrison
Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of Donald W. Glazer and W. Nicholas Thorndike filed with the SEC as part of Post-Effective Amendment No. 127 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 156 to the Registration Statement under the 1940 Act on May 1, 2007, and pursuant to Power of Attorney for Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 133 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 167 to the Registration Statement under the 1940 Act on March 13, 2009.

EXHIBIT INDEX
GMO TRUST

Exhibit Ref.	Title of Exhibit

Item 23.

(a)24	Amendment Nos. 38-39 to the Declaration of Trust.

(e)1(i)	Schedule A to the Distribution Agreement as amended as of March 19, 2009.